UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: January 31

Date of reporting period: July 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
July 31, 2019
Columbia Income Builder Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Income Builder Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Income Builder Fund (the Fund) seeks to provide shareholders with a high level of current income and growth of capital.
Portfolio management
Colin Lundgren, CFA
Lead Portfolio Manager
Managed Fund since 2006
Gene Tannuzzo, CFA
Portfolio Manager
Managed Fund since 2010
Average annual total returns (%) (for the period ended July 31, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	02/16/06	6.04	6.73	4.58	6.94
	Including sales charges		1.03	1.65	3.56	6.42
Advisor Class*		11/08/12	6.14	6.98	4.84	7.12
Class C	Excluding sales charges	02/16/06	5.62	5.91	3.80	6.14
	Including sales charges		4.62	4.91	3.80	6.14
Institutional Class*		09/27/10	6.17	7.00	4.84	7.18
Institutional 2 Class*		11/08/12	6.24	7.07	4.88	7.16
Institutional 3 Class*		03/01/17	6.18	7.14	4.75	7.03
Class R*		09/27/10	5.87	6.43	4.31	6.73
Blended Benchmark			5.70	6.87	4.19	5.69
Bloomberg Barclays U.S. Aggregate Bond Index			5.23	8.08	3.05	3.75
Russell 3000 Value Index			8.29	4.23	7.93	12.31
FTSE Three-Month U.S. Treasury Bill Index			1.21	2.33	0.88	0.48
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 65% Bloomberg Barclays U.S. Aggregate Bond Index, 25% Russell 3000 Value Index and 10% FTSE Three-Month U.S. Treasury Bill Index.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.
The FTSE Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Income Builder Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at July 31, 2019)
Equity Funds	23.6
Exchange-Traded Funds	1.9
Fixed-Income Funds	74.4
Money Market Funds	0.1
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Columbia Income Builder Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the “Effective expenses paid during the period” column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
February 1, 2019 — July 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,060.40	1,022.91	1.94	1.91	0.38	5.06	4.97	0.99
Advisor Class	1,000.00	1,000.00	1,061.40	1,024.15	0.66	0.65	0.13	3.78	3.71	0.74
Class C	1,000.00	1,000.00	1,056.20	1,019.19	5.76	5.66	1.13	8.87	8.71	1.74
Institutional Class	1,000.00	1,000.00	1,061.70	1,024.15	0.66	0.65	0.13	3.78	3.71	0.74
Institutional 2 Class	1,000.00	1,000.00	1,062.40	1,024.25	0.56	0.55	0.11	3.68	3.61	0.72
Institutional 3 Class	1,000.00	1,000.00	1,061.80	1,024.50	0.31	0.30	0.06	3.43	3.36	0.67
Class R	1,000.00	1,000.00	1,058.70	1,021.67	3.22	3.16	0.63	6.33	6.22	1.24
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
Columbia Income Builder Fund | Semiannual Report 2019	5

Portfolio of Investments
July 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 23.7%
	Shares	Value ($)
Convertible 4.7%
Columbia Convertible Securities Fund, Institutional 3 Class(a)	2,764,023	61,610,062
Dividend Income 12.9%
Columbia Dividend Income Fund, Institutional 3 Class(a)	3,582,007	84,069,715
Columbia Dividend Opportunity Fund, Institutional 3 Class(a)	6,210,369	59,246,924
Columbia Global Dividend Opportunity Fund, Institutional 3 Class(a)	1,533,114	28,071,309
Total		171,387,948
Global Real Estate 2.4%
Columbia Real Estate Equity Fund, Institutional 3 Class(a)	2,198,646	31,704,476
U.S. Small Cap 3.7%
Columbia Small Cap Value Fund I, Institutional 3 Class(a)	1,267,082	49,517,575
Total Equity Funds (Cost $289,292,416)		314,220,061

Exchange-Traded Funds 1.9%

Columbia Diversified Fixed Income Allocation ETF(a)	1,250,000	25,606,875
Total Exchange-Traded Funds (Cost $24,980,250)		25,606,875

Fixed-Income Funds 74.4%

Emerging Markets 7.1%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	8,137,489	94,150,743
Floating Rate 6.1%
Columbia Floating Rate Fund, Institutional 3 Class(a)	9,090,365	81,540,570
Fixed-Income Funds (continued)
	Shares	Value ($)
High Yield 10.1%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	45,701,052	133,904,081
Inflation Protected Securities 0.8%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a)	1,059,445	10,213,052
Investment Grade 50.3%
Columbia Corporate Income Fund, Institutional 3 Class(a)	14,268,108	149,815,136
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	11,390,022	113,672,420
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	13,012,017	132,852,693
Columbia Quality Income Fund, Institutional 3 Class(a)	47,948,654	265,156,060
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	629,385	7,143,518
Total		668,639,827
Total Fixed-Income Funds (Cost $961,634,301)		988,448,273

Money Market Funds 0.0%

Columbia Government Money Market Fund, Institutional 3 Class, 1.843%(a),(b)	657,991	657,991
Total Money Market Funds (Cost $657,541)		657,991
Total Investments in Securities (Cost: $1,276,564,508)		1,328,933,200
Other Assets & Liabilities, Net		(353,266)
Net Assets		1,328,579,934
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Income Builder Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
July 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Convertible Securities Fund, Institutional 3 Class
	3,084,504	182,674	(503,155)	2,764,023	479,421	611,110	3,996,302	718,302	61,610,062
Columbia Corporate Income Fund, Institutional 3 Class
	14,603,820	882,689	(1,218,401)	14,268,108	—	(117,377)	8,929,607	2,554,680	149,815,136
Columbia Diversified Fixed Income Allocation ETF
	1,250,000	—	—	1,250,000	—	—	1,306,875	443,225	25,606,875
Columbia Dividend Income Fund, Institutional 3 Class
	3,080,953	741,174	(240,120)	3,582,007	—	90,943	7,668,138	856,591	84,069,715
Columbia Dividend Opportunity Fund, Institutional 3 Class
	6,380,132	426,093	(595,856)	6,210,369	—	(258,373)	3,969,576	964,938	59,246,924
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	10,628,210	512,154	(3,002,875)	8,137,489	—	(1,388,663)	6,046,516	1,755,487	94,150,743
Columbia Floating Rate Fund, Institutional 3 Class
	6,802,371	2,505,168	(217,174)	9,090,365	—	(8,932)	620,211	1,846,670	81,540,570
Columbia Global Dividend Opportunity Fund, Institutional 3 Class
	1,475,599	84,142	(26,627)	1,533,114	—	(3,973)	1,504,487	423,643	28,071,309
Columbia Government Money Market Fund, Institutional 3 Class, 1.843%
	645,996	20,671	(8,676)	657,991	—	—	—	6,667	657,991
Columbia High Yield Bond Fund, Institutional 3 Class
	56,165,393	3,576,310	(14,040,651)	45,701,052	—	(1,260,854)	6,643,715	3,558,817	133,904,081
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	1,032,463	43,079	(16,097)	1,059,445	—	(3,415)	471,758	—	10,213,052
Columbia Limited Duration Credit Fund, Institutional 3 Class
	4,751,563	6,775,654	(137,195)	11,390,022	—	(3,956)	2,482,401	1,250,342	113,672,420
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	11,497,465	1,737,148	(222,596)	13,012,017	—	(17,338)	3,057,552	2,286,505	132,852,693
Columbia Quality Income Fund, Institutional 3 Class
	42,035,319	6,753,486	(840,151)	47,948,654	—	(137,013)	7,189,844	4,217,018	265,156,060
Columbia Real Estate Equity Fund, Institutional 3 Class
	3,019,614	102,440	(923,408)	2,198,646	264,239	(873,804)	3,148,163	388,349	31,704,476
Columbia Small Cap Value Fund I, Institutional 3 Class
	1,535,385	101,771	(370,074)	1,267,082	1,380,121	(793,740)	(104,129)	—	49,517,575
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	609,084	31,021	(10,720)	629,385	—	(4,906)	226,539	73,227	7,143,518
Total					2,123,781	(4,170,291)	57,157,555	21,344,461	1,328,933,200

(b)	The rate shown is the seven-day current annualized yield at July 31, 2019.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Builder Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
July 31, 2019 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	314,220,061	—	—	314,220,061
Exchange-Traded Funds	25,606,875	—	—	25,606,875
Fixed-Income Funds	988,448,273	—	—	988,448,273
Money Market Funds	657,991	—	—	657,991
Total Investments in Securities	1,328,933,200	—	—	1,328,933,200
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Income Builder Fund | Semiannual Report 2019

Statement of Assets and Liabilities
July 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Affiliated issuers (cost $1,276,564,508)	$1,328,933,200
Receivable for:
Investments sold	3,528
Capital shares sold	1,044,187
Dividends	2,324,439
Prepaid expenses	7,853
Total assets	1,332,313,207
Liabilities
Payable for:
Investments purchased	2,752,418
Capital shares purchased	787,314
Management services fees	728
Distribution and/or service fees	11,172
Transfer agent fees	89,926
Compensation of board members	57,134
Compensation of chief compliance officer	144
Other expenses	34,437
Total liabilities	3,733,273
Net assets applicable to outstanding capital stock	$1,328,579,934
Represented by
Paid in capital	1,283,971,246
Total distributable earnings (loss)	44,608,688
Total - representing net assets applicable to outstanding capital stock	$1,328,579,934
Class A
Net assets	$792,238,857
Shares outstanding	65,481,723
Net asset value per share	$12.10
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.70
Advisor Class
Net assets	$21,629,949
Shares outstanding	1,781,774
Net asset value per share	$12.14
Class C
Net assets	$207,605,442
Shares outstanding	17,087,372
Net asset value per share	$12.15
Institutional Class
Net assets	$277,389,537
Shares outstanding	22,923,626
Net asset value per share	$12.10
Institutional 2 Class
Net assets	$16,600,371
Shares outstanding	1,366,843
Net asset value per share	$12.15
Institutional 3 Class
Net assets	$9,638,028
Shares outstanding	794,182
Net asset value per share	$12.14
Class R
Net assets	$3,477,750
Shares outstanding	285,693
Net asset value per share	$12.17
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Builder Fund | Semiannual Report 2019	9

Statement of Operations
Six Months Ended July 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$21,344,461
Total income	21,344,461
Expenses:
Management services fees	125,970
Distribution and/or service fees
Class A	954,957
Class C	1,023,223
Class R	7,409
Transfer agent fees
Class A	306,250
Advisor Class	6,832
Class C	82,038
Institutional Class	100,536
Institutional 2 Class	3,994
Institutional 3 Class	746
Class R	1,188
Compensation of board members	20,250
Custodian fees	2,050
Printing and postage fees	48,779
Registration fees	64,836
Audit fees	9,481
Legal fees	9,831
Compensation of chief compliance officer	133
Other	11,480
Total expenses	2,779,983
Net investment income	18,564,478
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	(4,170,291)
Capital gain distributions from underlying affiliated funds	2,123,781
Net realized loss	(2,046,510)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	57,157,555
Net change in unrealized appreciation (depreciation)	57,157,555
Net realized and unrealized gain	55,111,045
Net increase in net assets resulting from operations	$73,675,523
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Income Builder Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019
Operations
Net investment income	$18,564,478	$36,697,391
Net realized gain (loss)	(2,046,510)	11,797,091
Net change in unrealized appreciation (depreciation)	57,157,555	(40,949,926)
Net increase in net assets resulting from operations	73,675,523	7,544,556
Distributions to shareholders
Net investment income and net realized gains
Class A	(19,348,852)	(29,791,182)
Advisor Class	(493,807)	(541,945)
Class C	(4,358,018)	(6,759,368)
Institutional Class	(6,816,320)	(9,212,033)
Institutional 2 Class	(350,278)	(319,497)
Institutional 3 Class	(232,252)	(239,095)
Class K		(10)
Class R	(73,392)	(93,561)
Class T		(326)
Total distributions to shareholders	(31,672,919)	(46,957,017)
Increase in net assets from capital stock activity	65,193,433	6,206,409
Total increase (decrease) in net assets	107,196,037	(33,206,052)
Net assets at beginning of period	1,221,383,897	1,254,589,949
Net assets at end of period	$1,328,579,934	$1,221,383,897
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Builder Fund | Semiannual Report 2019	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	July 31, 2019 (Unaudited)		January 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	4,908,591	58,750,468	8,617,829	101,203,474
Distributions reinvested	1,595,387	19,102,653	2,520,859	29,444,141
Redemptions	(4,872,732)	(58,297,404)	(11,790,156)	(138,012,931)
Net increase (decrease)	1,631,246	19,555,717	(651,468)	(7,365,316)
Advisor Class
Subscriptions	867,611	10,405,153	623,509	7,332,784
Distributions reinvested	38,960	468,256	45,455	532,309
Redemptions	(368,767)	(4,426,758)	(361,917)	(4,247,830)
Net increase	537,804	6,446,651	307,047	3,617,263
Class C
Subscriptions	1,534,337	18,452,843	2,972,035	34,940,747
Distributions reinvested	350,257	4,211,666	559,946	6,570,498
Redemptions	(2,163,650)	(26,015,237)	(5,399,832)	(63,700,592)
Net decrease	(279,056)	(3,350,728)	(1,867,851)	(22,189,347)
Institutional Class
Subscriptions	5,408,450	64,745,917	6,986,015	81,683,995
Distributions reinvested	528,865	6,332,724	743,863	8,685,794
Redemptions	(3,281,136)	(39,104,555)	(5,412,865)	(63,332,823)
Net increase	2,656,179	31,974,086	2,317,013	27,036,966
Institutional 2 Class
Subscriptions	773,450	9,310,687	414,144	4,862,318
Distributions reinvested	29,136	350,278	27,277	319,497
Redemptions	(167,525)	(2,013,720)	(284,447)	(3,335,402)
Net increase	635,061	7,647,245	156,974	1,846,413
Institutional 3 Class
Subscriptions	223,360	2,677,233	314,542	3,696,597
Distributions reinvested	19,335	232,184	20,429	238,989
Redemptions	(45,416)	(545,836)	(111,582)	(1,303,626)
Net increase	197,279	2,363,581	223,389	2,631,960
Class K
Redemptions	—	—	(267)	(3,184)
Net decrease	—	—	(267)	(3,184)
Class R
Subscriptions	89,663	1,084,283	113,252	1,325,552
Distributions reinvested	5,871	70,741	7,162	84,094
Redemptions	(49,831)	(598,143)	(65,672)	(768,623)
Net increase	45,703	556,881	54,742	641,023
Class T
Redemptions	—	—	(821)	(9,369)
Net decrease	—	—	(821)	(9,369)
Total net increase	5,424,216	65,193,433	538,758	6,206,409
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Income Builder Fund | Semiannual Report 2019

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Columbia Income Builder Fund | Semiannual Report 2019	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2019 (Unaudited)	$11.70	0.18	0.52	0.70	(0.19)	(0.11)	(0.30)
Year Ended 1/31/2019	$12.08	0.36	(0.28)	0.08	(0.35)	(0.11)	(0.46)
Year Ended 1/31/2018	$11.62	0.37	0.51	0.88	(0.42)	—	(0.42)
Year Ended 1/31/2017	$10.69	0.32	0.99	1.31	(0.34)	(0.04)	(0.38)
Year Ended 1/31/2016	$11.77	0.36	(0.69)	(0.33)	(0.38)	(0.37)	(0.75)
Year Ended 1/31/2015	$11.56	0.36	0.25	0.61	(0.37)	(0.03)	(0.40)
Advisor Class
Six Months Ended 7/31/2019 (Unaudited)	$11.74	0.19	0.53	0.72	(0.21)	(0.11)	(0.32)
Year Ended 1/31/2019	$12.12	0.39	(0.28)	0.11	(0.38)	(0.11)	(0.49)
Year Ended 1/31/2018	$11.65	0.41	0.51	0.92	(0.45)	—	(0.45)
Year Ended 1/31/2017	$10.72	0.35	0.98	1.33	(0.36)	(0.04)	(0.40)
Year Ended 1/31/2016	$11.80	0.38	(0.68)	(0.30)	(0.41)	(0.37)	(0.78)
Year Ended 1/31/2015	$11.59	0.39	0.25	0.64	(0.40)	(0.03)	(0.43)
Class C
Six Months Ended 7/31/2019 (Unaudited)	$11.75	0.13	0.53	0.66	(0.15)	(0.11)	(0.26)
Year Ended 1/31/2019	$12.13	0.27	(0.28)	(0.01)	(0.26)	(0.11)	(0.37)
Year Ended 1/31/2018	$11.66	0.28	0.52	0.80	(0.33)	—	(0.33)
Year Ended 1/31/2017	$10.74	0.24	0.97	1.21	(0.25)	(0.04)	(0.29)
Year Ended 1/31/2016	$11.81	0.27	(0.68)	(0.41)	(0.29)	(0.37)	(0.66)
Year Ended 1/31/2015	$11.60	0.27	0.25	0.52	(0.28)	(0.03)	(0.31)
Institutional Class
Six Months Ended 7/31/2019 (Unaudited)	$11.70	0.19	0.53	0.72	(0.21)	(0.11)	(0.32)
Year Ended 1/31/2019	$12.08	0.39	(0.28)	0.11	(0.38)	(0.11)	(0.49)
Year Ended 1/31/2018	$11.62	0.41	0.50	0.91	(0.45)	—	(0.45)
Year Ended 1/31/2017	$10.70	0.35	0.97	1.32	(0.36)	(0.04)	(0.40)
Year Ended 1/31/2016	$11.77	0.38	(0.67)	(0.29)	(0.41)	(0.37)	(0.78)
Year Ended 1/31/2015	$11.56	0.39	0.25	0.64	(0.40)	(0.03)	(0.43)
Institutional 2 Class
Six Months Ended 7/31/2019 (Unaudited)	$11.74	0.20	0.53	0.73	(0.21)	(0.11)	(0.32)
Year Ended 1/31/2019	$12.12	0.39	(0.28)	0.11	(0.38)	(0.11)	(0.49)
Year Ended 1/31/2018	$11.66	0.41	0.50	0.91	(0.45)	—	(0.45)
Year Ended 1/31/2017	$10.73	0.36	0.98	1.34	(0.37)	(0.04)	(0.41)
Year Ended 1/31/2016	$11.81	0.40	(0.70)	(0.30)	(0.41)	(0.37)	(0.78)
Year Ended 1/31/2015	$11.60	0.40	0.25	0.65	(0.41)	(0.03)	(0.44)
Institutional 3 Class
Six Months Ended 7/31/2019 (Unaudited)	$11.74	0.20	0.52	0.72	(0.21)	(0.11)	(0.32)
Year Ended 1/31/2019	$12.12	0.40	(0.28)	0.12	(0.39)	(0.11)	(0.50)
Year Ended 1/31/2018(e)	$11.78	0.42	0.35	0.77	(0.43)	—	(0.43)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Income Builder Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2019 (Unaudited)	$12.10	6.04%	0.38% (c)	0.38% (c)	3.01% (c)	12%	$792,239
Year Ended 1/31/2019	$11.70	0.75%	0.38%	0.38% (d)	3.08%	20%	$747,121
Year Ended 1/31/2018	$12.08	7.71%	0.38%	0.38% (d)	3.10%	13%	$779,270
Year Ended 1/31/2017	$11.62	12.37%	0.40%	0.40% (d)	2.84%	22%	$934,770
Year Ended 1/31/2016	$10.69	(3.10%)	0.40%	0.40% (d)	3.12%	26%	$927,086
Year Ended 1/31/2015	$11.77	5.29%	0.41%	0.41% (d)	2.99%	29%	$1,042,888
Advisor Class
Six Months Ended 7/31/2019 (Unaudited)	$12.14	6.14%	0.13% (c)	0.13% (c)	3.28% (c)	12%	$21,630
Year Ended 1/31/2019	$11.74	1.00%	0.13%	0.13% (d)	3.35%	20%	$14,605
Year Ended 1/31/2018	$12.12	8.04%	0.13%	0.13% (d)	3.44%	13%	$11,356
Year Ended 1/31/2017	$11.65	12.62%	0.15%	0.15% (d)	3.06%	22%	$5,694
Year Ended 1/31/2016	$10.72	(2.85%)	0.15%	0.15% (d)	3.33%	26%	$3,585
Year Ended 1/31/2015	$11.80	5.55%	0.16%	0.16% (d)	3.28%	29%	$4,786
Class C
Six Months Ended 7/31/2019 (Unaudited)	$12.15	5.62%	1.13% (c)	1.13% (c)	2.26% (c)	12%	$207,605
Year Ended 1/31/2019	$11.75	(0.01%)	1.13%	1.13% (d)	2.32%	20%	$204,048
Year Ended 1/31/2018	$12.13	6.97%	1.13%	1.13% (d)	2.38%	13%	$233,307
Year Ended 1/31/2017	$11.66	11.39%	1.15%	1.15% (d)	2.09%	22%	$233,910
Year Ended 1/31/2016	$10.74	(3.73%)	1.15%	1.15% (d)	2.38%	26%	$222,383
Year Ended 1/31/2015	$11.81	4.49%	1.16%	1.16% (d)	2.26%	29%	$238,901
Institutional Class
Six Months Ended 7/31/2019 (Unaudited)	$12.10	6.17%	0.13% (c)	0.13% (c)	3.26% (c)	12%	$277,390
Year Ended 1/31/2019	$11.70	1.00%	0.13%	0.13% (d)	3.34%	20%	$237,185
Year Ended 1/31/2018	$12.08	7.98%	0.13%	0.13% (d)	3.49%	13%	$216,898
Year Ended 1/31/2017	$11.62	12.55%	0.15%	0.15% (d)	3.11%	22%	$44,030
Year Ended 1/31/2016	$10.70	(2.77%)	0.15%	0.15% (d)	3.34%	26%	$36,263
Year Ended 1/31/2015	$11.77	5.56%	0.16%	0.16% (d)	3.26%	29%	$52,419
Institutional 2 Class
Six Months Ended 7/31/2019 (Unaudited)	$12.15	6.24%	0.11% (c)	0.11% (c)	3.30% (c)	12%	$16,600
Year Ended 1/31/2019	$11.74	1.01%	0.12%	0.12%	3.36%	20%	$8,594
Year Ended 1/31/2018	$12.12	7.97%	0.12%	0.12%	3.47%	13%	$6,969
Year Ended 1/31/2017	$11.66	12.66%	0.10%	0.10%	3.16%	22%	$2,531
Year Ended 1/31/2016	$10.73	(2.79%)	0.10%	0.10%	3.53%	26%	$1,294
Year Ended 1/31/2015	$11.81	5.61%	0.10%	0.10%	3.32%	29%	$792
Institutional 3 Class
Six Months Ended 7/31/2019 (Unaudited)	$12.14	6.18%	0.06% (c)	0.06% (c)	3.34% (c)	12%	$9,638
Year Ended 1/31/2019	$11.74	1.06%	0.06%	0.06%	3.46%	20%	$7,006
Year Ended 1/31/2018(e)	$12.12	6.61%	0.07% (c)	0.07% (c)	3.85% (c)	13%	$4,526
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Builder Fund | Semiannual Report 2019	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 7/31/2019 (Unaudited)	$11.77	0.16	0.53	0.69	(0.18)	(0.11)	(0.29)
Year Ended 1/31/2019	$12.15	0.33	(0.28)	0.05	(0.32)	(0.11)	(0.43)
Year Ended 1/31/2018	$11.68	0.35	0.51	0.86	(0.39)	—	(0.39)
Year Ended 1/31/2017	$10.75	0.30	0.98	1.28	(0.31)	(0.04)	(0.35)
Year Ended 1/31/2016	$11.83	0.33	(0.69)	(0.36)	(0.35)	(0.37)	(0.72)
Year Ended 1/31/2015	$11.62	0.33	0.25	0.58	(0.34)	(0.03)	(0.37)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Income Builder Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 7/31/2019 (Unaudited)	$12.17	5.87%	0.63% (c)	0.63% (c)	2.76% (c)	12%	$3,478
Year Ended 1/31/2019	$11.77	0.49%	0.63%	0.63% (d)	2.84%	20%	$2,825
Year Ended 1/31/2018	$12.15	7.49%	0.63%	0.63% (d)	2.91%	13%	$2,251
Year Ended 1/31/2017	$11.68	12.02%	0.65%	0.65% (d)	2.61%	22%	$1,614
Year Ended 1/31/2016	$10.75	(3.33%)	0.65%	0.65% (d)	2.87%	26%	$1,190
Year Ended 1/31/2015	$11.83	5.00%	0.66%	0.66% (d)	2.75%	29%	$1,172
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Builder Fund | Semiannual Report 2019	17

Notes to Financial Statements
July 31, 2019 (Unaudited)
Note 1. Organization
Columbia Income Builder Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund is a “fund-of-funds”, investing significantly in funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates (Underlying Funds). The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies and risks of the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website at www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional and to certain other investors as also described in the Fund’s prospectus. Class C shares automatically convert to Class A shares after 10 years.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the official closing price on the principal exchange or market on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Investments in the Underlying Funds, with the exception of exchange-traded funds, are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
18	Columbia Income Builder Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
July 31, 2019 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia Income Builder Fund | Semiannual Report 2019	19

Notes to Financial Statements  (continued)
July 31, 2019 (Unaudited)
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. After evaluation, Management determined to adopt the ASU effective for periods ending July 31, 2019 and all subsequent periods. As a result of the amendments, management implemented disclosure changes which include removal of the amount and reasons for transfers between level 1 and level 2 of the fair value hierarchy, removal of the policy for the timing of transfers between levels, removal of the description of the level 3 valuation processes, as well as modifications to the measurement uncertainty disclosure.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.02% of the Fund’s daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
20	Columbia Income Builder Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
July 31, 2019 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended July 31, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Advisor Class	0.08
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.07
Institutional 3 Class	0.02
Class R	0.08
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended July 31, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,356,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2019, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended July 31, 2019, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00 (a)	521,260
Class C	—	1.00 (b)	4,273

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
Columbia Income Builder Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
July 31, 2019 (Unaudited)
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	Contractual expense cap July 1, 2019 through May 31, 2020	Voluntary expense cap June 1, 2019 through June 30, 2019	Contractual expense cap prior to June 1, 2019
Class A	0.52%	0.50%	0.50%
Advisor Class	0.27	0.25	0.25
Class C	1.27	1.25	1.25
Institutional Class	0.27	0.25	0.25
Institutional 2 Class	0.26	0.24	0.24
Institutional 3 Class	0.20	0.18	0.18
Class R	0.77	0.75	0.75
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,276,565,000	59,796,000	(7,428,000)	52,368,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
22	Columbia Income Builder Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
July 31, 2019 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $199,971,983 and $145,994,224, respectively, for the six months ended July 31, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended July 31, 2019.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended July 31, 2019.
Note 8. Significant risks
Shareholder concentration risk
At July 31, 2019, affiliated shareholders of record owned 71.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory
Columbia Income Builder Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
July 31, 2019 (Unaudited)
proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
24	Columbia Income Builder Fund | Semiannual Report 2019

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Income Builder Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
Columbia Income Builder Fund | Semiannual Report 2019	25

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). With respect to the Fund, which operates as a fund-of-funds, the Independent Trustees noted the rationale for according weight to the Fund’s direct expenses as opposed to its total expense ratio, which also includes indirect expenses (i.e., the expenses incurred by the underlying Funds in which the Fund invests and which vary based on the Fund’s investment allocation decisions). In this regard, they noted that the Fund’s direct expenses include very low management fees. Further, the Board took into account that the Fund’s total expense ratio (considering direct expenses only) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall
26	Columbia Income Builder Fund | Semiannual Report 2019

Approval of Management Agreement  (continued)
reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth The Board considered that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment research and advice, as well as administrative, accounting and other services to the Fund.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Income Builder Fund | Semiannual Report 2019	27

Additional information
The Fund mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
28	Columbia Income Builder Fund | Semiannual Report 2019

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Columbia Income Builder Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR163_01_J01_(09/19)

SemiAnnual Report
July 31, 2019
Columbia Capital Allocation Portfolios
Columbia Capital Allocation Conservative Portfolio
Columbia Capital Allocation Moderate Conservative Portfolio
Columbia Capital Allocation Moderate Portfolio
Columbia Capital Allocation Moderate Aggressive Portfolio
Columbia Capital Allocation Aggressive Portfolio
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Funds, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can call 800.345.6611 to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Funds.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Capital Allocation Portfolios  |  Semiannual Report 2019

Fund at a Glance
Columbia Capital Allocation Conservative Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Conservative Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a conservative level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2010
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended July 31, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	4.86	4.30	3.26	4.98
	Including sales charges		-0.16	-0.65	2.26	4.47
Advisor Class*		06/13/13	5.02	4.69	3.54	5.14
Class C	Excluding sales charges	03/04/04	4.40	3.54	2.48	4.20
	Including sales charges		3.40	2.54	2.48	4.20
Institutional Class*		09/27/10	4.99	4.66	3.52	5.22
Institutional 2 Class*		06/13/13	5.03	4.72	3.59	5.18
Institutional 3 Class*		06/13/13	5.06	4.67	3.62	5.20
Class R*		09/27/10	4.73	4.14	3.00	4.74
Blended Benchmark			5.80	7.03	4.17	5.37
Bloomberg Barclays U.S. Aggregate Bond Index			5.23	8.08	3.05	3.75
Russell 3000 Index			10.95	7.05	10.96	13.98
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 66% Bloomberg Barclays U.S. Aggregate Bond Index, 15% Russell 3000 Index, 10% FTSE Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net) and 4% Bloomberg Barclays U.S. Corporate High-Yield Index. The FTSE Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	3

Fund at a Glance   (continued)
Columbia Capital Allocation Conservative Portfolio (Unaudited)
Portfolio breakdown (%) (at July 31, 2019)
Alternative Strategies Funds	6.1
Common Stocks	4.1
Equity Funds	17.3
Fixed-Income Funds	59.0
Money Market Funds	13.5
Options Purchased Puts	0.0 (a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Fund at a Glance
Columbia Capital Allocation Moderate Conservative Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate conservative level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2009
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended July 31, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	10/15/96	5.67	4.06	4.33	6.57
	Including sales charges		-0.39	-1.89	3.11	5.94
Advisor Class*		11/08/12	5.85	4.37	4.60	6.75
Class C	Excluding sales charges	10/15/96	5.16	3.24	3.54	5.76
	Including sales charges		4.16	2.25	3.54	5.76
Institutional Class		10/15/96	5.78	4.29	4.60	6.83
Institutional 2 Class*		11/08/12	5.77	4.39	4.65	6.79
Institutional 3 Class*		06/13/13	5.88	4.40	4.69	6.80
Class R		01/23/06	5.53	3.80	4.09	6.31
Blended Benchmark			6.69	6.87	5.17	6.81
Bloomberg Barclays U.S. Aggregate Bond Index			5.23	8.08	3.05	3.75
Russell 3000 Index			10.95	7.05	10.96	13.98
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 55.5% Bloomberg Barclays U.S. Aggregate Bond Index, 26% Russell 3000 Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg Barclays U.S. Corporate High-Yield Index. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The FTSE Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The Bloomberg Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	5

Fund at a Glance   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio (Unaudited)
Portfolio breakdown (%) (at July 31, 2019)
Alternative Strategies Funds	5.1
Common Stocks	2.8
Equity Funds	29.7
Fixed-Income Funds	49.9
Money Market Funds	12.5
Options Purchased Puts	0.0 (a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
6	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Fund at a Glance
Columbia Capital Allocation Moderate Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Moderate Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2010
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended July 31, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	6.54	3.63	5.57	7.92
	Including sales charges		0.44	-2.31	4.33	7.28
Advisor Class*		06/13/13	6.66	3.94	5.84	8.09
Class C	Excluding sales charges	03/04/04	6.11	2.87	4.77	7.11
	Including sales charges		5.11	1.89	4.77	7.11
Institutional Class*		09/27/10	6.68	3.98	5.84	8.16
Institutional 2 Class*		06/13/13	6.67	3.95	5.88	8.13
Institutional 3 Class*		06/13/13	6.69	3.99	5.94	8.17
Class R*		09/27/10	6.43	3.46	5.31	7.65
Blended Benchmark			7.45	6.62	6.20	8.34
Russell 3000 Index			10.95	7.05	10.96	13.98
Bloomberg Barclays U.S. Aggregate Bond Index			5.23	8.08	3.05	3.75
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 42.5% Bloomberg Barclays U.S. Aggregate Bond Index, 37% Russell 3000 Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg Barclays U.S. Corporate High-Yield Index and 2% MSCI Emerging Markets Index (Net). The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	7

Fund at a Glance   (continued)
Columbia Capital Allocation Moderate Portfolio (Unaudited)
Portfolio breakdown (%) (at July 31, 2019)
Alternative Strategies Funds	3.9
Common Stocks	2.2
Equity Funds	40.9
Fixed-Income Funds	44.3
Money Market Funds	8.7
Options Purchased Puts	0.0 (a)
Preferred Stocks	0.0 (a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
8	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Fund at a Glance
Columbia Capital Allocation Moderate Aggressive Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate aggressive level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2009
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended July 31, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	10/15/96	7.14	3.03	6.46	8.89
	Including sales charges		0.98	-2.89	5.21	8.24
Advisor Class*		11/08/12	7.29	3.34	6.73	9.08
Class C	Excluding sales charges	10/15/96	6.73	2.32	5.68	8.07
	Including sales charges		5.73	1.36	5.68	8.07
Institutional Class		10/15/96	7.28	3.38	6.73	9.15
Institutional 2 Class*		11/08/12	7.23	3.31	6.80	9.13
Institutional 3 Class*		06/13/13	7.36	3.45	6.85	9.15
Class R		01/23/06	7.01	2.85	6.20	8.61
Class V*	Excluding sales charges	03/07/11	7.14	3.03	6.46	8.86
	Including sales charges		0.98	-2.89	5.21	8.21
Blended Benchmark			8.03	6.16	7.08	9.54
Russell 3000 Index			10.95	7.05	10.96	13.98
Bloomberg Barclays U.S. Aggregate Bond Index			5.23	8.08	3.05	3.75
Returns for Class A and Class V shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 49% Russell 3000 Index, 28.5% Bloomberg Barclays U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg Barclays U.S. Corporate High-Yield Index and 4% MSCI Emerging Markets Index (Net). The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	9

Fund at a Glance   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio (Unaudited)
Portfolio breakdown (%) (at July 31, 2019)
Alternative Strategies Funds	3.9
Common Stocks	1.6
Equity Funds	52.6
Fixed-Income Funds	25.3
Money Market Funds	16.5
Options Purchased Puts	0.1
Preferred Stocks	0.0 (a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
10	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Fund at a Glance
Columbia Capital Allocation Aggressive Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Aggressive Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with an aggressive level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2010
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended July 31, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	7.27	2.02	7.10	9.92
	Including sales charges		1.07	-3.84	5.84	9.27
Advisor Class*		06/13/13	7.45	2.28	7.38	10.09
Class C	Excluding sales charges	03/04/04	6.88	1.23	6.29	9.10
	Including sales charges		5.88	0.29	6.29	9.10
Institutional Class*		09/27/10	7.41	2.25	7.36	10.17
Institutional 2 Class*		06/13/13	7.37	2.30	7.42	10.13
Institutional 3 Class*		06/13/13	7.47	2.37	7.49	10.17
Class R*		09/27/10	7.14	1.81	6.83	9.66
Blended Benchmark			8.52	5.53	7.85	10.61
Russell 3000 Index			10.95	7.05	10.96	13.98
Bloomberg Barclays U.S. Aggregate Bond Index			5.23	8.08	3.05	3.75
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 60% Russell 3000 Index, 15% Bloomberg Barclays U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net) and 5% Bloomberg Barclays U.S. Corporate High-Yield Index. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Bloomberg Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	11

Fund at a Glance   (continued)
Columbia Capital Allocation Aggressive Portfolio (Unaudited)
Portfolio breakdown (%) (at July 31, 2019)
Alternative Strategies Funds	4.0
Common Stocks	2.7
Equity Funds	70.2
Fixed-Income Funds	13.0
Money Market Funds	10.0
Options Purchased Puts	0.1
Preferred Stocks	0.0 (a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
12	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the “Effective expenses paid during the period” column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
February 1, 2019 — July 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Columbia Capital Allocation Conservative Portfolio
Class A	1,000.00	1,000.00	1,048.60	1,021.97	2.90	2.86	0.57	5.03	4.96	0.99
Advisor Class	1,000.00	1,000.00	1,050.20	1,023.21	1.63	1.61	0.32	3.76	3.71	0.74
Class C	1,000.00	1,000.00	1,044.00	1,018.25	6.69	6.61	1.32	8.82	8.71	1.74
Institutional Class	1,000.00	1,000.00	1,049.90	1,023.21	1.63	1.61	0.32	3.76	3.71	0.74
Institutional 2 Class	1,000.00	1,000.00	1,050.30	1,023.36	1.47	1.45	0.29	3.61	3.56	0.71
Institutional 3 Class	1,000.00	1,000.00	1,050.60	1,023.60	1.22	1.20	0.24	3.36	3.31	0.66
Class R	1,000.00	1,000.00	1,047.30	1,020.73	4.16	4.11	0.82	6.29	6.21	1.24
Columbia Capital Allocation Portfolios | Semiannual Report 2019	13

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
February 1, 2019 — July 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Columbia Capital Allocation Moderate Conservative Portfolio
Class A	1,000.00	1,000.00	1,056.70	1,022.36	2.50	2.46	0.49	4.90	4.81	0.96
Advisor Class	1,000.00	1,000.00	1,058.50	1,023.60	1.22	1.20	0.24	3.62	3.56	0.71
Class C	1,000.00	1,000.00	1,051.60	1,018.65	6.31	6.21	1.24	8.70	8.56	1.71
Institutional Class	1,000.00	1,000.00	1,057.80	1,023.60	1.22	1.20	0.24	3.62	3.56	0.71
Institutional 2 Class	1,000.00	1,000.00	1,057.70	1,023.70	1.12	1.10	0.22	3.52	3.46	0.69
Institutional 3 Class	1,000.00	1,000.00	1,058.80	1,023.95	0.87	0.85	0.17	3.27	3.21	0.64
Class R	1,000.00	1,000.00	1,055.30	1,021.12	3.77	3.71	0.74	6.17	6.06	1.21
Columbia Capital Allocation Moderate Portfolio
Class A	1,000.00	1,000.00	1,065.40	1,022.66	2.20	2.16	0.43	4.97	4.86	0.97
Advisor Class	1,000.00	1,000.00	1,066.60	1,023.90	0.92	0.90	0.18	3.69	3.61	0.72
Class C	1,000.00	1,000.00	1,061.10	1,018.94	6.03	5.91	1.18	8.79	8.61	1.72
Institutional Class	1,000.00	1,000.00	1,066.80	1,023.90	0.92	0.90	0.18	3.69	3.61	0.72
Institutional 2 Class	1,000.00	1,000.00	1,066.70	1,023.95	0.87	0.85	0.17	3.64	3.56	0.71
Institutional 3 Class	1,000.00	1,000.00	1,066.90	1,024.15	0.67	0.65	0.13	3.43	3.36	0.67
Class R	1,000.00	1,000.00	1,064.30	1,021.42	3.48	3.41	0.68	6.24	6.11	1.22
Columbia Capital Allocation Moderate Aggressive Portfolio
Class A	1,000.00	1,000.00	1,071.40	1,022.32	2.57	2.51	0.50	5.39	5.26	1.05
Advisor Class	1,000.00	1,000.00	1,072.90	1,023.55	1.28	1.25	0.25	4.11	4.01	0.80
Class C	1,000.00	1,000.00	1,067.30	1,018.60	6.41	6.26	1.25	9.23	9.01	1.80
Institutional Class	1,000.00	1,000.00	1,072.80	1,023.55	1.28	1.25	0.25	4.11	4.01	0.80
Institutional 2 Class	1,000.00	1,000.00	1,072.30	1,023.80	1.03	1.00	0.20	3.85	3.76	0.75
Institutional 3 Class	1,000.00	1,000.00	1,073.60	1,024.05	0.77	0.75	0.15	3.60	3.51	0.70
Class R	1,000.00	1,000.00	1,070.10	1,021.08	3.85	3.76	0.75	6.67	6.51	1.30
Class V	1,000.00	1,000.00	1,071.40	1,022.32	2.57	2.51	0.50	5.39	5.26	1.05
Columbia Capital Allocation Aggressive Portfolio
Class A	1,000.00	1,000.00	1,072.70	1,022.46	2.42	2.36	0.47	5.60	5.47	1.09
Advisor Class	1,000.00	1,000.00	1,074.50	1,023.70	1.13	1.10	0.22	4.32	4.21	0.84
Class C	1,000.00	1,000.00	1,068.80	1,018.74	6.26	6.11	1.22	9.44	9.21	1.84
Institutional Class	1,000.00	1,000.00	1,074.10	1,023.70	1.13	1.10	0.22	4.32	4.21	0.84
Institutional 2 Class	1,000.00	1,000.00	1,073.70	1,023.80	1.03	1.00	0.20	4.22	4.11	0.82
Institutional 3 Class	1,000.00	1,000.00	1,074.70	1,024.05	0.77	0.75	0.15	3.96	3.86	0.77
Class R	1,000.00	1,000.00	1,071.40	1,021.22	3.70	3.61	0.72	6.88	6.72	1.34
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
14	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, July 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.0%
	Shares	Value ($)
Columbia Alternative Beta Fund, Institutional 3 Class(a),(b)	468,857	3,549,250
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	158,387	693,736
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	998,273	9,423,695
Total Alternative Strategies Funds (Cost $15,300,092)		13,666,681

Common Stocks 4.1%
Issuer	Shares	Value ($)
Communication Services 0.2%
Diversified Telecommunication Services 0.1%
Nippon Telegraph & Telephone Corp.	1,400	63,184
Telenor ASA	1,945	39,411
Total		102,595
Entertainment 0.0%
Glu Mobile, Inc.(b)	2,020	15,069
Interactive Media & Services 0.0%
Meet Group, Inc. (The)(b)	3,750	12,900
Media 0.1%
Entravision Communications Corp., Class A	1,725	5,624
EW Scripps Co. (The), Class A	170	2,606
Gray Television, Inc.(b)	370	6,567
MSG Networks, Inc., Class A(b)	555	10,539
National CineMedia, Inc.	1,760	12,531
Publicis Groupe SA	1,660	81,914
TEGNA, Inc.	340	5,165
Telenet Group Holding NV	1,694	83,201
WPP PLC	7,582	89,312
Total		297,459
Wireless Telecommunication Services 0.0%
Shenandoah Telecommunications Co.	363	14,288
Total Communication Services		442,311
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 0.5%
Auto Components 0.0%
Dana, Inc.	250	4,178
Modine Manufacturing Co.(b)	360	4,939
Total		9,117
Automobiles 0.1%
Fiat Chrysler Automobiles NV	5,594	74,940
Peugeot SA	3,600	84,971
Suzuki Motor Corp.	1,200	46,930
Total		206,841
Distributors 0.0%
Core-Mark Holding Co., Inc.	310	11,603
Funko, Inc., Class A(b)	485	12,130
Total		23,733
Diversified Consumer Services 0.0%
Collectors Universe, Inc.	155	3,675
K12, Inc.(b)	340	10,149
Total		13,824
Hotels, Restaurants & Leisure 0.1%
Boyd Gaming Corp.	70	1,854
Brinker International, Inc.	378	15,063
Dave & Buster’s Entertainment, Inc.	343	13,943
Dine Brands Global, Inc.	185	15,187
Everi Holdings, Inc.(b)	1,430	17,175
Penn National Gaming, Inc.(b)	475	9,272
SeaWorld Entertainment, Inc.(b)	565	17,272
Total		89,766
Household Durables 0.1%
Barratt Developments PLC	5,864	45,781
Berkeley Group Holdings PLC	2,102	98,863
Ethan Allen Interiors, Inc.	140	2,881
M/I Homes, Inc.(b)	105	3,714
Sony Corp.	2,200	125,123
Taylor Morrison Home Corp., Class A(b)	245	5,517
Zagg, Inc.(b)	530	3,514
Total		285,393
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	15

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Direct Marketing Retail 0.0%
Stamps.com, Inc.(b)	135	6,446
Leisure Products 0.0%
Malibu Boats, Inc., Class A(b)	460	13,860
MasterCraft Boat Holdings, Inc.(b)	345	5,727
Sturm Ruger & Co., Inc.	283	15,989
Total		35,576
Multiline Retail 0.0%
Marks & Spencer Group PLC	2,253	5,663
Specialty Retail 0.0%
Bed Bath & Beyond, Inc.	910	8,836
Genesco, Inc.(b)	275	10,829
Hibbett Sports, Inc.(b)	330	6,072
Lithia Motors, Inc., Class A	111	14,639
Office Depot, Inc.	5,300	10,812
Rent-A-Center, Inc.(b)	495	13,380
Shoe Carnival, Inc.	190	4,822
Total		69,390
Textiles, Apparel & Luxury Goods 0.2%
Adidas AG	350	111,560
Burberry Group PLC	1,230	33,916
Crocs, Inc.(b)	70	1,599
Deckers Outdoor Corp.(b)	109	17,034
Fossil Group, Inc.(b)	955	10,543
G-III Apparel Group Ltd.(b)	45	1,290
Kering SA	113	58,366
Movado Group, Inc.	160	4,213
Pandora A/S	1,679	64,360
Vera Bradley, Inc.(b)	180	2,115
Total		304,996
Total Consumer Discretionary		1,050,745
Consumer Staples 0.4%
Beverages 0.1%
Carlsberg A/S, Class B	649	88,647
Coca-Cola European Partners PLC	1,788	98,840
Total		187,487
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 0.1%
Casino Guichard Perrachon SA	1,601	59,195
Ingles Markets, Inc., Class A	280	8,814
Koninklijke Ahold Delhaize NV	4,220	95,849
Metro AG	4,992	76,786
SpartanNash Co.	940	11,111
Total		251,755
Food Products 0.1%
John B. Sanfilippo & Son, Inc.	175	15,210
Nestlé SA, Registered Shares	1,608	170,588
Total		185,798
Personal Products 0.0%
Edgewell Personal Care Co.(b)	295	8,977
L’Oreal SA	99	26,489
Medifast, Inc.	136	15,184
Usana Health Sciences, Inc.(b)	186	12,657
Total		63,307
Tobacco 0.1%
Imperial Brands PLC	3,372	85,582
Swedish Match AB	1,877	71,615
Universal Corp.	150	8,925
Vector Group Ltd.	300	3,465
Total		169,587
Total Consumer Staples		857,934
Energy 0.2%
Energy Equipment & Services 0.0%
C&J Energy Services, Inc.(b)	420	4,595
Cactus, Inc., Class A(b)	185	5,434
Keane Group, Inc.(b)	2,190	13,775
Liberty Oilfield Services, Inc., Class A	300	4,245
Mammoth Energy Services, Inc.	105	680
Matrix Service Co.(b)	770	14,145
Nabors Industries Ltd.	700	2,072
Total		44,946

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 0.2%
Aker BP ASA	733	20,743
California Resources Corp.(b)	635	9,722
CVR Energy, Inc.	345	18,309
Delek U.S. Holdings, Inc.	335	14,432
Denbury Resources, Inc.(b)	2,225	2,514
ENI SpA	5,847	91,338
Equinor ASA	577	10,346
Renewable Energy Group, Inc.(b)	120	1,631
REX American Resources Corp.(b)	57	4,252
Royal Dutch Shell PLC, Class B	6,452	203,786
Santos Ltd.	10,045	49,493
Southwestern Energy Co.(b)	1,525	3,355
W&T Offshore, Inc.(b)	245	1,100
World Fuel Services Corp.	120	4,685
Total		435,706
Total Energy		480,652
Financials 0.8%
Banks 0.3%
Banco Bilbao Vizcaya Argentaria SA	16,886	85,979
Bancorp, Inc. (The)(b)	1,620	15,682
Bank Leumi Le-Israel BM	14,783	107,539
Bank of NT Butterfield & Son Ltd. (The)	270	8,486
BNP Paribas SA	498	23,307
BOC Hong Kong Holdings Ltd.	2,500	9,526
Brookline Bancorp, Inc.	140	2,076
Cadence BanCorp	370	6,342
Cathay General Bancorp	515	19,168
Commerzbank AG	4,299	29,172
Customers Bancorp, Inc.(b)	689	14,207
DBS Group Holdings Ltd.	2,500	47,667
Enterprise Financial Services Corp.	212	8,836
First BanCorp	1,670	17,969
Fulton Financial Corp.	520	8,840
Hancock Whitney Corp.	470	19,514
Hilltop Holdings, Inc.	355	8,051
Hope Bancorp, Inc.	900	13,275
Iberiabank Corp.	265	20,821
International Bancshares Corp.	445	16,745
Common Stocks (continued)
Issuer	Shares	Value ($)
Metropolitan Bank Holding Corp.(b)	45	1,889
OFG Bancorp	760	17,199
Preferred Bank	318	17,232
Raiffeisen Bank International AG	1,866	43,761
Societe Generale SA	1,672	40,955
TCF Financial Corp.	25	1,051
United Community Banks, Inc.	385	11,050
Total		616,339
Capital Markets 0.1%
Cohen & Steers, Inc.	175	9,165
Federated Investors, Inc., Class B	610	21,197
Greenhill & Co., Inc.	105	1,743
Macquarie Group Ltd.	488	42,709
Singapore Exchange	14,300	82,046
Waddell & Reed Financial, Inc., Class A	915	16,013
Total		172,873
Consumer Finance 0.0%
Credit Saison Co., Ltd.	3,200	38,903
Enova International, Inc.(b)	675	18,191
Nelnet, Inc., Class A	286	17,892
Total		74,986
Diversified Financial Services 0.1%
ORIX Corp.	7,000	99,904
Insurance 0.3%
Allianz SE, Registered Shares	645	149,646
American Equity Investment Life Holding Co.	510	13,158
Assicurazioni Generali SpA	5,098	95,079
AXA SA	3,503	88,235
CNP Assurances	1,028	21,247
Dai-ichi Life Holdings, Inc.	5,500	80,856
Employers Holdings, Inc.	390	17,121
Genworth Financial, Inc., Class A(b)	1,725	6,883
NN Group NV	1,084	40,727
Selective Insurance Group, Inc.	45	3,384
T&D Holdings, Inc.	4,000	44,919
Tokio Marine Holdings, Inc.	400	21,232
Universal Insurance Holdings, Inc.	498	12,355
Total		594,842

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	17

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 0.0%
Ellington Financial, Inc.	590	10,313
New York Mortgage Trust, Inc.	825	5,041
PennyMac Mortgage Investment Trust	705	15,531
Western Asset Mortgage Capital Corp.	540	5,486
Total		36,371
Thrifts & Mortgage Finance 0.0%
Essent Group Ltd.(b)	447	20,634
Federal Agricultural Mortgage Corp.	216	16,690
Merchants Bancorp	175	3,131
NMI Holdings, Inc., Class A(b)	560	13,933
Radian Group, Inc.	965	22,002
Washington Federal, Inc.	285	10,425
Total		86,815
Total Financials		1,682,130
Health Care 0.5%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	250	6,145
Alder Biopharmaceuticals, Inc.(b)	763	7,722
Apellis Pharmaceuticals, Inc.(b)	230	6,424
Arena Pharmaceuticals, Inc.(b)	145	9,089
ArQule, Inc.(b)	260	2,623
Arrowhead Pharmaceuticals, Inc.(b)	130	3,778
Atara Biotherapeutics, Inc.(b)	270	3,853
bluebird bio, Inc.(b)	61	8,005
Blueprint Medicines Corp.(b)	120	12,018
Clovis Oncology, Inc.(b)	180	1,899
Dynavax Technologies Corp.(b)	505	1,394
FibroGen, Inc.(b)	105	4,962
Gossamer Bio, Inc.(b)	256	5,082
Immunomedics, Inc.(b)	1,030	15,192
Insmed, Inc.(b)	443	9,724
Medicines Co. (The)(b)	220	7,885
Mirati Therapeutics, Inc.(b)	105	11,109
Precision BioSciences, Inc.(b)	477	6,139
Repligen Corp.(b)	65	6,135
Rubius Therapeutics, Inc.(b)	380	5,054
Sage Therapeutics, Inc.(b)	56	8,979
Common Stocks (continued)
Issuer	Shares	Value ($)
Sarepta Therapeutics, Inc.(b)	69	10,271
TCR2 Therapeutics, Inc.(b)	480	7,459
Turning Point Therapeutics, Inc.(b)	155	6,175
Ultragenyx Pharmaceutical, Inc.(b)	70	4,218
uniQure NV(b)	142	8,328
Total		179,662
Health Care Equipment & Supplies 0.0%
CryoLife, Inc.(b)	245	7,061
Integer Holdings Corp.(b)	228	19,957
Lantheus Holdings, Inc.(b)	585	13,233
LivaNova PLC(b)	77	5,933
Meridian Bioscience, Inc.	1,240	14,818
Natus Medical, Inc.(b)	90	2,796
Quidel Corp.(b)	289	17,059
Varex Imaging Corp.(b)	475	15,100
Zynex, Inc.	310	2,579
Total		98,536
Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	1,100	26,521
Amedisys, Inc.(b)	24	3,309
AMN Healthcare Services, Inc.(b)	117	6,246
Corvel Corp.(b)	171	14,569
Ensign Group, Inc. (The)	238	14,342
Magellan Health, Inc.(b)	229	16,108
Medipal Holdings Corp.	2,500	53,104
Suzuken Co., Ltd.	300	16,532
Tenet Healthcare Corp.(b)	335	7,896
Triple-S Management Corp., Class B(b)	333	7,990
Total		166,617
Health Care Technology 0.0%
HealthStream, Inc.(b)	145	4,095
Life Sciences Tools & Services 0.0%
Medpace Holdings, Inc.(b)	295	23,234
Syneos Health, Inc.(b)	407	20,794
Total		44,028

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 0.3%
Aerie Pharmaceuticals, Inc.(b)	235	5,092
ANI Pharmaceuticals, Inc.(b)	210	17,764
Astellas Pharma, Inc.	7,300	103,455
Dainippon Sumitomo Pharma Co., Ltd.	2,200	40,402
Eisai Co., Ltd.	500	27,024
Endo International PLC(b)	1,670	5,294
GlaxoSmithKline PLC	5,420	112,091
GW Pharmaceuticals PLC, ADR(b)	55	8,927
H Lundbeck A/S	1,788	68,927
Horizon Therapeutics PLC(b)	170	4,231
Novartis AG, Registered Shares	1,059	97,109
Odonate Therapeutics, Inc.(b)	300	12,225
Reata Pharmaceuticals, Inc., Class A(b)	95	8,612
Roche Holding AG, Genusschein Shares	728	194,860
Supernus Pharmaceuticals, Inc.(b)	190	6,340
Total		712,353
Total Health Care		1,205,291
Industrials 0.6%
Aerospace & Defense 0.0%
Dassault Aviation SA	54	74,124
Vectrus, Inc.(b)	45	1,820
Total		75,944
Air Freight & Logistics 0.0%
Echo Global Logistics, Inc.(b)	320	6,739
SG Holdings Co., Ltd.	2,500	66,088
Total		72,827
Building Products 0.1%
Advanced Drainage Systems, Inc.	555	18,276
American Woodmark Corp.(b)	189	16,037
Builders FirstSource, Inc.(b)	1,070	18,382
Continental Building Product(b)	540	13,273
CSW Industrials, Inc.	133	9,391
Gibraltar Industries, Inc.(b)	70	2,901
Masonite International Corp.(b)	116	6,183
Quanex Building Products Corp.	800	14,896
Total		99,339
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 0.0%
Deluxe Corp.	181	8,076
Ennis, Inc.	355	7,217
Herman Miller, Inc.	395	17,909
HNI Corp.	400	13,696
SP Plus Corp.(b)	30	1,036
Total		47,934
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	2,561	103,482
CIMIC Group Ltd.	2,562	63,952
EMCOR Group, Inc.	152	12,827
Great Lakes Dredge & Dock Corp.(b)	1,570	16,846
Skanska AB, Class B	4,772	89,098
Total		286,205
Electrical Equipment 0.1%
Atkore International Group, Inc.(b)	690	18,830
Fuji Electric Co., Ltd.	2,500	76,375
Total		95,205
Machinery 0.2%
Atlas Copco AB, Class A	204	6,231
Barnes Group, Inc.	157	8,170
EnPro Industries, Inc.	241	17,121
Federal Signal Corp.	550	17,133
Gorman-Rupp Co.	95	3,156
Hillenbrand, Inc.	425	14,318
Milacron Holdings Corp.(b)	590	9,936
Mitsubishi Heavy Industries Ltd.	2,000	82,502
Mueller Industries, Inc.	130	3,925
Rexnord Corp.(b)	680	19,917
SKF AB, Class B	3,161	51,849
Sumitomo Heavy Industries Ltd.	2,200	70,925
Wabash National Corp.	970	15,355
Total		320,538
Professional Services 0.1%
Adecco Group AG, Registered Shares	1,515	82,657
Barrett Business Services, Inc.	73	6,388
Heidrick & Struggles International, Inc.	465	13,811
Insperity, Inc.	17	1,808

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	19

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kforce, Inc.	460	15,681
Korn/Ferry International	310	12,177
TriNet Group, Inc.(b)	206	15,149
Wolters Kluwer NV	1,313	95,173
Total		242,844
Road & Rail 0.0%
ArcBest Corp.	272	8,141
Aurizon Holdings Ltd.	14,250	55,941
YRC Worldwide, Inc.(b)	2,050	6,683
Total		70,765
Trading Companies & Distributors 0.0%
Applied Industrial Technologies, Inc.	280	17,035
BMC Stock Holdings, Inc.(b)	760	16,074
Kaman Corp.	89	5,643
Titan Machinery, Inc.(b)	220	4,563
Total		43,315
Total Industrials		1,354,916
Information Technology 0.4%
Communications Equipment 0.0%
Acacia Communications, Inc.(b)	171	11,486
ADTRAN, Inc.	700	7,777
Extreme Networks, Inc.(b)	1,250	10,175
Total		29,438
Electronic Equipment, Instruments & Components 0.1%
AVX Corp.	430	6,549
Badger Meter, Inc.	37	1,979
Belden, Inc.	213	9,683
Benchmark Electronics, Inc.	75	2,030
Fabrinet (b)	351	18,842
Insight Enterprises, Inc.(b)	296	16,286
Kyocera Corp.	800	48,758
Novanta, Inc.(b)	40	3,364
PC Connection, Inc.	395	12,920
Tech Data Corp.(b)	148	14,998
Venture Corp., Ltd.	3,300	36,826
Total		172,235
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 0.0%
Cardtronics PLC, Class A(b)	510	14,525
Cass Information Systems, Inc.	62	3,157
EVERTEC, Inc.	565	18,091
KBR, Inc.	590	15,564
MAXIMUS, Inc.	150	11,027
TTEC Holdings, Inc.	345	16,187
Total		78,551
Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	2,800	107,825
Amkor Technology, Inc.(b)	2,064	19,051
Cirrus Logic, Inc.(b)	415	20,356
Diodes, Inc.(b)	389	16,571
MACOM Technology Solutions Holdings, Inc.(b)	380	7,456
NXP Semiconductors NV	362	37,427
Synaptics, Inc.(b)	465	14,964
Tokyo Electron Ltd.	600	101,623
Total		325,273
Software 0.1%
Bottomline Technologies de, Inc.(b)	96	4,041
CommVault Systems, Inc.(b)	298	13,541
Intelligent Systems Corp.(b)	115	5,645
j2 Global, Inc.	243	21,649
Progress Software Corp.	425	18,398
Qualys, Inc.(b)	104	9,002
SPS Commerce, Inc.(b)	149	16,663
Tenable Holdings, Inc.(b)	170	4,260
TiVo Corp.	1,640	12,431
Trend Micro, Inc.	900	39,242
Total		144,872
Technology Hardware, Storage & Peripherals 0.1%
FUJIFILM Holdings Corp.	2,100	99,536
Immersion Corp.(b)	1,145	9,206
Total		108,742
Total Information Technology		859,111

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 0.2%
Chemicals 0.0%
Chase Corp.	56	5,801
Covestro AG	1,325	59,759
Ingevity Corp.(b)	193	19,018
Quaker Chemical Corp.	27	5,060
Stepan Co.	122	12,096
Total		101,734
Construction Materials 0.0%
U.S. Concrete, Inc.(b)	105	4,944
Metals & Mining 0.2%
Anglo American PLC	3,677	90,103
BHP Group Ltd.	4,718	129,890
Materion Corp.	266	16,526
Rio Tinto PLC	2,373	134,007
Schnitzer Steel Industries, Inc., Class A	620	16,510
Total		387,036
Paper & Forest Products 0.0%
Louisiana-Pacific Corp.	785	20,520
UPM-Kymmene OYJ	855	23,047
Verso Corp., Class A(b)	295	4,773
Total		48,340
Total Materials		542,054
Real Estate 0.2%
Equity Real Estate Investment Trusts (REITS) 0.1%
American Assets Trust, Inc.	345	16,008
Braemar Hotels & Resorts, Inc.	490	4,469
CareTrust REIT, Inc.	280	6,504
CoreCivic, Inc.	840	14,255
CorEnergy Infrastructure Trust, Inc.	402	16,269
EastGroup Properties, Inc.	129	15,542
GEO Group, Inc. (The)	800	14,248
Industrial Logistics Properties Trust	40	855
Investors Real Estate Trust	250	15,937
Lexington Realty Trust	1,180	11,647
Mirvac Group	45,170	99,252
Piedmont Office Realty Trust, Inc.	330	6,867
PS Business Parks, Inc.	120	21,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Ryman Hospitality Properties, Inc.	47	3,525
Uniti Group, Inc.	1,890	15,914
Washington Prime Group, Inc.	2,750	9,983
Xenia Hotels & Resorts, Inc.	580	12,429
Total		284,704
Real Estate Management & Development 0.1%
CK Asset Holdings Ltd.	500	3,760
Henderson Land Development Co., Ltd.	16,000	82,754
Kerry Properties Ltd.	2,000	7,510
RE/MAX Holdings, Inc., Class A	55	1,600
RMR Group, Inc. (The), Class A	279	13,738
Swire Pacific Ltd., Class A	2,000	22,796
Total		132,158
Total Real Estate		416,862
Utilities 0.1%
Electric Utilities 0.0%
Otter Tail Corp.	34	1,815
PNM Resources, Inc.	349	17,335
Portland General Electric Co.	417	22,872
Total		42,022
Gas Utilities 0.0%
Chesapeake Utilities Corp.	172	16,075
Southwest Gas Holdings, Inc.	237	21,072
Total		37,147
Independent Power and Renewable Electricity Producers 0.0%
Meridian Energy Ltd.	27,156	83,585
Multi-Utilities 0.1%
AGL Energy Ltd.	6,339	90,846
Centrica PLC	55,924	51,483
NorthWestern Corp.	212	14,823
Total		157,152
Water Utilities 0.0%
SJW Corp.	54	3,504
Total Utilities		323,410
Total Common Stocks (Cost $9,121,837)		9,215,416

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	21

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2019 (Unaudited)
Equity Funds 17.3%
	Shares	Value ($)
International 3.2%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	161,426	1,057,338
Columbia Emerging Markets Fund, Institutional 3 Class(a)	202,176	2,593,920
Columbia Overseas Core Fund, Institutional 3 Class(a)	276,040	2,575,457
Columbia Overseas Value Fund, Institutional 3 Class(a)	116,968	1,056,219
Total		7,282,934
U.S. Large Cap 14.0%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	133,440	3,556,188
Columbia Disciplined Core Fund, Institutional 3 Class(a)	723,160	8,938,259
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	629,500	5,955,069
Columbia Disciplined Value Fund, Institutional 3 Class(a)	684,916	6,671,081
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	464,425	6,585,549
Total		31,706,146
U.S. Small Cap 0.1%
Columbia Small Cap Index Fund, Institutional 3 Class(a)	7,125	159,737
Total Equity Funds (Cost $35,350,213)		39,148,817

Fixed-Income Funds 58.9%

Emerging Markets 1.3%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	253,845	2,936,989
High Yield 2.0%
Columbia Income Opportunities Fund, Institutional 3 Class(a)	457,380	4,523,488
Inflation Protected Securities 2.0%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a)	467,115	4,502,984
Fixed-Income Funds (continued)
	Shares	Value ($)
Investment Grade 53.6%
Columbia Corporate Income Fund, Institutional 3 Class(a)	1,494,510	15,692,355
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	1,055,522	10,534,110
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	308,982	3,154,703
Columbia Quality Income Fund, Institutional 3 Class(a)	5,919,674	32,735,799
Columbia Short Term Bond Fund, Institutional 3 Class(a)	1,593,789	15,953,826
Columbia Total Return Bond Fund, Institutional 3 Class(a)	1,457,312	13,552,999
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,620,450	29,742,110
Total		121,365,902
Total Fixed-Income Funds (Cost $131,243,849)		133,329,363

Options Purchased Puts 0.0%
Value ($)
(Cost $37,350)	52,200

Money Market Funds 13.5%
	Shares	Value ($)
Columbia Government Money Market Fund, Institutional 3 Class, 1.843%(a),(c)	526,181	526,181
Columbia Short-Term Cash Fund, 2.361%(a),(c)	29,906,737	29,903,746
Total Money Market Funds (Cost $30,431,879)		30,429,927
Total Investments in Securities (Cost: $221,485,220)		225,842,404
Other Assets & Liabilities, Net		427,304
Net Assets		226,269,708

At July 31, 2019, securities and/or cash totaling $495,827 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
96,000 AUD	67,084 USD	JPMorgan	09/11/2019	1,337	—
269,000 DKK	40,289 USD	JPMorgan	09/11/2019	270	—
237,000 ILS	67,382 USD	JPMorgan	09/11/2019	—	(279)
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
116,000 NOK	13,438 USD	JPMorgan	09/11/2019	325	—
80,000 NZD	53,703 USD	JPMorgan	09/11/2019	1,128	—
190,000 SEK	20,216 USD	JPMorgan	09/11/2019	489	—
92,000 SGD	67,479 USD	JPMorgan	09/11/2019	487	—
20,015 USD	16,000 GBP	JPMorgan	09/11/2019	—	(517)
93,919 USD	10,129,000 JPY	JPMorgan	09/11/2019	—	(525)
Total				4,036	(1,321)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	29	09/2019	EUR	1,003,980	28,832	—
MSCI EAFE Index Future	6	09/2019	USD	565,590	4,491	—
S&P 500 E-mini	3	09/2019	USD	447,345	13,110	—
S&P Mid 400 E-mini	15	09/2019	USD	2,236,725	—	(24,833)
U.S. Treasury 10-Year Note	142	09/2019	USD	18,093,906	379,122	—
U.S. Ultra Treasury Bond	15	09/2019	USD	2,663,438	31,844	—
Total					457,399	(24,833)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(55)	09/2019	USD	(2,820,400)	—	(53,218)
Russell 2000 E-mini	(8)	09/2019	USD	(630,680)	—	(19,310)
TOPIX Index	(8)	09/2019	JPY	(125,280,000)	246	—
TOPIX Index	(8)	09/2019	JPY	(125,280,000)	—	(9,971)
Total					246	(82,499)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 E-mini	JPMorgan	USD	2,236,725	15	3,010.00	09/20/2019	37,350	52,200

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 32	Morgan Stanley	06/20/2024	5.000	Quarterly	3.236	USD	2,090,880	(8,258)	—	—	—	(8,258)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	23

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Alternative Beta Fund, Institutional 3 Class
	468,857	—	—	468,857	—	—	(178,166)	—	3,549,250
Columbia Commodity Strategy Fund, Institutional 3 Class
	186,681	10,731	(39,025)	158,387	—	(43,198)	36,008	—	693,736
Columbia Contrarian Core Fund, Institutional 3 Class
	151,391	1,504	(19,455)	133,440	—	115,560	302,856	—	3,556,188
Columbia Contrarian Europe Fund, Institutional 3 Class
	181,857	3,571	(24,002)	161,426	—	5,904	74,544	—	1,057,338
Columbia Corporate Income Fund, Institutional 3 Class
	1,584,004	41,585	(131,079)	1,494,510	—	(107)	955,525	277,711	15,692,355
Columbia Disciplined Core Fund, Institutional 3 Class
	800,782	9,727	(87,349)	723,160	—	278,032	394,768	—	8,938,259
Columbia Disciplined Growth Fund, Institutional 3 Class
	714,084	45,175	(129,759)	629,500	—	(9,067)	530,360	—	5,955,069
Columbia Disciplined Value Fund, Institutional 3 Class
	722,928	90,443	(128,455)	684,916	—	71,665	241,471	—	6,671,081
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	263,079	11,227	(20,461)	253,845	—	(2,634)	147,009	55,700	2,936,989
Columbia Emerging Markets Fund, Institutional 3 Class
	223,639	6,005	(27,468)	202,176	—	91,929	80,546	—	2,593,920
Columbia Government Money Market Fund, Institutional 3 Class, 1.843%
	844,570	75,117	(393,506)	526,181	—	—	—	8,132	526,181
Columbia Income Opportunities Fund, Institutional 3 Class
	467,329	18,173	(28,122)	457,380	—	(4,475)	175,785	115,501	4,523,488
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	489,002	13,189	(35,076)	467,115	—	(38,038)	253,750	—	4,502,984
Columbia Limited Duration Credit Fund, Institutional 3 Class
	1,083,059	27,272	(54,809)	1,055,522	—	(10,199)	298,670	147,049	10,534,110
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	310,880	9,854	(11,752)	308,982	—	1,471	76,875	56,836	3,154,703
Columbia Multi-Asset Income Fund, Institutional 3 Class
	966,411	31,862	—	998,273	—	—	342,450	296,572	9,423,695
Columbia Overseas Core Fund, Institutional 3 Class
	289,432	7,914	(21,306)	276,040	10,109	(12,872)	74,021	5,863	2,575,457
Columbia Overseas Value Fund, Institutional 3 Class
	122,955	3,143	(9,130)	116,968	—	13,008	(3,730)	902	1,056,219
Columbia Quality Income Fund, Institutional 3 Class
	6,053,323	161,473	(295,122)	5,919,674	—	(6,220)	907,706	546,942	32,735,799
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	509,436	20,648	(65,659)	464,425	204,484	158,655	316,552	14,727	6,585,549
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short Term Bond Fund, Institutional 3 Class
	1,605,559	49,413	(61,183)	1,593,789	—	9,914	182,622	283,578	15,953,826
Columbia Short-Term Cash Fund, 2.361%
	28,626,985	5,708,490	(4,428,738)	29,906,737	—	(194)	217	356,671	29,903,746
Columbia Small Cap Index Fund, Institutional 3 Class
	6,955	170	—	7,125	3,693	—	2,268	—	159,737
Columbia Total Return Bond Fund, Institutional 3 Class
	1,507,411	38,690	(88,789)	1,457,312	—	(3,791)	537,920	229,327	13,552,999
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	2,703,849	59,815	(143,214)	2,620,450	—	(60,051)	1,028,316	318,602	29,742,110
Total					218,286	555,292	6,778,343	2,714,113	216,574,788

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2019.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	25

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2019 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	13,666,681	—	—	13,666,681
Common Stocks
Communication Services	85,289	357,022	—	442,311
Consumer Discretionary	300,272	750,473	—	1,050,745
Consumer Staples	183,183	674,751	—	857,934
Energy	104,946	375,706	—	480,652
Financials	488,721	1,193,409	—	1,682,130
Health Care	465,266	740,025	—	1,205,291
Industrials	436,519	918,397	—	1,354,916
Information Technology	425,301	433,810	—	859,111
Materials	105,248	436,806	—	542,054
Real Estate	200,790	216,072	—	416,862
Utilities	97,496	225,914	—	323,410
Total Common Stocks	2,893,031	6,322,385	—	9,215,416
Equity Funds	39,148,817	—	—	39,148,817
Fixed-Income Funds	133,329,363	—	—	133,329,363
Options Purchased Puts	52,200	—	—	52,200
Money Market Funds	30,429,927	—	—	30,429,927
Total Investments in Securities	219,520,019	6,322,385	—	225,842,404
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	4,036	—	4,036
Futures Contracts	457,645	—	—	457,645
Liability
Forward Foreign Currency Exchange Contracts	—	(1,321)	—	(1,321)
Futures Contracts	(107,332)	—	—	(107,332)
Swap Contracts	—	(8,258)	—	(8,258)
Total	219,870,332	6,316,842	—	226,187,174
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2019 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	27

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 5.1%
	Shares	Value ($)
Columbia Alternative Beta Fund, Institutional 3 Class(a),(b)	468,857	3,549,250
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	545,252	2,388,203
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	2,211,614	20,877,636
Total Alternative Strategies Funds (Cost $29,335,721)		26,815,089

Common Stocks 2.8%
Issuer	Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services 0.0%
Nippon Telegraph & Telephone Corp.	2,100	94,775
Telenor ASA	2,977	60,323
Total		155,098
Entertainment 0.0%
Glu Mobile, Inc.(b)	3,350	24,991
Interactive Media & Services 0.0%
Meet Group, Inc. (The)(b)	6,250	21,500
Media 0.1%
Entravision Communications Corp., Class A	2,900	9,454
EW Scripps Co. (The), Class A	280	4,292
Gray Television, Inc.(b)	620	11,005
MSG Networks, Inc., Class A(b)	920	17,471
National CineMedia, Inc.	2,900	20,648
Publicis Groupe SA	2,541	125,388
TEGNA, Inc.	575	8,734
Telenet Group Holding NV	2,593	127,355
WPP PLC	11,629	136,983
Total		461,330
Wireless Telecommunication Services 0.0%
Shenandoah Telecommunications Co.	605	23,813
Total Communication Services		686,732
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 0.3%
Auto Components 0.0%
Dana, Inc.	420	7,018
Modine Manufacturing Co.(b)	600	8,232
Total		15,250
Automobiles 0.1%
Fiat Chrysler Automobiles NV	8,580	114,942
Peugeot SA	5,511	130,076
Suzuki Motor Corp.	1,800	70,395
Total		315,413
Distributors 0.0%
Core-Mark Holding Co., Inc.	515	19,277
Funko, Inc., Class A(b)	810	20,258
Total		39,535
Diversified Consumer Services 0.0%
Collectors Universe, Inc.	260	6,165
K12, Inc.(b)	565	16,865
Total		23,030
Hotels, Restaurants & Leisure 0.0%
Boyd Gaming Corp.	120	3,179
Brinker International, Inc.	630	25,105
Dave & Buster’s Entertainment, Inc.	570	23,170
Dine Brands Global, Inc.	308	25,284
Everi Holdings, Inc.(b)	2,375	28,524
Penn National Gaming, Inc.(b)	790	15,421
SeaWorld Entertainment, Inc.(b)	935	28,583
Total		149,266
Household Durables 0.1%
Barratt Developments PLC	8,977	70,086
Berkeley Group Holdings PLC	3,224	151,634
Ethan Allen Interiors, Inc.	230	4,733
M/I Homes, Inc.(b)	170	6,013
Sony Corp.	3,400	193,371
Taylor Morrison Home Corp., Class A(b)	410	9,233
Zagg, Inc.(b)	890	5,901
Total		440,971
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Direct Marketing Retail 0.0%
Stamps.com, Inc.(b)	225	10,744
Leisure Products 0.0%
Malibu Boats, Inc., Class A(b)	765	23,049
MasterCraft Boat Holdings, Inc.(b)	570	9,462
Sturm Ruger & Co., Inc.	470	26,555
Total		59,066
Multiline Retail 0.0%
Marks & Spencer Group PLC	3,456	8,686
Specialty Retail 0.0%
Bed Bath & Beyond, Inc.	1,510	14,662
Genesco, Inc.(b)	455	17,918
Hibbett Sports, Inc.(b)	550	10,120
Lithia Motors, Inc., Class A	185	24,398
Office Depot, Inc.	8,800	17,952
Rent-A-Center, Inc.(b)	820	22,164
Shoe Carnival, Inc.	315	7,995
Total		115,209
Textiles, Apparel & Luxury Goods 0.1%
Adidas AG	536	170,846
Burberry Group PLC	1,883	51,921
Crocs, Inc.(b)	120	2,742
Deckers Outdoor Corp.(b)	181	28,287
Fossil Group, Inc.(b)	1,585	17,498
G-III Apparel Group Ltd.(b)	80	2,293
Kering SA	173	89,357
Movado Group, Inc.	270	7,109
Pandora A/S	2,570	98,514
Vera Bradley, Inc.(b)	300	3,525
Total		472,092
Total Consumer Discretionary		1,649,262
Consumer Staples 0.3%
Beverages 0.1%
Carlsberg A/S, Class B	994	135,770
Coca-Cola European Partners PLC	2,737	151,302
Total		287,072
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 0.1%
Casino Guichard Perrachon SA	2,450	90,586
Ingles Markets, Inc., Class A	465	14,638
Koninklijke Ahold Delhaize NV	6,456	146,635
Metro AG	7,638	117,486
SpartanNash Co.	1,570	18,557
Total		387,902
Food Products 0.1%
John B. Sanfilippo & Son, Inc.	292	25,378
Nestlé SA, Registered Shares	2,466	261,611
Total		286,989
Personal Products 0.0%
Edgewell Personal Care Co.(b)	490	14,911
L’Oreal SA	151	40,402
Medifast, Inc.	227	25,345
Usana Health Sciences, Inc.(b)	310	21,095
Total		101,753
Tobacco 0.0%
Imperial Brands PLC	5,157	130,885
Swedish Match AB	2,879	109,845
Universal Corp.	250	14,875
Vector Group Ltd.	500	5,775
Total		261,380
Total Consumer Staples		1,325,096
Energy 0.1%
Energy Equipment & Services 0.0%
C&J Energy Services, Inc.(b)	700	7,658
Cactus, Inc., Class A(b)	310	9,105
Keane Group, Inc.(b)	3,650	22,958
Liberty Oilfield Services, Inc., Class A	510	7,217
Mammoth Energy Services, Inc.	185	1,199
Matrix Service Co.(b)	1,290	23,697
Nabors Industries Ltd.	1,200	3,552
Total		75,386

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	29

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 0.1%
Aker BP ASA	1,121	31,723
California Resources Corp.(b)	1,055	16,152
CVR Energy, Inc.	575	30,515
Delek U.S. Holdings, Inc.	560	24,125
Denbury Resources, Inc.(b)	3,700	4,181
ENI SpA	8,944	139,717
Equinor ASA	883	15,833
Renewable Energy Group, Inc.(b)	200	2,718
REX American Resources Corp.(b)	95	7,087
Royal Dutch Shell PLC, Class B	9,877	311,965
Santos Ltd.	15,406	75,908
Southwestern Energy Co.(b)	2,550	5,610
W&T Offshore, Inc.(b)	400	1,796
World Fuel Services Corp.	200	7,808
Total		675,138
Total Energy		750,524
Financials 0.5%
Banks 0.2%
Banco Bilbao Vizcaya Argentaria SA	25,897	131,860
Bancorp, Inc. (The)(b)	2,700	26,136
Bank Leumi Le-Israel BM	22,673	164,935
Bank of NT Butterfield & Son Ltd. (The)	450	14,143
BNP Paribas SA	762	35,662
BOC Hong Kong Holdings Ltd.	4,000	15,242
Brookline Bancorp, Inc.	230	3,411
Cadence BanCorp	620	10,627
Cathay General Bancorp	860	32,009
Commerzbank AG	6,581	44,656
Customers Bancorp, Inc.(b)	1,151	23,734
DBS Group Holdings Ltd.	3,800	72,454
Enterprise Financial Services Corp.	355	14,796
First BanCorp	2,775	29,859
Fulton Financial Corp.	860	14,620
Hancock Whitney Corp.	780	32,386
Hilltop Holdings, Inc.	590	13,381
Hope Bancorp, Inc.	1,500	22,125
Iberiabank Corp.	440	34,571
International Bancshares Corp.	745	28,034
Common Stocks (continued)
Issuer	Shares	Value ($)
Metropolitan Bank Holding Corp.(b)	75	3,148
OFG Bancorp	1,260	28,514
Preferred Bank	530	28,721
Raiffeisen Bank International AG	2,862	67,118
Societe Generale SA	2,560	62,706
TCF Financial Corp.	40	1,682
United Community Banks, Inc.	640	18,368
Total		974,898
Capital Markets 0.1%
Cohen & Steers, Inc.	290	15,187
Federated Investors, Inc., Class B	1,020	35,445
Greenhill & Co., Inc.	180	2,988
Macquarie Group Ltd.	747	65,377
Singapore Exchange	21,900	125,651
Waddell & Reed Financial, Inc., Class A	1,520	26,600
Total		271,248
Consumer Finance 0.0%
Credit Saison Co., Ltd.	4,900	59,570
Enova International, Inc.(b)	1,120	30,184
Nelnet, Inc., Class A	480	30,029
Total		119,783
Diversified Financial Services 0.0%
ORIX Corp.	10,700	152,710
Insurance 0.2%
Allianz SE, Registered Shares	986	228,761
American Equity Investment Life Holding Co.	850	21,930
Assicurazioni Generali SpA	7,818	145,808
AXA SA	5,359	134,984
CNP Assurances	1,572	32,490
Dai-ichi Life Holdings, Inc.	8,400	123,489
Employers Holdings, Inc.	650	28,535
Genworth Financial, Inc., Class A(b)	2,850	11,372
NN Group NV	1,659	62,330
Selective Insurance Group, Inc.	75	5,640
T&D Holdings, Inc.	6,100	68,502
Tokio Marine Holdings, Inc.	600	31,849
Universal Insurance Holdings, Inc.	831	20,617
Total		916,307

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 0.0%
Ellington Financial, Inc.	980	17,130
New York Mortgage Trust, Inc.	1,350	8,249
PennyMac Mortgage Investment Trust	1,170	25,775
Western Asset Mortgage Capital Corp.	900	9,144
Total		60,298
Thrifts & Mortgage Finance 0.0%
Essent Group Ltd.(b)	745	34,389
Federal Agricultural Mortgage Corp.	360	27,817
Merchants Bancorp	290	5,188
NMI Holdings, Inc., Class A(b)	930	23,139
Radian Group, Inc.	1,600	36,480
Washington Federal, Inc.	480	17,558
Total		144,571
Total Financials		2,639,815
Health Care 0.4%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	410	10,078
Alder Biopharmaceuticals, Inc.(b)	1,254	12,690
Apellis Pharmaceuticals, Inc.(b)	390	10,893
Arena Pharmaceuticals, Inc.(b)	240	15,043
ArQule, Inc.(b)	430	4,339
Arrowhead Pharmaceuticals, Inc.(b)	220	6,393
Atara Biotherapeutics, Inc.(b)	440	6,279
bluebird bio, Inc.(b)	103	13,517
Blueprint Medicines Corp.(b)	200	20,030
Clovis Oncology, Inc.(b)	305	3,218
Dynavax Technologies Corp.(b)	840	2,318
FibroGen, Inc.(b)	175	8,271
Gossamer Bio, Inc.(b)	420	8,337
Immunomedics, Inc.(b)	1,710	25,222
Insmed, Inc.(b)	738	16,199
Medicines Co. (The)(b)	360	12,902
Mirati Therapeutics, Inc.(b)	175	18,515
Precision BioSciences, Inc.(b)	796	10,245
Repligen Corp.(b)	110	10,383
Rubius Therapeutics, Inc.(b)	630	8,379
Sage Therapeutics, Inc.(b)	91	14,591
Common Stocks (continued)
Issuer	Shares	Value ($)
Sarepta Therapeutics, Inc.(b)	117	17,415
TCR2 Therapeutics, Inc.(b)	790	12,277
Turning Point Therapeutics, Inc.(b)	260	10,358
Ultragenyx Pharmaceutical, Inc.(b)	120	7,231
uniQure NV(b)	235	13,783
Total		298,906
Health Care Equipment & Supplies 0.0%
CryoLife, Inc.(b)	410	11,816
Integer Holdings Corp.(b)	380	33,261
Lantheus Holdings, Inc.(b)	970	21,941
LivaNova PLC(b)	130	10,017
Meridian Bioscience, Inc.	2,050	24,498
Natus Medical, Inc.(b)	150	4,661
Quidel Corp.(b)	480	28,334
Varex Imaging Corp.(b)	790	25,114
Zynex, Inc.	500	4,160
Total		163,802
Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	1,700	40,987
Amedisys, Inc.(b)	40	5,516
AMN Healthcare Services, Inc.(b)	195	10,409
Corvel Corp.(b)	285	24,282
Ensign Group, Inc. (The)	395	23,803
Magellan Health, Inc.(b)	380	26,729
Medipal Holdings Corp.	3,800	80,718
Suzuken Co., Ltd.	500	27,554
Tenet Healthcare Corp.(b)	550	12,963
Triple-S Management Corp., Class B(b)	557	13,359
Total		266,320
Health Care Technology 0.0%
HealthStream, Inc.(b)	240	6,778
Life Sciences Tools & Services 0.0%
Medpace Holdings, Inc.(b)	490	38,592
Syneos Health, Inc.(b)	675	34,486
Total		73,078

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	31

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 0.2%
Aerie Pharmaceuticals, Inc.(b)	390	8,451
ANI Pharmaceuticals, Inc.(b)	350	29,607
Astellas Pharma, Inc.	11,200	158,725
Dainippon Sumitomo Pharma Co., Ltd.	3,400	62,440
Eisai Co., Ltd.	800	43,238
Endo International PLC(b)	2,790	8,844
GlaxoSmithKline PLC	8,313	171,921
GW Pharmaceuticals PLC, ADR(b)	93	15,094
H Lundbeck A/S	2,737	105,511
Horizon Therapeutics PLC(b)	290	7,218
Novartis AG, Registered Shares	1,621	148,644
Odonate Therapeutics, Inc.(b)	475	19,356
Reata Pharmaceuticals, Inc., Class A(b)	160	14,504
Roche Holding AG, Genusschein Shares	1,114	298,179
Supernus Pharmaceuticals, Inc.(b)	325	10,845
Total		1,102,577
Total Health Care		1,911,461
Industrials 0.4%
Aerospace & Defense 0.0%
Dassault Aviation SA	83	113,933
Vectrus, Inc.(b)	75	3,033
Total		116,966
Air Freight & Logistics 0.0%
Echo Global Logistics, Inc.(b)	540	11,373
SG Holdings Co., Ltd.	3,800	100,453
Total		111,826
Building Products 0.1%
Advanced Drainage Systems, Inc.	920	30,296
American Woodmark Corp.(b)	314	26,643
Builders FirstSource, Inc.(b)	1,780	30,580
Continental Building Product(b)	900	22,122
CSW Industrials, Inc.	220	15,534
Gibraltar Industries, Inc.(b)	120	4,973
Masonite International Corp.(b)	195	10,393
Quanex Building Products Corp.	1,335	24,858
Total		165,399
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 0.0%
Deluxe Corp.	300	13,386
Ennis, Inc.	590	11,995
Herman Miller, Inc.	655	29,698
HNI Corp.	665	22,769
SP Plus Corp.(b)	45	1,554
Total		79,402
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	3,919	158,354
CIMIC Group Ltd.	3,920	97,849
EMCOR Group, Inc.	253	21,351
Great Lakes Dredge & Dock Corp.(b)	2,595	27,844
Skanska AB, Class B	7,304	136,373
Total		441,771
Electrical Equipment 0.0%
Atkore International Group, Inc.(b)	1,150	31,383
Fuji Electric Co., Ltd.	3,800	116,090
Total		147,473
Machinery 0.1%
Atlas Copco AB, Class A	313	9,560
Barnes Group, Inc.	260	13,530
EnPro Industries, Inc.	400	28,416
Federal Signal Corp.	910	28,347
Gorman-Rupp Co.	160	5,315
Hillenbrand, Inc.	700	23,583
Milacron Holdings Corp.(b)	990	16,672
Mitsubishi Heavy Industries Ltd.	3,100	127,879
Mueller Industries, Inc.	220	6,642
Rexnord Corp.(b)	1,130	33,098
SKF AB, Class B	4,839	79,373
Sumitomo Heavy Industries Ltd.	3,400	109,611
Wabash National Corp.	1,610	25,486
Total		507,512
Professional Services 0.1%
Adecco Group AG, Registered Shares	2,318	126,468
Barrett Business Services, Inc.	122	10,675
Heidrick & Struggles International, Inc.	770	22,869
Insperity, Inc.	29	3,084

The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kforce, Inc.	765	26,079
Korn/Ferry International	515	20,229
TriNet Group, Inc.(b)	345	25,371
Wolters Kluwer NV	2,009	145,623
Total		380,398
Road & Rail 0.0%
ArcBest Corp.	460	13,768
Aurizon Holdings Ltd.	21,802	85,588
YRC Worldwide, Inc.(b)	3,375	11,003
Total		110,359
Trading Companies & Distributors 0.0%
Applied Industrial Technologies, Inc.	465	28,290
BMC Stock Holdings, Inc.(b)	1,260	26,649
Kaman Corp.	150	9,510
Titan Machinery, Inc.(b)	370	7,674
Total		72,123
Total Industrials		2,133,229
Information Technology 0.3%
Communications Equipment 0.0%
Acacia Communications, Inc.(b)	285	19,143
ADTRAN, Inc.	1,170	12,999
Extreme Networks, Inc.(b)	2,075	16,891
Total		49,033
Electronic Equipment, Instruments & Components 0.1%
AVX Corp.	710	10,813
Badger Meter, Inc.	60	3,209
Belden, Inc.	355	16,138
Benchmark Electronics, Inc.	120	3,247
Fabrinet (b)	585	31,403
Insight Enterprises, Inc.(b)	495	27,235
Kyocera Corp.	1,200	73,137
Novanta, Inc.(b)	67	5,634
PC Connection, Inc.	660	21,589
Tech Data Corp.(b)	246	24,930
Venture Corp., Ltd.	5,100	56,913
Total		274,248
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 0.0%
Cardtronics PLC, Class A(b)	850	24,208
Cass Information Systems, Inc.	102	5,193
EVERTEC, Inc.	945	30,259
KBR, Inc.	980	25,852
MAXIMUS, Inc.	250	18,378
TTEC Holdings, Inc.	575	26,979
Total		130,869
Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	4,300	165,588
Amkor Technology, Inc.(b)	3,455	31,890
Cirrus Logic, Inc.(b)	690	33,844
Diodes, Inc.(b)	649	27,647
MACOM Technology Solutions Holdings, Inc.(b)	640	12,557
NXP Semiconductors NV	554	57,278
Synaptics, Inc.(b)	770	24,779
Tokyo Electron Ltd.	900	152,435
Total		506,018
Software 0.1%
Bottomline Technologies de, Inc.(b)	160	6,734
CommVault Systems, Inc.(b)	495	22,493
Intelligent Systems Corp.(b)	190	9,327
j2 Global, Inc.	404	35,992
Progress Software Corp.	735	31,818
Qualys, Inc.(b)	175	15,148
SPS Commerce, Inc.(b)	249	27,846
Tenable Holdings, Inc.(b)	275	6,892
TiVo Corp.	2,725	20,655
Trend Micro, Inc.	1,400	61,043
Total		237,948
Technology Hardware, Storage & Peripherals 0.0%
FUJIFILM Holdings Corp.	3,200	151,675
Immersion Corp.(b)	1,900	15,276
Total		166,951
Total Information Technology		1,365,067

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	33

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 0.2%
Chemicals 0.1%
Chase Corp.	93	9,633
Covestro AG	2,032	91,646
Ingevity Corp.(b)	321	31,631
Quaker Chemical Corp.	44	8,245
Stepan Co.	203	20,127
Total		161,282
Construction Materials 0.0%
U.S. Concrete, Inc.(b)	175	8,241
Metals & Mining 0.1%
Anglo American PLC	5,628	137,911
BHP Group Ltd.	7,223	198,854
Materion Corp.	440	27,337
Rio Tinto PLC	3,639	205,499
Schnitzer Steel Industries, Inc., Class A	1,030	27,429
Total		597,030
Paper & Forest Products 0.0%
Louisiana-Pacific Corp.	1,310	34,244
UPM-Kymmene OYJ	1,309	35,284
Verso Corp., Class A(b)	495	8,009
Total		77,537
Total Materials		844,090
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
American Assets Trust, Inc.	575	26,680
Braemar Hotels & Resorts, Inc.	800	7,296
CareTrust REIT, Inc.	470	10,918
CoreCivic, Inc.	1,400	23,758
CorEnergy Infrastructure Trust, Inc.	673	27,237
EastGroup Properties, Inc.	215	25,903
GEO Group, Inc. (The)	1,330	23,687
Industrial Logistics Properties Trust	70	1,497
Investors Real Estate Trust	419	26,711
Lexington Realty Trust	1,975	19,493
Mirvac Group	69,139	151,919
Piedmont Office Realty Trust, Inc.	550	11,446
PS Business Parks, Inc.	200	35,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Ryman Hospitality Properties, Inc.	75	5,625
Uniti Group, Inc.	3,150	26,523
Washington Prime Group, Inc.	4,575	16,607
Xenia Hotels & Resorts, Inc.	960	20,573
Total		460,873
Real Estate Management & Development 0.0%
CK Asset Holdings Ltd.	1,000	7,519
Henderson Land Development Co., Ltd.	24,000	124,131
Kerry Properties Ltd.	3,000	11,265
RE/MAX Holdings, Inc., Class A	95	2,763
RMR Group, Inc. (The), Class A	466	22,946
Swire Pacific Ltd., Class A	3,000	34,194
Total		202,818
Total Real Estate		663,691
Utilities 0.1%
Electric Utilities 0.0%
Otter Tail Corp.	55	2,936
PNM Resources, Inc.	580	28,809
Portland General Electric Co.	696	38,175
Total		69,920
Gas Utilities 0.0%
Chesapeake Utilities Corp.	285	26,636
Southwest Gas Holdings, Inc.	395	35,120
Total		61,756
Independent Power and Renewable Electricity Producers 0.0%
Meridian Energy Ltd.	41,548	127,883
Multi-Utilities 0.1%
AGL Energy Ltd.	9,698	138,985
Centrica PLC	85,610	78,811
NorthWestern Corp.	350	24,472
Total		242,268
Water Utilities 0.0%
SJW Corp.	90	5,840
Total Utilities		507,667
Total Common Stocks (Cost $14,359,585)		14,476,634

The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2019 (Unaudited)
Equity Funds 29.6%
	Shares	Value ($)
International 6.9%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	1,582,996	10,368,621
Columbia Emerging Markets Fund, Institutional 3 Class(a)	513,151	6,583,727
Columbia Overseas Core Fund, Institutional 3 Class(a)	1,234,739	11,520,114
Columbia Overseas Value Fund, Institutional 3 Class(a)	669,850	6,048,744
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	148,783	1,438,738
Total		35,959,944
U.S. Large Cap 21.7%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	600,250	15,996,661
Columbia Disciplined Core Fund, Institutional 3 Class(a)	2,234,224	27,615,004
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	1,399,377	13,238,110
Columbia Disciplined Value Fund, Institutional 3 Class(a)	2,801,396	27,285,601
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	196,605	8,963,206
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	1,432,128	20,307,578
Total		113,406,160
U.S. Small Cap 1.0%
Columbia Small Cap Index Fund, Institutional 3 Class(a)	246,238	5,520,655
Total Equity Funds (Cost $141,680,484)		154,886,759

Fixed-Income Funds 49.8%

Emerging Markets 2.0%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	898,826	10,399,418
High Yield 3.6%
Columbia Income Opportunities Fund, Institutional 3 Class(a)	1,901,063	18,801,515
Inflation Protected Securities 1.0%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a)	538,992	5,195,881
Fixed-Income Funds (continued)
	Shares	Value ($)
Investment Grade 43.2%
Columbia Corporate Income Fund, Institutional 3 Class(a)	2,339,213	24,561,733
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	1,203,340	12,009,338
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	762,189	7,781,948
Columbia Quality Income Fund, Institutional 3 Class(a)	12,907,242	71,377,052
Columbia Short Term Bond Fund, Institutional 3 Class(a)	2,610,858	26,134,686
Columbia Total Return Bond Fund, Institutional 3 Class(a)	2,888,998	26,867,679
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	5,013,343	56,901,442
Total		225,633,878
Total Fixed-Income Funds (Cost $256,294,033)		260,030,692

Options Purchased Puts 0.0%
Value ($)
(Cost $129,479)	180,960

Money Market Funds 12.4%
	Shares	Value ($)
Columbia Government Money Market Fund, Institutional 3 Class, 1.843%(a),(c)	2,232,025	2,232,025
Columbia Short-Term Cash Fund, 2.361%(a),(c)	62,786,980	62,780,701
Total Money Market Funds (Cost $65,016,021)		65,012,726
Total Investments in Securities (Cost: $506,815,323)		521,402,860
Other Assets & Liabilities, Net		1,359,564
Net Assets		522,762,424

At July 31, 2019, securities and/or cash totaling $1,817,527 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	35

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2019 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
147,000 AUD	102,722 USD	JPMorgan	09/11/2019	2,047	—
412,000 DKK	61,706 USD	JPMorgan	09/11/2019	413	—
362,000 ILS	102,922 USD	JPMorgan	09/11/2019	—	(425)
178,000 NOK	20,620 USD	JPMorgan	09/11/2019	499	—
123,000 NZD	82,567 USD	JPMorgan	09/11/2019	1,735	—
291,000 SEK	30,963 USD	JPMorgan	09/11/2019	749	—
140,000 SGD	102,686 USD	JPMorgan	09/11/2019	741	—
31,273 USD	25,000 GBP	JPMorgan	09/11/2019	—	(808)
143,674 USD	15,495,000 JPY	JPMorgan	09/11/2019	—	(804)
Total				6,184	(2,037)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	139	09/2019	EUR	4,812,180	138,193	—
MSCI EAFE Index Future	35	09/2019	USD	3,299,275	26,197	—
Russell 2000 E-mini	1	09/2019	USD	78,835	2,403	—
S&P 500 E-mini	101	09/2019	USD	15,060,615	441,372	—
S&P Mid 400 E-mini	52	09/2019	USD	7,753,980	—	(86,089)
U.S. Treasury 10-Year Note	232	09/2019	USD	29,561,875	619,411	—
U.S. Treasury 5-Year Note	107	09/2019	USD	12,578,352	—	(82,125)
U.S. Ultra Treasury Bond	25	09/2019	USD	4,439,063	53,072	—
Total					1,280,648	(168,214)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(162)	09/2019	USD	(8,307,360)	—	(156,750)
Russell 2000 E-mini	(9)	09/2019	USD	(709,515)	—	(21,723)
TOPIX Index	(16)	09/2019	JPY	(250,560,000)	492	—
Total					492	(178,473)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 E-mini	JPMorgan	USD	7,753,980	52	3,010.00	09/20/2019	129,479	180,960

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 32	Morgan Stanley	06/20/2024	5.000	Quarterly	3.236	USD	4,846,050	(19,141)	—	—	—	(19,141)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Alternative Beta Fund, Institutional 3 Class
	468,857	—	—	468,857	—	—	(178,167)	—	3,549,250
Columbia Commodity Strategy Fund, Institutional 3 Class
	570,509	12,640	(37,897)	545,252	—	(50,885)	28,731	—	2,388,203
Columbia Contrarian Core Fund, Institutional 3 Class
	685,648	2,739	(88,137)	600,250	—	875,970	1,020,794	—	15,996,661
Columbia Contrarian Europe Fund, Institutional 3 Class
	1,865,982	21,047	(304,033)	1,582,996	—	(117,873)	970,584	—	10,368,621
Columbia Corporate Income Fund, Institutional 3 Class
	2,561,473	55,474	(277,734)	2,339,213	—	11,088	1,536,961	448,590	24,561,733
Columbia Disciplined Core Fund, Institutional 3 Class
	2,473,254	13,972	(253,002)	2,234,224	—	846,531	1,231,034	—	27,615,004
Columbia Disciplined Growth Fund, Institutional 3 Class
	1,589,903	35,571	(226,097)	1,399,377	—	(221,490)	1,342,721	—	13,238,110
Columbia Disciplined Value Fund, Institutional 3 Class
	2,975,816	210,513	(384,933)	2,801,396	—	242,831	1,048,564	—	27,285,601
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	937,923	20,960	(60,057)	898,826	—	(26,138)	542,270	200,046	10,399,418
Columbia Emerging Markets Fund, Institutional 3 Class
	567,521	5,776	(60,146)	513,151	—	200,429	238,930	—	6,583,727
Columbia Government Money Market Fund, Institutional 3 Class, 1.843%
	2,568,342	72,073	(408,390)	2,232,025	—	—	—	26,039	2,232,025
Columbia Income Opportunities Fund, Institutional 3 Class
	1,969,497	51,027	(119,461)	1,901,063	—	(30,362)	751,526	487,322	18,801,515
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	565,167	1,115	(27,290)	538,992	—	(1,189)	252,255	—	5,195,881
Columbia Large Cap Growth Fund, Institutional 3 Class
	228,932	1,095	(33,422)	196,605	—	363,248	808,750	—	8,963,206
Columbia Limited Duration Credit Fund, Institutional 3 Class
	1,229,048	18,276	(43,984)	1,203,340	—	(7,736)	338,073	168,277	12,009,338
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	779,685	16,195	(33,691)	762,189	—	4,509	190,737	141,393	7,781,948
Columbia Multi-Asset Income Fund, Institutional 3 Class
	2,141,025	70,589	—	2,211,614	—	—	758,678	657,037	20,877,636
Columbia Overseas Core Fund, Institutional 3 Class
	1,316,936	18,242	(100,439)	1,234,739	45,604	(61,973)	342,857	26,449	11,520,114
Columbia Overseas Value Fund, Institutional 3 Class
	697,151	5,981	(33,282)	669,850	—	25,680	24,185	5,105	6,048,744
Columbia Pacific/Asia Fund, Institutional 3 Class
	160,013	8,000	(19,230)	148,783	41,269	15,063	43,808	14,459	1,438,738
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	37

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Quality Income Fund, Institutional 3 Class
	13,145,834	255,543	(494,135)	12,907,242	—	(78)	1,968,276	1,192,830	71,377,052
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	1,580,894	59,820	(208,586)	1,432,128	644,493	492,107	970,479	46,418	20,307,578
Columbia Short Term Bond Fund, Institutional 3 Class
	2,611,334	53,857	(54,333)	2,610,858	—	10,084	304,195	463,352	26,134,686
Columbia Short-Term Cash Fund, 2.361%
	58,297,720	14,155,211	(9,665,951)	62,786,980	—	(544)	532	742,270	62,780,701
Columbia Small Cap Index Fund, Institutional 3 Class
	240,373	5,865	—	246,238	127,626	—	78,386	—	5,520,655
Columbia Total Return Bond Fund, Institutional 3 Class
	2,994,592	58,370	(163,964)	2,888,998	—	(191)	1,065,623	456,026	26,867,679
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	5,124,759	71,550	(182,966)	5,013,343	—	(11,679)	1,851,783	606,586	56,901,442
Total					858,992	2,557,402	17,532,565	5,682,199	506,745,266

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2019.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2019 (Unaudited)
Fair value measurements  (continued)
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	26,815,089	—	—	26,815,089
Common Stocks
Communication Services	141,908	544,824	—	686,732
Consumer Discretionary	499,434	1,149,828	—	1,649,262
Consumer Staples	291,876	1,033,220	—	1,325,096
Energy	175,378	575,146	—	750,524
Financials	813,661	1,826,154	—	2,639,815
Health Care	773,544	1,137,917	—	1,911,461
Industrials	726,075	1,407,154	—	2,133,229
Information Technology	704,276	660,791	—	1,365,067
Materials	174,896	669,194	—	844,090
Real Estate	334,663	329,028	—	663,691
Utilities	161,988	345,679	—	507,667
Total Common Stocks	4,797,699	9,678,935	—	14,476,634
Equity Funds	154,886,759	—	—	154,886,759
Fixed-Income Funds	260,030,692	—	—	260,030,692
Options Purchased Puts	180,960	—	—	180,960
Money Market Funds	65,012,726	—	—	65,012,726
Total Investments in Securities	511,723,925	9,678,935	—	521,402,860
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	6,184	—	6,184
Futures Contracts	1,281,140	—	—	1,281,140
Liability
Forward Foreign Currency Exchange Contracts	—	(2,037)	—	(2,037)
Futures Contracts	(346,687)	—	—	(346,687)
Swap Contracts	—	(19,141)	—	(19,141)
Total	512,658,378	9,663,941	—	522,322,319
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	39

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2019 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, July 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.9%
	Shares	Value ($)
Columbia Alternative Beta Fund, Institutional 3 Class(a),(b)	468,858	3,549,250
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	3,124,111	13,683,605
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	4,218,440	39,822,068
Total Alternative Strategies Funds (Cost $63,075,792)		57,054,923

Common Stocks 2.2%
Issuer	Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services 0.0%
Hellenic Telecommunications Organization SA	2,931	40,363
Nippon Telegraph & Telephone Corp.	3,600	162,472
Telenor ASA	2,431	49,259
Total		252,094
Entertainment 0.0%
Glu Mobile, Inc.(b)	16,500	123,090
Interactive Media & Services 0.0%
Meet Group, Inc. (The)(b)	31,000	106,640
Momo, Inc., ADR	2,134	72,492
Tencent Holdings Ltd.	700	32,615
Total		211,747
Media 0.1%
Entravision Communications Corp., Class A	14,300	46,618
EW Scripps Co. (The), Class A	1,400	21,462
Gray Television, Inc.(b)	3,050	54,138
MSG Networks, Inc., Class A(b)	4,550	86,405
National CineMedia, Inc.	14,400	102,528
RTL Group SA	1,596	78,727
TEGNA, Inc.	2,800	42,532
Telenet Group Holding NV	904	44,400
WPP PLC	8,281	97,545
Total		574,355
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.0%
NTT DoCoMo, Inc.	3,400	81,523
Shenandoah Telecommunications Co.	2,975	117,096
Total		198,619
Total Communication Services		1,359,905
Consumer Discretionary 0.3%
Auto Components 0.0%
Dana, Inc.	2,050	34,256
Magna International, Inc.	3,272	165,013
Modine Manufacturing Co.(b)	2,950	40,474
Total		239,743
Automobiles 0.0%
Fiat Chrysler Automobiles NV	1,044	13,986
Great Wall Motor Co., Ltd., Class H	53,000	35,903
Peugeot SA	4,310	101,729
Suzuki Motor Corp.	3,200	125,147
Total		276,765
Distributors 0.0%
Core-Mark Holding Co., Inc.	2,525	94,511
Funko, Inc., Class A(b)	4,000	100,040
Total		194,551
Diversified Consumer Services 0.0%
Collectors Universe, Inc.	1,250	29,637
K12, Inc.(b)	2,800	83,580
Total		113,217
Hotels, Restaurants & Leisure 0.1%
Boyd Gaming Corp.	600	15,894
Brinker International, Inc.	3,125	124,531
Dave & Buster’s Entertainment, Inc.	2,825	114,836
Dine Brands Global, Inc.	1,520	124,777
Everi Holdings, Inc.(b)	11,800	141,718
Penn National Gaming, Inc.(b)	3,900	76,128
SeaWorld Entertainment, Inc.(b)	4,625	141,387
Total		739,271
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	41

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.0%
Berkeley Group Holdings PLC	1,962	92,278
Ethan Allen Interiors, Inc.	1,150	23,667
M/I Homes, Inc.(b)	850	30,065
Persimmon PLC	3,368	82,174
Sony Corp.	3,300	187,684
Taylor Morrison Home Corp., Class A(b)	2,000	45,040
Zagg, Inc.(b)	4,400	29,172
Total		490,080
Internet & Direct Marketing Retail 0.0%
Alibaba Group Holding Ltd., ADR(b)	143	24,755
Stamps.com, Inc.(b)	1,110	53,002
Total		77,757
Leisure Products 0.0%
Malibu Boats, Inc., Class A(b)	3,775	113,741
MasterCraft Boat Holdings, Inc.(b)	2,850	47,310
Sturm Ruger & Co., Inc.	2,325	131,362
Total		292,413
Specialty Retail 0.1%
Bed Bath & Beyond, Inc.	7,450	72,339
Genesco, Inc.(b)	2,250	88,605
Hibbett Sports, Inc.(b)	2,700	49,680
Lithia Motors, Inc., Class A	910	120,011
Office Depot, Inc.	43,400	88,536
Petrobras Distribuidora SA	2,900	20,008
Rent-A-Center, Inc.(b)	4,070	110,012
Shoe Carnival, Inc.	1,575	39,974
Total		589,165
Textiles, Apparel & Luxury Goods 0.1%
Adidas AG	113	36,018
Burberry Group PLC	5,494	151,490
Crocs, Inc.(b)	600	13,710
Deckers Outdoor Corp.(b)	890	139,089
Fossil Group, Inc.(b)	7,900	87,216
G-III Apparel Group Ltd.(b)	375	10,748
Kering SA	274	141,524
Common Stocks (continued)
Issuer	Shares	Value ($)
Movado Group, Inc.	1,305	34,361
Vera Bradley, Inc.(b)	1,500	17,625
Total		631,781
Total Consumer Discretionary		3,644,743
Consumer Staples 0.1%
Beverages 0.0%
Cia Cervecerias Unidas SA	3,770	52,854
Coca-Cola European Partners PLC	2,505	138,476
Heineken Holding NV	188	18,997
Total		210,327
Food & Staples Retailing 0.0%
Ingles Markets, Inc., Class A	2,275	71,617
Koninklijke Ahold Delhaize NV	6,953	157,923
Loblaw Companies Ltd.	400	20,755
SPAR Group Ltd. (The)	2,818	36,020
SpartanNash Co.	7,700	91,014
Total		377,329
Food Products 0.0%
John B. Sanfilippo & Son, Inc.	1,440	125,151
Nestlé SA, Registered Shares	370	39,252
Uni-President Enterprises Corp.	62,000	160,485
Total		324,888
Household Products 0.0%
Kimberly-Clark de Mexico SAB de CV(b)	14,374	29,822
Personal Products 0.0%
Edgewell Personal Care Co.(b)	2,425	73,793
Medifast, Inc.	1,120	125,048
Usana Health Sciences, Inc.(b)	1,530	104,116
Total		302,957
Tobacco 0.1%
Eastern Co. SAE	57,561	54,639
Imperial Brands PLC	5,060	128,423
Swedish Match AB	2,921	111,448
Universal Corp.	1,225	72,888
Vector Group Ltd.	2,500	28,875
Total		396,273
Total Consumer Staples		1,641,596

The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.1%
Energy Equipment & Services 0.0%
C&J Energy Services, Inc.(b)	3,500	38,290
Cactus, Inc., Class A(b)	1,525	44,789
Keane Group, Inc.(b)	18,100	113,849
Liberty Oilfield Services, Inc., Class A	2,500	35,375
Mammoth Energy Services, Inc.	925	5,994
Matrix Service Co.(b)	6,350	116,650
Nabors Industries Ltd.	5,700	16,872
Total		371,819
Oil, Gas & Consumable Fuels 0.1%
Aker BP ASA	551	15,593
California Resources Corp.(b)	5,200	79,612
Canadian Natural Resources Ltd.	2,000	50,659
Cenovus Energy, Inc.	9,500	88,320
Coal India Ltd.	22,856	67,766
CVR Energy, Inc.	2,825	149,923
Delek U.S. Holdings, Inc.	2,750	118,470
Denbury Resources, Inc.(b)	18,400	20,792
ENI SpA	8,741	136,546
Hindustan Petroleum Corp., Ltd.	3,287	12,645
Motor Oil Hellas Corinth Refineries SA	1,256	31,145
OMV AG	660	33,024
PT Bukit Asam Tbk	286,700	55,719
Renewable Energy Group, Inc.(b)	1,025	13,930
REX American Resources Corp.(b)	470	35,062
Royal Dutch Shell PLC, Class B	358	11,307
Southwestern Energy Co.(b)	12,600	27,720
Suncor Energy, Inc.	5,000	143,469
W&T Offshore, Inc.(b)	2,000	8,980
World Fuel Services Corp.	1,000	39,040
Yanzhou Coal Mining Co., Ltd., Class H	12,000	10,562
Total		1,150,284
Total Energy		1,522,103
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 0.4%
Banks 0.2%
Bancorp, Inc. (The)(b)	13,300	128,744
Bank Leumi Le-Israel BM	11,156	81,155
Bank of NT Butterfield & Son Ltd. (The)	2,225	69,932
BNP Paribas SA	343	16,052
Brookline Bancorp, Inc.	1,200	17,796
Cadence BanCorp	3,050	52,277
Cathay General Bancorp	4,250	158,185
China Everbright Bank Co., Ltd., Class H	76,000	34,178
China Merchants Bank Co., Ltd., Class H	2,000	9,908
Customers Bancorp, Inc.(b)	5,650	116,503
DBS Group Holdings Ltd.	3,600	68,641
Enterprise Financial Services Corp.	1,750	72,940
First BanCorp	13,700	147,412
Fulton Financial Corp.	4,250	72,250
Grupo Financiero Banorte SAB de CV, Class O	5,140	25,714
Hancock Whitney Corp.	3,850	159,852
Hilltop Holdings, Inc.	2,950	66,906
Hope Bancorp, Inc.	7,400	109,150
Iberiabank Corp.	2,170	170,497
International Bancshares Corp.	3,665	137,914
Israel Discount Bank Ltd.	13,430	57,964
Metropolitan Bank Holding Corp.(b)	375	15,739
Nedbank Group Ltd.	1,689	28,223
OFG Bancorp	6,250	141,437
Postal Savings Bank of China Co., Ltd.(c)	79,000	45,942
Preferred Bank	2,600	140,894
Qatar National Bank QPSC	3,581	19,194
Raiffeisen Bank International AG	1,701	39,891
RHB Bank Bhd	74,400	99,164
Royal Bank of Canada	400	31,587
Sberbank of Russia PJSC	14,000	51,081
Shinhan Financial Group Co., Ltd.	426	15,604
Societe Generale SA	760	18,616
Standard Bank Group Ltd.	12,703	157,950
Sumitomo Mitsui Financial Group, Inc.	1,000	34,970

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	43

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TCF Financial Corp.	200	8,408
United Community Banks, Inc.	3,150	90,405
Total		2,713,075
Capital Markets 0.0%
Cohen & Steers, Inc.	1,425	74,627
Federated Investors, Inc., Class B	5,000	173,750
Greenhill & Co., Inc.	850	14,110
Korea Investment Holdings Co., Ltd.	1,535	95,765
Samsung Securities Co., Ltd.	2,332	71,641
Waddell & Reed Financial, Inc., Class A	7,500	131,250
Total		561,143
Consumer Finance 0.0%
Enova International, Inc.(b)	5,550	149,572
Nelnet, Inc., Class A	2,375	148,580
Total		298,152
Diversified Financial Services 0.0%
Investor AB, Class B	728	34,614
ORIX Corp.	9,000	128,447
Total		163,061
Insurance 0.1%
Allianz SE, Registered Shares	924	214,376
American Equity Investment Life Holding Co.	4,150	107,070
Assicurazioni Generali SpA	9,455	176,339
AXA SA	6,871	173,068
CNP Assurances	952	19,676
Dai-ichi Life Holdings, Inc.	2,200	32,342
Employers Holdings, Inc.	3,225	141,578
Genworth Financial, Inc., Class A(b)	14,100	56,259
NN Group NV	2,287	85,925
Porto Seguro SA	5,600	76,435
Powszechny Zaklad Ubezpieczen SA	959	10,314
Selective Insurance Group, Inc.	375	28,200
Swiss Life Holding AG, Registered Shares	23	11,115
T&D Holdings, Inc.	900	10,107
Universal Insurance Holdings, Inc.	4,092	101,523
Total		1,244,327
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 0.0%
Ellington Financial, Inc.	4,850	84,778
New York Mortgage Trust, Inc.	6,700	40,937
PennyMac Mortgage Investment Trust	5,800	127,774
Western Asset Mortgage Capital Corp.	4,400	44,704
Total		298,193
Thrifts & Mortgage Finance 0.1%
Essent Group Ltd.(b)	3,675	169,638
Federal Agricultural Mortgage Corp.	1,780	137,541
Merchants Bancorp	1,450	25,940
NMI Holdings, Inc., Class A(b)	4,600	114,448
Radian Group, Inc.	7,900	180,120
Washington Federal, Inc.	2,350	85,963
Total		713,650
Total Financials		5,991,601
Health Care 0.3%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	2,050	50,389
Alder Biopharmaceuticals, Inc.(b)	6,215	62,896
Apellis Pharmaceuticals, Inc.(b)	1,900	53,067
Arena Pharmaceuticals, Inc.(b)	1,190	74,589
ArQule, Inc.(b)	2,140	21,593
Arrowhead Pharmaceuticals, Inc.(b)	1,100	31,966
Atara Biotherapeutics, Inc.(b)	2,190	31,251
bluebird bio, Inc.(b)	500	65,615
Blueprint Medicines Corp.(b)	990	99,148
Clovis Oncology, Inc.(b)	1,475	15,561
Dynavax Technologies Corp.(b)	4,145	11,440
FibroGen, Inc.(b)	860	40,644
Gossamer Bio, Inc.(b)	2,067	41,030
Immunomedics, Inc.(b)	8,440	124,490
Insmed, Inc.(b)	3,630	79,678
Medicines Co. (The)(b)	1,790	64,154
Mirati Therapeutics, Inc.(b)	885	93,633
Precision BioSciences, Inc.(b)	3,924	50,502
Repligen Corp.(b)	550	51,915
Rubius Therapeutics, Inc.(b)	3,100	41,230
Sage Therapeutics, Inc.(b)	455	72,955

The accompanying Notes to Financial Statements are an integral part of this statement.
44	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sarepta Therapeutics, Inc.(b)	575	85,589
TCR2 Therapeutics, Inc.(b)	3,910	60,761
Turning Point Therapeutics, Inc.(b)	1,277	50,876
Ultragenyx Pharmaceutical, Inc.(b)	590	35,553
uniQure NV(b)	1,180	69,207
Total		1,479,732
Health Care Equipment & Supplies 0.1%
CryoLife, Inc.(b)	2,025	58,360
Integer Holdings Corp.(b)	1,870	163,681
Lantheus Holdings, Inc.(b)	4,800	108,576
LivaNova PLC(b)	630	48,542
Meridian Bioscience, Inc.	10,100	120,695
Natus Medical, Inc.(b)	750	23,303
Quidel Corp.(b)	2,365	139,606
Varex Imaging Corp.(b)	3,900	123,981
Zynex, Inc.	2,500	20,800
Total		807,544
Health Care Providers & Services 0.0%
Alfresa Holdings Corp.	1,700	40,987
Amedisys, Inc.(b)	200	27,578
AMN Healthcare Services, Inc.(b)	950	50,711
Corvel Corp.(b)	1,410	120,132
Ensign Group, Inc. (The)	1,950	117,507
Magellan Health, Inc.(b)	1,890	132,943
Tenet Healthcare Corp.(b)	2,750	64,817
Triple-S Management Corp., Class B(b)	2,749	65,913
Total		620,588
Health Care Technology 0.0%
HealthStream, Inc.(b)	1,200	33,888
Life Sciences Tools & Services 0.0%
Medpace Holdings, Inc.(b)	2,425	190,993
Syneos Health, Inc.(b)	3,350	171,151
Total		362,144
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc.(b)	1,940	42,040
ANI Pharmaceuticals, Inc.(b)	1,725	145,918
Astellas Pharma, Inc.	10,600	150,222
Bausch Health Companies, Inc.(b)	1,100	26,429
Common Stocks (continued)
Issuer	Shares	Value ($)
Eisai Co., Ltd.	1,600	86,476
Endo International PLC(b)	13,700	43,429
GlaxoSmithKline PLC	9,028	186,707
GW Pharmaceuticals PLC, ADR(b)	450	73,035
H Lundbeck A/S	461	17,771
Horizon Therapeutics PLC(b)	1,410	35,095
Novartis AG, Registered Shares	1,000	91,699
Novo Nordisk A/S, Class B	260	12,485
Odonate Therapeutics, Inc.(b)	2,400	97,800
Reata Pharmaceuticals, Inc., Class A(b)	790	71,614
Roche Holding AG, Genusschein Shares	947	253,479
Supernus Pharmaceuticals, Inc.(b)	1,575	52,558
Total		1,386,757
Total Health Care		4,690,653
Industrials 0.3%
Aerospace & Defense 0.0%
Dassault Aviation SA	80	109,814
Safran SA	80	11,485
Vectrus, Inc.(b)	350	14,154
Total		135,453
Air Freight & Logistics 0.0%
Echo Global Logistics, Inc.(b)	2,650	55,809
Building Products 0.1%
Advanced Drainage Systems, Inc.	4,550	149,831
American Woodmark Corp.(b)	1,550	131,518
Builders FirstSource, Inc.(b)	8,800	151,184
Continental Building Product(b)	4,440	109,135
CSW Industrials, Inc.	1,095	77,318
Gibraltar Industries, Inc.(b)	590	24,450
Masonite International Corp.(b)	950	50,635
Quanex Building Products Corp.	6,600	122,892
Total		816,963

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	45

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 0.0%
Deluxe Corp.	1,475	65,815
Ennis, Inc.	2,900	58,957
Herman Miller, Inc.	3,250	147,355
HNI Corp.	3,275	112,136
SP Plus Corp.(b)	225	7,769
Total		392,032
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	3,449	139,363
China Communications Services Corp., Ltd., Class H	112,000	77,975
CIMIC Group Ltd.	4,582	114,374
EMCOR Group, Inc.	1,250	105,487
Great Lakes Dredge & Dock Corp.(b)	12,820	137,559
Samsung Engineering Co., Ltd.(b)	4,378	60,400
Sinopec Engineering Group Co., Ltd., Class H	92,500	72,465
Total		707,623
Electrical Equipment 0.0%
Atkore International Group, Inc.(b)	5,700	155,553
Fuji Electric Co., Ltd.	1,600	48,880
Total		204,433
Industrial Conglomerates 0.0%
CITIC Ltd.	73,000	96,657
Machinery 0.1%
Barnes Group, Inc.	1,300	67,652
EnPro Industries, Inc.	1,985	141,014
Federal Signal Corp.	4,500	140,175
Gorman-Rupp Co.	800	26,576
Hillenbrand, Inc.	3,400	114,546
Milacron Holdings Corp.(b)	4,850	81,674
Mitsubishi Heavy Industries Ltd.	3,200	132,004
Mueller Industries, Inc.	1,100	33,209
Rexnord Corp.(b)	5,550	162,560
Sinotruk Hong Kong Ltd.	28,500	41,791
Wabash National Corp.	7,950	125,849
Weichai Power Co., Ltd., Class H	56,000	86,284
Total		1,153,334
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 0.0%
Adecco Group AG, Registered Shares	601	32,790
Barrett Business Services, Inc.	600	52,500
Heidrick & Struggles International, Inc.	3,800	112,860
Insperity, Inc.	140	14,889
Kforce, Inc.	3,775	128,690
Korn/Ferry International	2,525	99,182
TriNet Group, Inc.(b)	1,695	124,650
Wolters Kluwer NV	319	23,123
Total		588,684
Road & Rail 0.0%
ArcBest Corp.	2,245	67,193
Canadian Pacific Railway Ltd.	400	95,502
YRC Worldwide, Inc.(b)	16,600	54,116
Total		216,811
Trading Companies & Distributors 0.0%
Applied Industrial Technologies, Inc.	2,300	139,932
BMC Stock Holdings, Inc.(b)	6,250	132,187
Kaman Corp.	725	45,965
Titan Machinery, Inc.(b)	1,800	37,332
Total		355,416
Transportation Infrastructure 0.0%
International Container Terminal Services, Inc.	19,280	51,148
Total Industrials		4,774,363
Information Technology 0.3%
Communications Equipment 0.0%
Acacia Communications, Inc.(b)	1,410	94,710
ADTRAN, Inc.	5,750	63,882
Extreme Networks, Inc.(b)	10,200	83,028
Telefonaktiebolaget LM Ericsson, Class B	1,094	9,572
Total		251,192
Electronic Equipment, Instruments & Components 0.1%
AVX Corp.	3,500	53,305
Badger Meter, Inc.	300	16,047
Belden, Inc.	1,750	79,555
Benchmark Electronics, Inc.	600	16,236
Fabrinet (b)	2,900	155,672
Insight Enterprises, Inc.(b)	2,425	133,423

The accompanying Notes to Financial Statements are an integral part of this statement.
46	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Novanta, Inc.(b)	330	27,750
PC Connection, Inc.	3,250	106,308
Tech Data Corp.(b)	1,215	123,128
Venture Corp., Ltd.	2,200	24,551
Zhen Ding Technology Holding Ltd.	11,000	40,017
Total		775,992
IT Services 0.0%
Cardtronics PLC, Class A(b)	4,200	119,616
Cass Information Systems, Inc.	510	25,964
EVERTEC, Inc.	4,650	148,893
KBR, Inc.	4,850	127,943
MAXIMUS, Inc.	1,230	90,417
Otsuka Corp.	900	35,489
TTEC Holdings, Inc.	2,825	132,549
Wipro Ltd.	13,481	51,802
Total		732,673
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc.(b)	16,970	156,633
Cirrus Logic, Inc.(b)	3,400	166,770
Diodes, Inc.(b)	3,215	136,959
GlobalWafers Co., Ltd.	6,000	63,662
MACOM Technology Solutions Holdings, Inc.(b)	3,150	61,803
Novatek Microelectronics	20,000	105,622
Realtek Semiconductor Corp.	10,000	66,413
Synaptics, Inc.(b)	3,800	122,284
Tokyo Electron Ltd.	900	152,435
Total		1,032,581
Software 0.1%
Bottomline Technologies de, Inc.(b)	800	33,672
CommVault Systems, Inc.(b)	2,450	111,328
Intelligent Systems Corp.(b)	925	45,408
j2 Global, Inc.	1,995	177,735
Progress Software Corp.	3,475	150,433
Qualys, Inc.(b)	850	73,576
SPS Commerce, Inc.(b)	1,230	137,551
Tenable Holdings, Inc.(b)	1,375	34,457
TiVo Corp.	13,500	102,330
Total		866,490
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.0%
FUJIFILM Holdings Corp.	300	14,220
Immersion Corp.(b)	9,400	75,576
Lenovo Group Ltd.	100,000	80,465
Samsung Electronics Co., Ltd.	6,711	254,177
Total		424,438
Total Information Technology		4,083,366
Materials 0.1%
Chemicals 0.0%
Chase Corp.	460	47,647
Covestro AG	1,160	52,317
Ingevity Corp.(b)	1,590	156,678
Quaker Chemical Corp.	220	41,226
Stepan Co.	1,000	99,150
Total		397,018
Construction Materials 0.0%
Anhui Conch Cement Co., Ltd., Class H	10,000	57,742
U.S. Concrete, Inc.(b)	875	41,204
Total		98,946
Metals & Mining 0.1%
Anglo American PLC	2,788	68,318
BHP Group Ltd.	6,889	189,659
Fortescue Metals Group Ltd.	4,075	22,943
Materion Corp.	2,180	135,444
MMC Norilsk Nickel PJSC	191	43,855
Rio Tinto PLC	3,339	188,558
Schnitzer Steel Industries, Inc., Class A	5,100	135,813
Vale SA	5,000	65,062
Total		849,652
Paper & Forest Products 0.0%
Louisiana-Pacific Corp.	6,450	168,603
Oji Holdings Corp.	5,000	25,856
UPM-Kymmene OYJ	992	26,740
Verso Corp., Class A(b)	2,450	39,641
Total		260,840
Total Materials		1,606,456

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	47

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
American Assets Trust, Inc.	2,850	132,240
Braemar Hotels & Resorts, Inc.	4,000	36,480
CareTrust REIT, Inc.	2,300	53,429
CoreCivic, Inc.	6,900	117,093
CorEnergy Infrastructure Trust, Inc.	3,316	134,199
EastGroup Properties, Inc.	1,060	127,709
GEO Group, Inc. (The)	6,550	116,655
Industrial Logistics Properties Trust	350	7,483
Investors Real Estate Trust	2,043	130,241
Klepierre	1,338	41,273
Lexington Realty Trust	9,700	95,739
Mirvac Group	33,714	74,080
Piedmont Office Realty Trust, Inc.	2,700	56,187
PS Business Parks, Inc.	983	172,025
Ryman Hospitality Properties, Inc.	380	28,500
Uniti Group, Inc.	15,500	130,510
Washington Prime Group, Inc.	22,500	81,675
Xenia Hotels & Resorts, Inc.	4,750	101,792
Total		1,637,310
Real Estate Management & Development 0.0%
CK Asset Holdings Ltd.	12,000	90,230
Logan Property Holdings Co., Ltd.	28,000	42,338
RE/MAX Holdings, Inc., Class A	450	13,086
RMR Group, Inc. (The), Class A	2,300	113,252
Shui On Land Ltd.	142,500	30,417
Swire Pacific Ltd., Class A	500	5,699
Total		295,022
Total Real Estate		1,932,332
Utilities 0.1%
Electric Utilities 0.1%
Enel SpA	5,100	34,887
Manila Electric Co.	3,980	28,478
Otter Tail Corp.	275	14,679
PNM Resources, Inc.	2,875	142,801
Portland General Electric Co.	3,435	188,410
Total		409,255
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.0%
Chesapeake Utilities Corp.	1,410	131,779
PT Perusahaan Gas Negara Persero Tbk	715,900	104,009
Southwest Gas Holdings, Inc.	1,950	173,374
Total		409,162
Multi-Utilities 0.0%
AGL Energy Ltd.	4,556	65,293
Centrica PLC	27,825	25,615
Engie SA	6,119	94,169
NorthWestern Corp.	1,735	121,311
Total		306,388
Water Utilities 0.0%
SJW Corp.	450	29,200
Total Utilities		1,154,005
Total Common Stocks (Cost $32,069,320)		32,401,123

Equity Funds 40.7%
	Shares	Value ($)
International 11.2%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	6,313,510	41,353,494
Columbia Emerging Markets Fund, Institutional 3 Class(a)	2,833,196	36,349,910
Columbia Overseas Core Fund, Institutional 3 Class(a)	3,504,996	32,701,610
Columbia Overseas Value Fund, Institutional 3 Class(a)	2,071,609	18,706,625
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	3,777,243	36,525,943
Total		165,637,582
U.S. Large Cap 28.1%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,481,471	66,131,207
Columbia Disciplined Core Fund, Institutional 3 Class(a)	5,042,077	62,320,075
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	5,371,799	50,817,214
Columbia Disciplined Value Fund, Institutional 3 Class(a)	9,412,655	91,679,258
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	484,082	22,069,319

The accompanying Notes to Financial Statements are an integral part of this statement.
48	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2019 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	4,248,767	60,247,513
Columbia Select Large Cap Growth Fund, Institutional 3 Class(a),(b)	2,336,711	33,999,145
Columbia Select Large Cap Value Fund, Institutional 3 Class(a)	1,122,503	30,363,698
Total		417,627,429
U.S. Small Cap 1.4%
Columbia Small Cap Index Fund, Institutional 3 Class(a)	924,601	20,729,561
Total Equity Funds (Cost $532,132,337)		603,994,572

Fixed-Income Funds 44.1%

Emerging Markets 1.6%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	2,027,930	23,463,153
High Yield 7.1%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	2,543,821	7,453,396
Columbia Income Opportunities Fund, Institutional 3 Class(a)	9,948,542	98,391,082
Total		105,844,478
Inflation Protected Securities 1.0%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a)	1,537,636	14,822,812
Investment Grade 34.4%
Columbia Corporate Income Fund, Institutional 3 Class(a)	5,926,910	62,232,554
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	3,414,204	34,073,761
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	2,384,251	24,343,202
Columbia Quality Income Fund, Institutional 3 Class(a)	11,788,283	65,189,204
Columbia Short Term Bond Fund, Institutional 3 Class(a)	6,145,995	61,521,406
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Total Return Bond Fund, Institutional 3 Class(a)	20,444,916	190,137,717
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	6,360,040	72,186,455
Total		509,684,299
Total Fixed-Income Funds (Cost $647,731,399)		653,814,742

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Banks 0.0%
Itau Unibanco Holding SA	15,600	142,701
Total Financials		142,701
Utilities 0.0%
Electric Utilities 0.0%
Cia Energetica de Minas Gerais	3,400	12,597
Total Utilities		12,597
Total Preferred Stocks (Cost $120,871)		155,298

Options Purchased Puts 0.0%
Value ($)
(Cost $493,016)	689,040

Money Market Funds 8.7%
	Shares	Value ($)
Columbia Government Money Market Fund, Institutional 3 Class, 1.843%(a),(d)	13,167,937	13,167,937
Columbia Short-Term Cash Fund, 2.361%(a),(d)	115,658,260	115,646,695
Total Money Market Funds (Cost $128,815,529)		128,814,632
Total Investments in Securities (Cost: $1,404,438,264)		1,476,924,330
Other Assets & Liabilities, Net		6,207,757
Net Assets		1,483,132,087

At July 31, 2019, securities and/or cash totaling $7,914,275 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	49

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2019 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
235,000 BRL	62,148 USD	Morgan Stanley	09/11/2019	756	—
111,000 EUR	124,082 USD	Morgan Stanley	09/11/2019	793	—
437,000 ILS	124,290 USD	Morgan Stanley	09/11/2019	—	(469)
152,029,000 KRW	129,153 USD	Morgan Stanley	09/11/2019	1,039	—
170,000 MYR	41,270 USD	Morgan Stanley	09/11/2019	119	—
717,000 NOK	83,048 USD	Morgan Stanley	09/11/2019	1,997	—
4,806,000 TWD	155,016 USD	Morgan Stanley	09/11/2019	424	—
41,341 USD	276,000 DKK	Morgan Stanley	09/11/2019	—	(281)
103,557 USD	7,177,000 INR	Morgan Stanley	09/11/2019	—	(215)
41,587 USD	799,000 MXN	Morgan Stanley	09/11/2019	—	(180)
51,671 USD	1,597,000 THB	Morgan Stanley	09/11/2019	306	—
1,015,000 ZAR	72,676 USD	Morgan Stanley	09/11/2019	2,268	—
Total				7,702	(1,145)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	292	09/2019	EUR	10,109,040	290,304	—
MSCI EAFE Index Future	461	09/2019	USD	43,456,165	345,054	—
Russell 2000 E-mini	4	09/2019	USD	315,340	9,610	—
S&P 500 E-mini	650	09/2019	USD	96,924,750	2,840,513	—
S&P Mid 400 E-mini	198	09/2019	USD	29,524,770	—	(327,801)
U.S. Treasury 10-Year Note	167	09/2019	USD	21,279,453	445,869	—
U.S. Treasury 5-Year Note	454	09/2019	USD	53,369,828	—	(348,456)
U.S. Ultra Treasury Bond	30	09/2019	USD	5,326,875	63,687	—
Total					3,995,037	(676,257)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(64)	09/2019	GBP	(4,822,720)	—	(42,784)
MSCI Emerging Markets Index	(455)	09/2019	USD	(23,332,400)	—	(440,254)
Russell 2000 E-mini	(70)	09/2019	USD	(5,518,450)	—	(168,959)
SPI 200 Index	(19)	09/2019	AUD	(3,207,200)	—	(69,571)
TOPIX Index	(21)	09/2019	JPY	(328,860,000)	646	—
TOPIX Index	(77)	09/2019	JPY	(1,205,820,000)	—	(95,971)
Total					646	(817,539)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 E-mini	JPMorgan	USD	29,524,770	198	3,010.00	09/20/2019	493,016	689,040

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 32	Morgan Stanley	06/20/2024	5.000	Quarterly	3.236	USD	13,757,040	(54,336)	—	—	—	(54,336)
The accompanying Notes to Financial Statements are an integral part of this statement.
50	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2019 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Alternative Beta Fund, Institutional 3 Class
	468,858	—	—	468,858	—	—	(178,165)	—	3,549,250
Columbia Commodity Strategy Fund, Institutional 3 Class
	3,124,092	13,565	(13,546)	3,124,111	—	(18,185)	(106,627)	—	13,683,605
Columbia Contrarian Core Fund, Institutional 3 Class
	2,769,016	834	(288,379)	2,481,471	—	1,695,137	6,105,823	—	66,131,207
Columbia Contrarian Europe Fund, Institutional 3 Class
	6,898,163	2,010	(586,663)	6,313,510	—	625,865	2,461,436	—	41,353,494
Columbia Corporate Income Fund, Institutional 3 Class
	6,181,014	107,966	(362,070)	5,926,910	—	3,668	3,761,315	1,096,604	62,232,554
Columbia Disciplined Core Fund, Institutional 3 Class
	5,442,297	2,455	(402,675)	5,042,077	—	2,478,855	2,130,799	—	62,320,075
Columbia Disciplined Growth Fund, Institutional 3 Class
	6,999,353	77,238	(1,704,792)	5,371,799	—	(520,670)	4,843,915	—	50,817,214
Columbia Disciplined Value Fund, Institutional 3 Class
	9,806,640	1,560,000	(1,953,985)	9,412,655	—	1,294,092	3,135,340	—	91,679,258
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	2,168,043	42,248	(182,361)	2,027,930	—	82,264	1,121,117	467,336	23,463,153
Columbia Emerging Markets Fund, Institutional 3 Class
	3,061,939	4,727	(233,470)	2,833,196	—	641,298	1,741,006	—	36,349,910
Columbia Government Money Market Fund, Institutional 3 Class, 1.843%
	13,145,286	157,716	(135,065)	13,167,937	—	—	—	135,190	13,167,937
Columbia High Yield Bond Fund, Institutional 3 Class
	2,582,894	66,490	(105,563)	2,543,821	—	(7,250)	290,062	191,382	7,453,396
Columbia Income Opportunities Fund, Institutional 3 Class
	10,095,885	259,031	(406,374)	9,948,542	—	66,627	3,648,164	2,520,039	98,391,082
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	1,576,694	485	(39,543)	1,537,636	—	(28,666)	732,295	—	14,822,812
Columbia Large Cap Growth Fund, Institutional 3 Class
	541,001	322	(57,241)	484,082	—	1,301,963	1,531,137	—	22,069,319
Columbia Limited Duration Credit Fund, Institutional 3 Class
	3,427,134	49,029	(61,959)	3,414,204	—	5,526	919,861	471,557	34,073,761
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	2,381,862	44,321	(41,932)	2,384,251	—	6,280	592,945	435,471	24,343,202
Columbia Multi-Asset Income Fund, Institutional 3 Class
	4,083,799	134,641	—	4,218,440	—	—	1,447,105	1,253,235	39,822,068
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	51

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Overseas Core Fund, Institutional 3 Class
	3,610,483	23,109	(128,596)	3,504,996	126,903	(81,216)	824,217	73,605	32,701,610
Columbia Overseas Value Fund, Institutional 3 Class
	2,118,039	3,180	(49,610)	2,071,609	—	20,985	119,367	15,730	18,706,625
Columbia Pacific/Asia Fund, Institutional 3 Class
	3,938,288	141,241	(302,286)	3,777,243	979,570	594,790	843,815	343,203	36,525,943
Columbia Quality Income Fund, Institutional 3 Class
	11,817,020	202,917	(231,654)	11,788,283	—	(8,900)	1,785,293	1,077,550	65,189,204
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	4,550,296	147,352	(448,881)	4,248,767	1,873,752	771,343	3,517,896	134,951	60,247,513
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	2,233,285	392,419	(288,993)	2,336,711	5,472,597	1,016,794	(2,669,232)	—	33,999,145
Columbia Select Large Cap Value Fund, Institutional 3 Class
	1,210,948	761	(89,206)	1,122,503	—	1,198,552	831,854	—	30,363,698
Columbia Short Term Bond Fund, Institutional 3 Class
	6,038,199	107,796	—	6,145,995	—	—	726,635	1,076,984	61,521,406
Columbia Short-Term Cash Fund, 2.361%
	101,586,963	53,202,989	(39,131,692)	115,658,260	—	(1,919)	1,656	1,346,417	115,646,695
Columbia Small Cap Index Fund, Institutional 3 Class
	902,578	22,023	—	924,601	479,224	—	294,334	—	20,729,561
Columbia Total Return Bond Fund, Institutional 3 Class
	20,774,287	356,635	(686,006)	20,444,916	—	29,335	7,414,337	3,189,683	190,137,717
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	6,424,786	72,342	(137,088)	6,360,040	—	18,403	2,298,355	762,901	72,186,455
Total					8,932,046	11,184,971	50,166,055	14,591,838	1,443,678,869

(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2019, the total value of these securities amounted to $45,942, which represents less than 0.01% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at July 31, 2019.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
INR	Indian Rupee
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2019 (Unaudited)
Currency Legend  (continued)
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
THB	Thailand Baht
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	57,054,923	—	—	57,054,923
Common Stocks
Communication Services	773,001	586,904	—	1,359,905
Consumer Discretionary	2,676,810	967,933	—	3,644,743
Consumer Staples	934,409	707,187	—	1,641,596
Energy	1,147,796	374,307	—	1,522,103
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	53

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Financials	4,149,339	1,842,262	—	5,991,601
Health Care	3,850,827	839,826	—	4,690,653
Industrials	3,675,810	1,098,553	—	4,774,363
Information Technology	3,184,941	898,425	—	4,083,366
Materials	930,468	675,988	—	1,606,456
Real Estate	1,648,295	284,037	—	1,932,332
Utilities	801,554	352,451	—	1,154,005
Total Common Stocks	23,773,250	8,627,873	—	32,401,123
Equity Funds	603,994,572	—	—	603,994,572
Fixed-Income Funds	653,814,742	—	—	653,814,742
Preferred Stocks
Financials	142,701	—	—	142,701
Utilities	12,597	—	—	12,597
Total Preferred Stocks	155,298	—	—	155,298
Options Purchased Puts	689,040	—	—	689,040
Money Market Funds	128,814,632	—	—	128,814,632
Total Investments in Securities	1,468,296,457	8,627,873	—	1,476,924,330
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	7,702	—	7,702
Futures Contracts	3,995,683	—	—	3,995,683
Liability
Forward Foreign Currency Exchange Contracts	—	(1,145)	—	(1,145)
Futures Contracts	(1,493,796)	—	—	(1,493,796)
Swap Contracts	—	(54,336)	—	(54,336)
Total	1,470,798,344	8,580,094	—	1,479,378,438
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
54	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.9%
	Shares	Value ($)
Columbia Alternative Beta Fund, Institutional 3 Class(a),(b)	468,857	3,549,250
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	4,755,839	20,830,574
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	5,719,104	53,988,340
Total Alternative Strategies Funds (Cost $86,736,272)		78,368,164

Common Stocks 1.6%
Issuer	Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services 0.0%
Hellenic Telecommunications Organization SA	2,044	28,148
Nippon Telegraph & Telephone Corp.	2,500	112,827
Telenor ASA	1,695	34,346
Total		175,321
Entertainment 0.0%
Glu Mobile, Inc.(b)	18,300	136,518
Interactive Media & Services 0.0%
Meet Group, Inc. (The)(b)	34,400	118,336
Momo, Inc., ADR	1,488	50,547
Tencent Holdings Ltd.	500	23,297
Total		192,180
Media 0.1%
Entravision Communications Corp., Class A	15,900	51,834
EW Scripps Co. (The), Class A	1,500	22,995
Gray Television, Inc.(b)	3,400	60,350
MSG Networks, Inc., Class A(b)	5,050	95,900
National CineMedia, Inc.	15,900	113,208
RTL Group SA	1,113	54,902
TEGNA, Inc.	3,100	47,089
Telenet Group Holding NV	630	30,942
WPP PLC	5,774	68,014
Total		545,234
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.0%
NTT DoCoMo, Inc.	2,400	57,546
Shenandoah Telecommunications Co.	3,300	129,888
Total		187,434
Total Communication Services		1,236,687
Consumer Discretionary 0.2%
Auto Components 0.0%
Dana, Inc.	2,300	38,433
Magna International, Inc.	2,278	114,884
Modine Manufacturing Co.(b)	3,300	45,276
Total		198,593
Automobiles 0.0%
Fiat Chrysler Automobiles NV	727	9,739
Great Wall Motor Co., Ltd., Class H	37,000	25,064
Peugeot SA	3,005	70,927
Suzuki Motor Corp.	2,200	86,039
Total		191,769
Distributors 0.0%
Core-Mark Holding Co., Inc.	2,800	104,804
Funko, Inc., Class A(b)	4,450	111,295
Total		216,099
Diversified Consumer Services 0.0%
Collectors Universe, Inc.	1,400	33,194
K12, Inc.(b)	3,100	92,535
Total		125,729
Hotels, Restaurants & Leisure 0.1%
Boyd Gaming Corp.	650	17,219
Brinker International, Inc.	3,450	137,483
Dave & Buster’s Entertainment, Inc.	3,125	127,031
Dine Brands Global, Inc.	1,680	137,911
Everi Holdings, Inc.(b)	13,000	156,130
Penn National Gaming, Inc.(b)	4,300	83,936
SeaWorld Entertainment, Inc.(b)	5,150	157,435
Total		817,145
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	55

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.0%
Berkeley Group Holdings PLC	1,368	64,341
Ethan Allen Interiors, Inc.	1,300	26,754
M/I Homes, Inc.(b)	950	33,602
Persimmon PLC	2,349	57,312
Sony Corp.	2,300	130,810
Taylor Morrison Home Corp., Class A(b)	2,250	50,670
Zagg, Inc.(b)	4,900	32,487
Total		395,976
Internet & Direct Marketing Retail 0.0%
Alibaba Group Holding Ltd., ADR(b)	100	17,311
Stamps.com, Inc.(b)	1,230	58,733
Total		76,044
Leisure Products 0.0%
Malibu Boats, Inc., Class A(b)	4,200	126,546
MasterCraft Boat Holdings, Inc.(b)	3,150	52,290
Sturm Ruger & Co., Inc.	2,575	145,487
Total		324,323
Specialty Retail 0.1%
Bed Bath & Beyond, Inc.	8,300	80,593
Genesco, Inc.(b)	2,500	98,450
Hibbett Sports, Inc.(b)	3,000	55,200
Lithia Motors, Inc., Class A	1,010	133,199
Office Depot, Inc.	48,200	98,328
Petrobras Distribuidora SA	2,000	13,798
Rent-A-Center, Inc.(b)	4,530	122,446
Shoe Carnival, Inc.	1,750	44,415
Total		646,429
Textiles, Apparel & Luxury Goods 0.0%
Adidas AG	79	25,181
Burberry Group PLC	3,831	105,635
Crocs, Inc.(b)	650	14,852
Deckers Outdoor Corp.(b)	990	154,717
Fossil Group, Inc.(b)	8,750	96,600
G-III Apparel Group Ltd.(b)	425	12,181
Kering SA	191	98,654
Common Stocks (continued)
Issuer	Shares	Value ($)
Movado Group, Inc.	1,450	38,178
Vera Bradley, Inc.(b)	1,600	18,800
Total		564,798
Total Consumer Discretionary		3,556,905
Consumer Staples 0.1%
Beverages 0.0%
Cia Cervecerias Unidas SA	2,629	36,858
Coca-Cola European Partners PLC	1,746	96,519
Heineken Holding NV	131	13,237
Total		146,614
Food & Staples Retailing 0.0%
Ingles Markets, Inc., Class A	2,550	80,274
Koninklijke Ahold Delhaize NV	4,850	110,158
Loblaw Companies Ltd.	300	15,566
SPAR Group Ltd. (The)	1,966	25,129
SpartanNash Co.	8,600	101,652
Total		332,779
Food Products 0.0%
China Milk Products Group Ltd.(b),(c),(d),(e)	322,000	0
John B. Sanfilippo & Son, Inc.	1,600	139,056
Nestlé SA, Registered Shares	258	27,371
Uni-President Enterprises Corp.	43,000	111,304
Total		277,731
Household Products 0.0%
Kimberly-Clark de Mexico SAB de CV(b)	10,023	20,795
Personal Products 0.1%
Edgewell Personal Care Co.(b)	2,700	82,161
Medifast, Inc.	1,240	138,446
Usana Health Sciences, Inc.(b)	1,695	115,345
Total		335,952
Tobacco 0.0%
Eastern Co. SAE	40,154	38,116
Imperial Brands PLC	3,529	89,566
Swedish Match AB	2,035	77,643
Universal Corp.	1,375	81,813
Vector Group Ltd.	2,800	32,340
Total		319,478
Total Consumer Staples		1,433,349

The accompanying Notes to Financial Statements are an integral part of this statement.
56	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.1%
Energy Equipment & Services 0.0%
C&J Energy Services, Inc.(b)	3,900	42,666
Cactus, Inc., Class A(b)	1,675	49,195
Keane Group, Inc.(b)	20,000	125,800
Liberty Oilfield Services, Inc., Class A	2,800	39,620
Mammoth Energy Services, Inc.	950	6,156
Matrix Service Co.(b)	7,050	129,508
Nabors Industries Ltd.	6,300	18,648
Total		411,593
Oil, Gas & Consumable Fuels 0.1%
Aker BP ASA	384	10,867
California Resources Corp.(b)	5,775	88,415
Canadian Natural Resources Ltd.	1,400	35,462
Cenovus Energy, Inc.	6,600	61,359
Coal India Ltd.	15,943	47,270
CVR Energy, Inc.	3,150	167,171
Delek U.S. Holdings, Inc.	3,050	131,394
Denbury Resources, Inc.(b)	20,400	23,052
ENI SpA	6,095	95,212
Hindustan Petroleum Corp., Ltd.	2,292	8,817
Motor Oil Hellas Corinth Refineries SA	876	21,722
OMV AG	460	23,017
PT Bukit Asam Tbk	199,900	38,850
Renewable Energy Group, Inc.(b)	1,100	14,949
REX American Resources Corp.(b)	507	37,822
Royal Dutch Shell PLC, Class B	250	7,896
Southwestern Energy Co.(b)	13,900	30,580
Suncor Energy, Inc.	3,500	100,428
W&T Offshore, Inc.(b)	2,200	9,878
World Fuel Services Corp.	1,100	42,944
Yanzhou Coal Mining Co., Ltd., Class H	8,000	7,041
Total		1,004,146
Total Energy		1,415,739
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 0.3%
Banks 0.1%
Bancorp, Inc. (The)(b)	14,800	143,264
Bank Leumi Le-Israel BM	7,782	56,610
Bank of NT Butterfield & Son Ltd. (The)	2,450	77,003
BNP Paribas SA	239	11,185
Brookline Bancorp, Inc.	1,300	19,279
Cadence BanCorp	3,400	58,276
Cathay General Bancorp	4,700	174,934
China Everbright Bank Co., Ltd., Class H	53,000	23,835
China Merchants Bank Co., Ltd., Class H	1,500	7,431
Customers Bancorp, Inc.(b)	6,290	129,700
DBS Group Holdings Ltd.	2,500	47,667
Enterprise Financial Services Corp.	1,950	81,276
First BanCorp	15,300	164,628
Fulton Financial Corp.	4,700	79,900
Grupo Financiero Banorte SAB de CV, Class O	3,584	17,930
Hancock Whitney Corp.	4,275	177,498
Hilltop Holdings, Inc.	3,250	73,710
Hope Bancorp, Inc.	8,250	121,687
Iberiabank Corp.	2,410	189,354
International Bancshares Corp.	4,065	152,966
Israel Discount Bank Ltd.	9,368	40,433
Metropolitan Bank Holding Corp.(b)	400	16,788
Nedbank Group Ltd.	1,178	19,684
OFG Bancorp	6,900	156,147
Postal Savings Bank of China Co., Ltd.(f)	55,000	31,985
Preferred Bank	2,900	157,151
Qatar National Bank QPSC	2,497	13,384
Raiffeisen Bank International AG	1,186	27,814
RHB Bank Bhd	51,800	69,041
Royal Bank of Canada	300	23,690
Sberbank of Russia PJSC	9,760	35,611
Shinhan Financial Group Co., Ltd.	297	10,879
Societe Generale SA	530	12,982
Standard Bank Group Ltd.	8,853	110,079
Sumitomo Mitsui Financial Group, Inc.	700	24,479

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	57

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TCF Financial Corp.	225	9,459
United Community Banks, Inc.	3,500	100,450
Total		2,668,189
Capital Markets 0.0%
Cohen & Steers, Inc.	1,600	83,792
Federated Investors, Inc., Class B	5,550	192,863
Greenhill & Co., Inc.	1,000	16,600
Korea Investment Holdings Co., Ltd.	1,070	66,754
Samsung Securities Co., Ltd.	1,626	49,952
Waddell & Reed Financial, Inc., Class A	8,300	145,250
Total		555,211
Consumer Finance 0.0%
Enova International, Inc.(b)	6,150	165,743
Nelnet, Inc., Class A	2,625	164,220
Total		329,963
Diversified Financial Services 0.0%
Investor AB, Class B	508	24,154
ORIX Corp.	6,300	89,913
Total		114,067
Insurance 0.1%
Allianz SE, Registered Shares	644	149,414
American Equity Investment Life Holding Co.	4,650	119,970
Assicurazioni Generali SpA	6,587	122,850
AXA SA	4,792	120,702
CNP Assurances	663	13,703
Dai-ichi Life Holdings, Inc.	1,500	22,051
Employers Holdings, Inc.	3,575	156,942
Genworth Financial, Inc., Class A(b)	15,700	62,643
NN Group NV	1,595	59,926
Porto Seguro SA	3,900	53,232
Powszechny Zaklad Ubezpieczen SA	669	7,195
Selective Insurance Group, Inc.	400	30,080
Swiss Life Holding AG, Registered Shares	16	7,732
T&D Holdings, Inc.	600	6,738
Universal Insurance Holdings, Inc.	4,573	113,456
Total		1,046,634
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 0.0%
Ellington Financial, Inc.	5,350	93,518
New York Mortgage Trust, Inc.	7,400	45,214
PennyMac Mortgage Investment Trust	6,400	140,992
Western Asset Mortgage Capital Corp.	4,900	49,784
Total		329,508
Thrifts & Mortgage Finance 0.1%
Essent Group Ltd.(b)	4,075	188,102
Federal Agricultural Mortgage Corp.	1,970	152,222
Merchants Bancorp	1,600	28,624
NMI Holdings, Inc., Class A(b)	5,100	126,888
Radian Group, Inc.	8,800	200,640
Washington Federal, Inc.	2,625	96,022
Total		792,498
Total Financials		5,836,070
Health Care 0.2%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	2,270	55,797
Alder Biopharmaceuticals, Inc.(b)	6,907	69,899
Apellis Pharmaceuticals, Inc.(b)	2,110	58,932
Arena Pharmaceuticals, Inc.(b)	1,320	82,738
ArQule, Inc.(b)	2,370	23,913
Arrowhead Pharmaceuticals, Inc.(b)	1,220	35,453
Atara Biotherapeutics, Inc.(b)	2,430	34,676
bluebird bio, Inc.(b)	560	73,489
Blueprint Medicines Corp.(b)	1,090	109,163
Clovis Oncology, Inc.(b)	1,650	17,407
Dynavax Technologies Corp.(b)	4,595	12,682
FibroGen, Inc.(b)	950	44,897
Gossamer Bio, Inc.(b)	2,294	45,536
Immunomedics, Inc.(b)	9,370	138,207
Insmed, Inc.(b)	4,029	88,437
Medicines Co. (The)(b)	1,990	71,322
Mirati Therapeutics, Inc.(b)	990	104,742
Precision BioSciences, Inc.(b)	4,356	56,062
Repligen Corp.(b)	610	57,578
Rubius Therapeutics, Inc.(b)	3,440	45,752
Sage Therapeutics, Inc.(b)	510	81,773

The accompanying Notes to Financial Statements are an integral part of this statement.
58	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sarepta Therapeutics, Inc.(b)	635	94,520
TCR2 Therapeutics, Inc.(b)	4,340	67,444
Turning Point Therapeutics, Inc.(b)	1,418	56,493
Ultragenyx Pharmaceutical, Inc.(b)	660	39,772
uniQure NV(b)	1,305	76,538
Total		1,643,222
Health Care Equipment & Supplies 0.0%
CryoLife, Inc.(b)	2,250	64,845
Integer Holdings Corp.(b)	2,075	181,625
Lantheus Holdings, Inc.(b)	5,350	121,017
LivaNova PLC(b)	700	53,935
Meridian Bioscience, Inc.	11,300	135,035
Natus Medical, Inc.(b)	850	26,409
Quidel Corp.(b)	2,625	154,954
Varex Imaging Corp.(b)	4,350	138,286
Zynex, Inc.	2,800	23,296
Total		899,402
Health Care Providers & Services 0.0%
Alfresa Holdings Corp.	1,200	28,932
Amedisys, Inc.(b)	220	30,336
AMN Healthcare Services, Inc.(b)	1,075	57,384
Corvel Corp.(b)	1,560	132,912
Ensign Group, Inc. (The)	2,175	131,065
Magellan Health, Inc.(b)	2,075	145,955
Tenet Healthcare Corp.(b)	3,050	71,889
Triple-S Management Corp., Class B(b)	3,064	73,474
Total		671,947
Health Care Technology 0.0%
HealthStream, Inc.(b)	1,300	36,712
Life Sciences Tools & Services 0.0%
Medpace Holdings, Inc.(b)	2,700	212,652
Syneos Health, Inc.(b)	3,700	189,033
Total		401,685
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc.(b)	2,140	46,374
ANI Pharmaceuticals, Inc.(b)	1,920	162,413
Astellas Pharma, Inc.	7,400	104,872
Bausch Health Companies, Inc.(b)	800	19,221
Common Stocks (continued)
Issuer	Shares	Value ($)
Eisai Co., Ltd.	1,100	59,453
Endo International PLC(b)	15,200	48,184
GlaxoSmithKline PLC	6,296	130,207
GW Pharmaceuticals PLC, ADR(b)	500	81,150
H Lundbeck A/S	321	12,374
Horizon Therapeutics PLC(b)	1,570	39,077
Novartis AG, Registered Shares	696	63,822
Novo Nordisk A/S, Class B	181	8,692
Odonate Therapeutics, Inc.(b)	2,700	110,025
Reata Pharmaceuticals, Inc., Class A(b)	870	78,866
Roche Holding AG, Genusschein Shares	660	176,659
Supernus Pharmaceuticals, Inc.(b)	1,720	57,396
Total		1,198,785
Total Health Care		4,851,753
Industrials 0.2%
Aerospace & Defense 0.0%
Dassault Aviation SA	56	76,870
Safran SA	56	8,040
Vectrus, Inc.(b)	400	16,176
Total		101,086
Air Freight & Logistics 0.0%
Echo Global Logistics, Inc.(b)	2,950	62,127
Building Products 0.1%
Advanced Drainage Systems, Inc.	5,050	166,297
American Woodmark Corp.(b)	1,720	145,942
Builders FirstSource, Inc.(b)	9,700	166,646
Continental Building Product(b)	4,940	121,425
CSW Industrials, Inc.	1,225	86,497
Gibraltar Industries, Inc.(b)	650	26,936
Masonite International Corp.(b)	1,050	55,965
Quanex Building Products Corp.	7,300	135,926
Total		905,634

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	59

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 0.0%
Deluxe Corp.	1,650	73,623
Ennis, Inc.	3,250	66,072
Herman Miller, Inc.	3,600	163,224
HNI Corp.	3,625	124,120
SP Plus Corp.(b)	250	8,633
Total		435,672
Construction & Engineering 0.0%
ACS Actividades de Construccion y Servicios SA	2,405	97,178
China Communications Services Corp., Ltd., Class H	78,000	54,304
CIMIC Group Ltd.	3,194	79,727
EMCOR Group, Inc.	1,390	117,302
Great Lakes Dredge & Dock Corp.(b)	14,260	153,010
Samsung Engineering Co., Ltd.(b)	3,053	42,120
Sinopec Engineering Group Co., Ltd., Class H	64,500	50,530
Total		594,171
Electrical Equipment 0.0%
Atkore International Group, Inc.(b)	6,300	171,927
Fuji Electric Co., Ltd.	1,100	33,605
Total		205,532
Industrial Conglomerates 0.0%
CITIC Ltd.	51,000	67,527
Machinery 0.1%
Barnes Group, Inc.	1,425	74,157
EnPro Industries, Inc.	2,200	156,288
Federal Signal Corp.	5,000	155,750
Gorman-Rupp Co.	900	29,898
Hillenbrand, Inc.	3,800	128,022
Milacron Holdings Corp.(b)	5,350	90,094
Mitsubishi Heavy Industries Ltd.	2,200	90,753
Mueller Industries, Inc.	1,200	36,228
Rexnord Corp.(b)	6,200	181,598
Sinotruk Hong Kong Ltd.	20,000	29,327
Wabash National Corp.	8,800	139,304
Weichai Power Co., Ltd., Class H	39,000	60,091
Total		1,171,510
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 0.0%
Adecco Group AG, Registered Shares	419	22,860
Barrett Business Services, Inc.	670	58,625
Heidrick & Struggles International, Inc.	4,200	124,740
Insperity, Inc.	160	17,016
Kforce, Inc.	4,200	143,178
Korn/Ferry International	2,825	110,966
TriNet Group, Inc.(b)	1,875	137,887
Wolters Kluwer NV	222	16,092
Total		631,364
Road & Rail 0.0%
ArcBest Corp.	2,515	75,274
Canadian Pacific Railway Ltd.	300	71,627
YRC Worldwide, Inc.(b)	18,500	60,310
Total		207,211
Trading Companies & Distributors 0.0%
Applied Industrial Technologies, Inc.	2,555	155,446
BMC Stock Holdings, Inc.(b)	6,900	145,935
Kaman Corp.	800	50,720
Titan Machinery, Inc.(b)	2,000	41,480
Total		393,581
Transportation Infrastructure 0.0%
International Container Terminal Services, Inc.	13,430	35,629
Total Industrials		4,811,044
Information Technology 0.2%
Communications Equipment 0.0%
Acacia Communications, Inc.(b)	1,575	105,793
ADTRAN, Inc.	6,390	70,993
Extreme Networks, Inc.(b)	11,300	91,982
Telefonaktiebolaget LM Ericsson, Class B	763	6,675
Total		275,443
Electronic Equipment, Instruments & Components 0.0%
AVX Corp.	3,900	59,397
Badger Meter, Inc.	325	17,384
Belden, Inc.	1,950	88,647
Benchmark Electronics, Inc.	650	17,589
Fabrinet (b)	3,225	173,118
Insight Enterprises, Inc.(b)	2,700	148,554

The accompanying Notes to Financial Statements are an integral part of this statement.
60	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Novanta, Inc.(b)	370	31,113
PC Connection, Inc.	3,600	117,756
Tech Data Corp.(b)	1,345	136,302
Venture Corp., Ltd.	1,500	16,739
Zhen Ding Technology Holding Ltd.	8,000	29,104
Total		835,703
IT Services 0.0%
Cardtronics PLC, Class A(b)	4,650	132,432
Cass Information Systems, Inc.	565	28,764
EVERTEC, Inc.	5,150	164,903
KBR, Inc.	5,400	142,452
MAXIMUS, Inc.	1,365	100,341
Otsuka Corp.	600	23,660
TTEC Holdings, Inc.	3,150	147,798
Wipro Ltd.	9,400	36,120
Total		776,470
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc.(b)	18,845	173,939
Cirrus Logic, Inc.(b)	3,775	185,164
Diodes, Inc.(b)	3,560	151,656
GlobalWafers Co., Ltd.	4,000	42,441
MACOM Technology Solutions Holdings, Inc.(b)	3,500	68,670
Novatek Microelectronics	14,000	73,935
Realtek Semiconductor Corp.	7,000	46,489
Synaptics, Inc.(b)	4,225	135,961
Tokyo Electron Ltd.	600	101,624
Total		979,879
Software 0.1%
Bottomline Technologies de, Inc.(b)	875	36,829
CommVault Systems, Inc.(b)	2,700	122,688
Intelligent Systems Corp.(b)	1,025	50,317
j2 Global, Inc.	2,215	197,334
Progress Software Corp.	3,875	167,749
Qualys, Inc.(b)	950	82,232
SPS Commerce, Inc.(b)	1,360	152,089
Tenable Holdings, Inc.(b)	1,550	38,843
TiVo Corp.	14,900	112,942
Total		961,023
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.0%
FUJIFILM Holdings Corp.	200	9,480
Immersion Corp.(b)	10,400	83,616
Lenovo Group Ltd.	70,000	56,326
Samsung Electronics Co., Ltd.	4,682	177,329
Total		326,751
Total Information Technology		4,155,269
Materials 0.1%
Chemicals 0.0%
Chase Corp.	510	52,826
Covestro AG	809	36,487
Ingevity Corp.(b)	1,760	173,430
Quaker Chemical Corp.	240	44,974
Stepan Co.	1,110	110,056
Total		417,773
Construction Materials 0.0%
Anhui Conch Cement Co., Ltd., Class H	7,000	40,420
U.S. Concrete, Inc.(b)	950	44,735
Total		85,155
Metals & Mining 0.1%
Anglo American PLC	1,944	47,637
BHP Group Ltd.	4,801	132,175
Fortescue Metals Group Ltd.	2,839	15,984
Materion Corp.	2,430	150,976
MMC Norilsk Nickel PJSC	133	30,538
Rio Tinto PLC	2,328	131,466
Schnitzer Steel Industries, Inc., Class A	5,650	150,459
Vale SA	3,500	45,543
Total		704,778
Paper & Forest Products 0.0%
Louisiana-Pacific Corp.	7,150	186,901
Oji Holdings Corp.	3,500	18,099
UPM-Kymmene OYJ	692	18,653
Verso Corp., Class A(b)	2,700	43,686
Total		267,339
Total Materials		1,475,045

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	61

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
American Assets Trust, Inc.	3,150	146,160
Braemar Hotels & Resorts, Inc.	4,400	40,128
CareTrust REIT, Inc.	2,550	59,237
CoreCivic, Inc.	7,700	130,669
CorEnergy Infrastructure Trust, Inc.	3,668	148,444
EastGroup Properties, Inc.	1,180	142,166
GEO Group, Inc. (The)	7,300	130,013
Industrial Logistics Properties Trust	350	7,483
Investors Real Estate Trust	2,289	145,924
Klepierre	933	28,780
Lexington Realty Trust	10,800	106,596
Mirvac Group	23,503	51,643
Piedmont Office Realty Trust, Inc.	3,000	62,430
PS Business Parks, Inc.	1,091	190,925
Ryman Hospitality Properties, Inc.	420	31,500
Uniti Group, Inc.	17,300	145,666
Washington Prime Group, Inc.	25,000	90,750
Xenia Hotels & Resorts, Inc.	5,300	113,579
Total		1,772,093
Real Estate Management & Development 0.0%
CK Asset Holdings Ltd.	8,500	63,913
Logan Property Holdings Co., Ltd.	20,000	30,241
RE/MAX Holdings, Inc., Class A	525	15,267
RMR Group, Inc. (The), Class A	2,550	125,562
Shui On Land Ltd.	99,500	21,239
Swire Pacific Ltd., Class A	500	5,699
Total		261,921
Total Real Estate		2,034,014
Utilities 0.0%
Electric Utilities 0.0%
Enel SpA	3,557	24,332
Manila Electric Co.	2,780	19,891
Otter Tail Corp.	300	16,014
PNM Resources, Inc.	3,175	157,702
Portland General Electric Co.	3,795	208,156
Total		426,095
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.0%
Chesapeake Utilities Corp.	1,565	146,265
PT Perusahaan Gas Negara Persero Tbk	499,200	72,525
Southwest Gas Holdings, Inc.	2,160	192,046
Total		410,836
Multi-Utilities 0.0%
AGL Energy Ltd.	3,174	45,488
Centrica PLC	19,403	17,862
Engie SA	4,267	65,667
NorthWestern Corp.	1,925	134,596
Total		263,613
Water Utilities 0.0%
SJW Corp.	485	31,472
Total Utilities		1,132,016
Total Common Stocks (Cost $31,876,791)		31,937,891

Equity Funds 52.3%
	Shares	Value ($)
International 14.6%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	8,301,097	54,372,185
Columbia Emerging Markets Fund, Institutional 3 Class(a)	6,863,839	88,063,055
Columbia Overseas Core Fund, Institutional 3 Class(a)	6,375,540	59,483,790
Columbia Overseas Value Fund, Institutional 3 Class(a)	3,036,102	27,416,005
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	6,688,478	64,677,577
Total		294,012,612
U.S. Large Cap 36.5%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	4,225,651	112,613,612
Columbia Disciplined Core Fund, Institutional 3 Class(a)	9,139,953	112,969,823
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	6,850,247	64,803,333
Columbia Disciplined Value Fund, Institutional 3 Class(a)	16,316,695	158,924,609
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	1,319,448	60,153,654

The accompanying Notes to Financial Statements are an integral part of this statement.
62	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2019 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	7,076,989	100,351,698
Columbia Select Large Cap Growth Fund, Institutional 3 Class(a),(b)	4,501,244	65,493,098
Columbia Select Large Cap Value Fund, Institutional 3 Class(a)	2,218,162	60,001,284
Total		735,311,111
U.S. Small Cap 1.2%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	245,219	5,004,922
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(b)	452,244	10,008,157
Columbia Small Cap Index Fund, Institutional 3 Class(a)	465,609	10,438,946
Total		25,452,025
Total Equity Funds (Cost $923,139,943)		1,054,775,748

Fixed-Income Funds 25.2%

Emerging Markets 1.1%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	1,993,818	23,068,479
High Yield 7.3%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	18,947,281	55,515,534
Columbia Income Opportunities Fund, Institutional 3 Class(a)	9,191,578	90,904,705
Total		146,420,239
Inflation Protected Securities 0.5%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a)	1,036,936	9,996,058
Investment Grade 16.3%
Columbia Corporate Income Fund, Institutional 3 Class(a)	9,592,562	100,721,898
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	1,924,336	19,647,466
Columbia Quality Income Fund, Institutional 3 Class(a)	20,203,599	111,725,904
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Short Term Bond Fund, Institutional 3 Class(a)	4,797,816	48,026,133
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	4,206,927	47,748,626
Total		327,870,027
Total Fixed-Income Funds (Cost $500,411,799)		507,354,803

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Banks 0.0%
Itau Unibanco Holding SA	10,850	99,250
Total Financials		99,250
Utilities 0.0%
Electric Utilities 0.0%
Cia Energetica de Minas Gerais	2,400	8,892
Total Utilities		8,892
Total Preferred Stocks (Cost $84,199)		108,142

Options Purchased Puts 0.1%
Value ($)
(Cost $839,123)	1,172,760

Money Market Funds 16.3%
	Shares	Value ($)
Columbia Government Money Market Fund, Institutional 3 Class, 1.843%(a),(g)	21,458,581	21,458,581
Columbia Short-Term Cash Fund, 2.361%(a),(g)	308,154,850	308,124,035
Total Money Market Funds (Cost $329,586,568)		329,582,616
Total Investments in Securities (Cost: $1,872,674,695)		2,003,300,124
Other Assets & Liabilities, Net		12,670,880
Net Assets		2,015,971,004

At July 31, 2019, securities and/or cash totaling $15,737,838 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	63

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2019 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
164,000 BRL	43,371 USD	Morgan Stanley	09/11/2019	527	—
77,000 EUR	86,075 USD	Morgan Stanley	09/11/2019	550	—
305,000 ILS	86,747 USD	Morgan Stanley	09/11/2019	—	(327)
101,811,000 KRW	86,491 USD	Morgan Stanley	09/11/2019	696	—
119,000 MYR	28,889 USD	Morgan Stanley	09/11/2019	83	—
500,000 NOK	57,913 USD	Morgan Stanley	09/11/2019	1,393	—
3,353,000 TWD	108,150 USD	Morgan Stanley	09/11/2019	296	—
28,909 USD	193,000 DKK	Morgan Stanley	09/11/2019	—	(196)
72,231 USD	5,006,000 INR	Morgan Stanley	09/11/2019	—	(151)
28,991 USD	557,000 MXN	Morgan Stanley	09/11/2019	—	(125)
36,044 USD	1,114,000 THB	Morgan Stanley	09/11/2019	214	—
708,000 ZAR	50,695 USD	Morgan Stanley	09/11/2019	1,582	—
Total				5,341	(799)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	667	09/2019	EUR	23,091,540	663,127	—
MSCI EAFE Index Future	570	09/2019	USD	53,731,050	426,639	—
Russell 2000 E-mini	231	09/2019	USD	18,210,885	556,427	—
Russell 2000 E-mini	5	09/2019	USD	394,175	8,469	—
S&P 500 E-mini	1,288	09/2019	USD	192,060,120	5,628,586	—
S&P Mid 400 E-mini	337	09/2019	USD	50,251,755	—	(557,924)
U.S. Treasury 10-Year Note	829	09/2019	USD	105,632,734	2,213,326	—
U.S. Ultra Treasury Bond	110	09/2019	USD	19,531,875	233,519	—
Total					9,730,093	(557,924)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(79)	09/2019	GBP	(5,953,045)	—	(52,811)
MSCI Emerging Markets Index	(567)	09/2019	USD	(29,075,760)	—	(548,625)
SPI 200 Index	(88)	09/2019	AUD	(14,854,400)	—	(418,644)
TOPIX Index	(42)	09/2019	JPY	(657,720,000)	1,293	—
TOPIX Index	(141)	09/2019	JPY	(2,208,060,000)	—	(175,740)
Total					1,293	(1,195,820)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 E-mini	JPMorgan	USD	50,251,755	337	3,010.00	09/20/2019	839,123	1,172,760

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 32	Morgan Stanley	06/20/2024	5.000	Quarterly	3.236	USD	18,746,640	(74,044)	—	—	—	(74,044)
The accompanying Notes to Financial Statements are an integral part of this statement.
64	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2019 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Alternative Beta Fund, Institutional 3 Class
	468,857	—	—	468,857	—	—	(178,164)	—	3,549,250
Columbia Commodity Strategy Fund, Institutional 3 Class
	4,760,594	889	(5,644)	4,755,839	—	(7,694)	(182,800)	—	20,830,574
Columbia Contrarian Core Fund, Institutional 3 Class
	4,707,575	—	(481,924)	4,225,651	—	4,206,378	9,062,334	—	112,613,612
Columbia Contrarian Europe Fund, Institutional 3 Class
	9,073,446	35	(772,384)	8,301,097	—	(354,593)	4,351,694	—	54,372,185
Columbia Corporate Income Fund, Institutional 3 Class
	10,022,245	174,105	(603,788)	9,592,562	—	(4,435)	6,087,823	1,774,124	100,721,898
Columbia Disciplined Core Fund, Institutional 3 Class
	9,710,054	4	(570,105)	9,139,953	—	3,464,751	4,801,571	—	112,969,823
Columbia Disciplined Growth Fund, Institutional 3 Class
	9,132,526	7,711	(2,289,990)	6,850,247	—	(2,307,239)	7,854,000	—	64,803,333
Columbia Disciplined Value Fund, Institutional 3 Class
	17,014,753	2,120,488	(2,818,546)	16,316,695	—	1,749,469	5,790,894	—	158,924,609
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	2,068,454	39,692	(114,328)	1,993,818	—	20,552	1,121,947	443,883	23,068,479
Columbia Emerging Markets Fund, Institutional 3 Class
	7,293,895	26	(430,082)	6,863,839	—	1,244,236	4,449,858	—	88,063,055
Columbia Government Money Market Fund, Institutional 3 Class, 1.843%
	21,338,771	222,584	(102,774)	21,458,581	—	—	—	219,170	21,458,581
Columbia High Yield Bond Fund, Institutional 3 Class
	19,338,632	495,590	(886,941)	18,947,281	—	(88,010)	2,190,727	1,429,470	55,515,534
Columbia Income Opportunities Fund, Institutional 3 Class
	9,365,260	239,369	(413,051)	9,191,578	—	33,443	3,392,188	2,332,729	90,904,705
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	1,068,117	76	(31,257)	1,036,936	—	3,335	472,185	—	9,996,058
Columbia Large Cap Growth Fund, Institutional 3 Class
	1,469,881	1	(150,434)	1,319,448	—	2,927,836	4,753,765	—	60,153,654
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	1,890,465	34,877	(1,006)	1,924,336	—	103	476,237	347,966	19,647,466
Columbia Multi-Asset Income Fund, Institutional 3 Class
	5,536,566	182,538	—	5,719,104	—	—	1,961,896	1,699,060	53,988,340
Columbia Overseas Core Fund, Institutional 3 Class
	6,497,291	38,845	(160,596)	6,375,540	230,356	(81,333)	1,405,504	133,608	59,483,790
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	65

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Overseas Value Fund, Institutional 3 Class
	3,088,383	2,548	(54,829)	3,036,102	—	22,424	176,695	23,058	27,416,005
Columbia Pacific/Asia Fund, Institutional 3 Class
	6,895,140	244,412	(451,074)	6,688,478	1,717,640	798,262	1,719,283	601,794	64,677,577
Columbia Quality Income Fund, Institutional 3 Class
	20,391,774	341,036	(529,211)	20,203,599	—	2,008	3,058,263	1,854,488	111,725,904
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	7,465,774	241,754	(630,539)	7,076,989	3,112,059	1,482,561	5,567,910	224,136	100,351,698
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	4,181,318	752,647	(432,721)	4,501,244	10,544,444	1,367,183	(4,681,755)	—	65,493,098
Columbia Select Large Cap Value Fund, Institutional 3 Class
	2,340,806	18	(122,662)	2,218,162	—	1,341,159	2,562,563	—	60,001,284
Columbia Select Small Cap Value Fund, Institutional 3 Class
	250,726	10	(5,517)	245,219	—	(25,602)	204,089	—	5,004,922
Columbia Short Term Bond Fund, Institutional 3 Class
	4,766,689	85,289	(54,162)	4,797,816	—	10,537	563,368	846,622	48,026,133
Columbia Short-Term Cash Fund, 2.361%
	277,191,878	111,442,352	(80,479,380)	308,154,850	—	(5,293)	4,707	3,610,491	308,124,035
Columbia Small Cap Growth Fund I, Institutional 3 Class
	527,194	2	(74,952)	452,244	—	(228,653)	1,903,735	—	10,008,157
Columbia Small Cap Index Fund, Institutional 3 Class
	454,518	11,090	1	465,609	241,327	—	148,221	—	10,438,946
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	4,261,525	45,567	(100,165)	4,206,927	—	20,401	1,513,489	505,189	47,748,626
Total					15,845,826	15,591,786	70,552,227	16,045,788	1,970,081,331

(b)	Non-income producing investment.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2019, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(d)	Negligible market value.
(e)	Valuation based on significant unobservable inputs.
(f)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2019, the total value of these securities amounted to $31,985, which represents less than 0.01% of total net assets.
(g)	The rate shown is the seven-day current annualized yield at July 31, 2019.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
DKK	Danish Krone
The accompanying Notes to Financial Statements are an integral part of this statement.
66	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2019 (Unaudited)
Currency Legend  (continued)
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
THB	Thailand Baht
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	67

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	78,368,164	—	—	78,368,164
Common Stocks
Communication Services	826,665	410,022	—	1,236,687
Consumer Discretionary	2,883,203	673,702	—	3,556,905
Consumer Staples	940,825	492,524	0*	1,433,349
Energy	1,155,047	260,692	—	1,415,739
Financials	4,551,887	1,284,183	—	5,836,070
Health Care	4,266,742	585,011	—	4,851,753
Industrials	4,046,391	764,653	—	4,811,044
Information Technology	3,535,347	619,922	—	4,155,269
Materials	1,003,586	471,459	—	1,475,045
Real Estate	1,832,499	201,515	—	2,034,014
Utilities	886,251	245,765	—	1,132,016
Total Common Stocks	25,928,443	6,009,448	0*	31,937,891
Equity Funds	1,054,775,748	—	—	1,054,775,748
Fixed-Income Funds	507,354,803	—	—	507,354,803
Preferred Stocks
Financials	99,250	—	—	99,250
Utilities	8,892	—	—	8,892
Total Preferred Stocks	108,142	—	—	108,142
Options Purchased Puts	1,172,760	—	—	1,172,760
Money Market Funds	329,582,616	—	—	329,582,616
Total Investments in Securities	1,997,290,676	6,009,448	0*	2,003,300,124
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	5,341	—	5,341
Futures Contracts	9,731,386	—	—	9,731,386
Liability
Forward Foreign Currency Exchange Contracts	—	(799)	—	(799)
Futures Contracts	(1,753,744)	—	—	(1,753,744)
Swap Contracts	—	(74,044)	—	(74,044)
Total	2,005,268,318	5,939,946	0*	2,011,208,264

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
68	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, July 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Alternative Beta Fund, Institutional 3 Class(a),(b)	468,857	3,549,250
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	2,131,610	9,336,453
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	1,648,928	15,565,877
Total Alternative Strategies Funds (Cost $32,383,191)		28,451,580

Common Stocks 2.7%
Issuer	Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services 0.0%
Hellenic Telecommunications Organization SA	2,422	33,354
Nippon Telegraph & Telephone Corp.	3,000	135,393
Telenor ASA	2,008	40,688
Total		209,435
Entertainment 0.0%
Glu Mobile, Inc.(b)	8,150	60,799
Interactive Media & Services 0.0%
Meet Group, Inc. (The)(b)	15,300	52,632
Momo, Inc., ADR	1,763	59,889
Tencent Holdings Ltd.	600	27,956
Total		140,477
Media 0.1%
Entravision Communications Corp., Class A	7,100	23,146
EW Scripps Co. (The), Class A	700	10,731
Gray Television, Inc.(b)	1,500	26,625
MSG Networks, Inc., Class A(b)	2,250	42,727
National CineMedia, Inc.	7,050	50,196
RTL Group SA	1,319	65,063
TEGNA, Inc.	1,400	21,266
Telenet Group Holding NV	747	36,689
WPP PLC	6,842	80,595
Total		357,038
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.0%
NTT DoCoMo, Inc.	2,800	67,137
Shenandoah Telecommunications Co.	1,470	57,859
Total		124,996
Total Communication Services		892,745
Consumer Discretionary 0.3%
Auto Components 0.0%
Dana, Inc.	1,025	17,128
Magna International, Inc.	2,703	136,317
Modine Manufacturing Co.(b)	1,475	20,237
Total		173,682
Automobiles 0.0%
Fiat Chrysler Automobiles NV	862	11,548
Great Wall Motor Co., Ltd., Class H	44,000	29,806
Peugeot SA	3,561	84,050
Suzuki Motor Corp.	2,600	101,682
Total		227,086
Distributors 0.0%
Core-Mark Holding Co., Inc.	1,250	46,787
Funko, Inc., Class A(b)	1,975	49,395
Total		96,182
Diversified Consumer Services 0.0%
Collectors Universe, Inc.	625	14,819
K12, Inc.(b)	1,375	41,044
Total		55,863
Hotels, Restaurants & Leisure 0.1%
Boyd Gaming Corp.	275	7,285
Brinker International, Inc.	1,540	61,369
Dave & Buster’s Entertainment, Inc.	1,390	56,503
Dine Brands Global, Inc.	750	61,567
Everi Holdings, Inc.(b)	5,800	69,658
Penn National Gaming, Inc.(b)	1,925	37,576
SeaWorld Entertainment, Inc.(b)	2,280	69,700
Total		363,658
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	69

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.1%
Berkeley Group Holdings PLC	1,621	76,240
Ethan Allen Interiors, Inc.	575	11,833
M/I Homes, Inc.(b)	425	15,032
Persimmon PLC	2,784	67,926
Sony Corp.	2,700	153,560
Taylor Morrison Home Corp., Class A(b)	1,000	22,520
Zagg, Inc.(b)	2,175	14,420
Total		361,531
Internet & Direct Marketing Retail 0.0%
Alibaba Group Holding Ltd., ADR(b)	118	20,427
Stamps.com, Inc.(b)	550	26,263
Total		46,690
Leisure Products 0.0%
Malibu Boats, Inc., Class A(b)	1,860	56,042
MasterCraft Boat Holdings, Inc.(b)	1,400	23,240
Sturm Ruger & Co., Inc.	1,150	64,975
Total		144,257
Specialty Retail 0.0%
Bed Bath & Beyond, Inc.	3,675	35,684
Genesco, Inc.(b)	1,110	43,712
Hibbett Sports, Inc.(b)	1,325	24,380
Lithia Motors, Inc., Class A	450	59,346
Office Depot, Inc.	21,400	43,656
Petrobras Distribuidora SA	2,400	16,558
Rent-A-Center, Inc.(b)	2,000	54,060
Shoe Carnival, Inc.	770	19,543
Total		296,939
Textiles, Apparel & Luxury Goods 0.1%
Adidas AG	94	29,962
Burberry Group PLC	4,540	125,185
Crocs, Inc.(b)	300	6,855
Deckers Outdoor Corp.(b)	440	68,763
Fossil Group, Inc.(b)	3,875	42,780
G-III Apparel Group Ltd.(b)	190	5,445
Kering SA	226	116,732
Common Stocks (continued)
Issuer	Shares	Value ($)
Movado Group, Inc.	660	17,378
Vera Bradley, Inc.(b)	750	8,812
Total		421,912
Total Consumer Discretionary		2,187,800
Consumer Staples 0.2%
Beverages 0.0%
Cia Cervecerias Unidas SA	3,115	43,671
Coca-Cola European Partners PLC	2,070	114,430
Heineken Holding NV	155	15,662
Total		173,763
Food & Staples Retailing 0.1%
Ingles Markets, Inc., Class A	1,130	35,572
Koninklijke Ahold Delhaize NV	5,746	130,508
Loblaw Companies Ltd.	400	20,755
SPAR Group Ltd. (The)	2,329	29,770
SpartanNash Co.	3,800	44,916
Total		261,521
Food Products 0.0%
John B. Sanfilippo & Son, Inc.	710	61,706
Nestlé SA, Registered Shares	306	32,463
Uni-President Enterprises Corp.	51,000	132,012
Total		226,181
Household Products 0.0%
Kimberly-Clark de Mexico SAB de CV(b)	11,877	24,642
Personal Products 0.0%
Edgewell Personal Care Co.(b)	1,200	36,516
Medifast, Inc.	555	61,965
Usana Health Sciences, Inc.(b)	755	51,378
Total		149,859
Tobacco 0.1%
Eastern Co. SAE	47,566	45,152
Imperial Brands PLC	4,181	106,114
Swedish Match AB	2,413	92,066
Universal Corp.	610	36,295
Vector Group Ltd.	1,250	14,437
Total		294,064
Total Consumer Staples		1,130,030

The accompanying Notes to Financial Statements are an integral part of this statement.
70	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.1%
Energy Equipment & Services 0.0%
C&J Energy Services, Inc.(b)	1,700	18,598
Cactus, Inc., Class A(b)	740	21,734
Keane Group, Inc.(b)	8,900	55,981
Liberty Oilfield Services, Inc., Class A	1,250	17,688
Mammoth Energy Services, Inc.	405	2,624
Matrix Service Co.(b)	3,125	57,406
Nabors Industries Ltd.	2,800	8,288
Total		182,319
Oil, Gas & Consumable Fuels 0.1%
Aker BP ASA	455	12,876
California Resources Corp.(b)	2,570	39,347
Canadian Natural Resources Ltd.	1,700	43,060
Cenovus Energy, Inc.	7,800	72,516
Coal India Ltd.	18,886	55,996
CVR Energy, Inc.	1,395	74,033
Delek U.S. Holdings, Inc.	1,360	58,589
Denbury Resources, Inc.(b)	9,100	10,283
ENI SpA	7,222	112,817
Hindustan Petroleum Corp., Ltd.	2,716	10,448
Motor Oil Hellas Corinth Refineries SA	1,038	25,739
OMV AG	545	27,270
PT Bukit Asam Tbk	236,900	46,040
Renewable Energy Group, Inc.(b)	500	6,795
REX American Resources Corp.(b)	234	17,456
Royal Dutch Shell PLC, Class B	296	9,349
Southwestern Energy Co.(b)	6,200	13,640
Suncor Energy, Inc.	4,200	120,514
W&T Offshore, Inc.(b)	1,000	4,490
World Fuel Services Corp.	500	19,520
Yanzhou Coal Mining Co., Ltd., Class H	10,000	8,802
Total		789,580
Total Energy		971,899
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 0.5%
Banks 0.2%
Bancorp, Inc. (The)(b)	6,600	63,888
Bank Leumi Le-Israel BM	9,219	67,064
Bank of NT Butterfield & Son Ltd. (The)	1,090	34,259
BNP Paribas SA	283	13,244
Brookline Bancorp, Inc.	550	8,156
Cadence BanCorp	1,500	25,710
Cathay General Bancorp	2,095	77,976
China Everbright Bank Co., Ltd., Class H	63,000	28,332
China Merchants Bank Co., Ltd., Class H	2,000	9,908
Customers Bancorp, Inc.(b)	2,791	57,550
DBS Group Holdings Ltd.	3,000	57,201
Enterprise Financial Services Corp.	870	36,262
First BanCorp	6,800	73,168
Fulton Financial Corp.	2,100	35,700
Grupo Financiero Banorte SAB de CV, Class O	4,247	21,246
Hancock Whitney Corp.	1,910	79,303
Hilltop Holdings, Inc.	1,450	32,886
Hope Bancorp, Inc.	3,625	53,469
Iberiabank Corp.	1,070	84,070
International Bancshares Corp.	1,815	68,298
Israel Discount Bank Ltd.	11,097	47,895
Metropolitan Bank Holding Corp.(b)	180	7,555
Nedbank Group Ltd.	1,396	23,327
OFG Bancorp	3,075	69,587
Postal Savings Bank of China Co., Ltd.(c)	65,000	37,801
Preferred Bank	1,290	69,905
Qatar National Bank QPSC	2,959	15,860
Raiffeisen Bank International AG	1,405	32,950
RHB Bank Bhd	61,400	81,837
Royal Bank of Canada	400	31,587
Sberbank of Russia PJSC	11,560	42,178
Shinhan Financial Group Co., Ltd.	352	12,893
Societe Generale SA	628	15,383
Standard Bank Group Ltd.	10,496	130,508
Sumitomo Mitsui Financial Group, Inc.	800	27,976

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	71

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TCF Financial Corp.	100	4,204
United Community Banks, Inc.	1,550	44,485
Total		1,623,621
Capital Markets 0.1%
Cohen & Steers, Inc.	710	37,183
Federated Investors, Inc., Class B	2,475	86,006
Greenhill & Co., Inc.	450	7,470
Korea Investment Holdings Co., Ltd.	1,268	79,107
Samsung Securities Co., Ltd.	1,927	59,199
Waddell & Reed Financial, Inc., Class A	3,700	64,750
Total		333,715
Consumer Finance 0.0%
Enova International, Inc.(b)	2,725	73,439
Nelnet, Inc., Class A	1,165	72,882
Total		146,321
Diversified Financial Services 0.0%
Investor AB, Class B	602	28,623
ORIX Corp.	7,500	107,040
Total		135,663
Insurance 0.1%
Allianz SE, Registered Shares	764	177,255
American Equity Investment Life Holding Co.	2,060	53,148
Assicurazioni Generali SpA	7,812	145,696
AXA SA	5,677	142,994
CNP Assurances	787	16,266
Dai-ichi Life Holdings, Inc.	1,800	26,462
Employers Holdings, Inc.	1,590	69,801
Genworth Financial, Inc., Class A(b)	7,000	27,930
NN Group NV	1,890	71,009
Porto Seguro SA	4,600	62,786
Powszechny Zaklad Ubezpieczen SA	793	8,528
Selective Insurance Group, Inc.	180	13,536
Swiss Life Holding AG, Registered Shares	19	9,182
T&D Holdings, Inc.	700	7,861
Universal Insurance Holdings, Inc.	2,031	50,389
Total		882,843
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 0.0%
Ellington Financial, Inc.	2,375	41,515
New York Mortgage Trust, Inc.	3,300	20,163
PennyMac Mortgage Investment Trust	2,850	62,785
Western Asset Mortgage Capital Corp.	2,150	21,844
Total		146,307
Thrifts & Mortgage Finance 0.1%
Essent Group Ltd.(b)	1,810	83,550
Federal Agricultural Mortgage Corp.	875	67,611
Merchants Bancorp	700	12,523
NMI Holdings, Inc., Class A(b)	2,275	56,602
Radian Group, Inc.	3,900	88,920
Washington Federal, Inc.	1,160	42,433
Total		351,639
Total Financials		3,620,109
Health Care 0.4%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	1,010	24,826
Alder Biopharmaceuticals, Inc.(b)	3,090	31,271
Apellis Pharmaceuticals, Inc.(b)	940	26,254
Arena Pharmaceuticals, Inc.(b)	590	36,981
ArQule, Inc.(b)	1,050	10,595
Arrowhead Pharmaceuticals, Inc.(b)	540	15,692
Atara Biotherapeutics, Inc.(b)	1,080	15,412
bluebird bio, Inc.(b)	250	32,808
Blueprint Medicines Corp.(b)	490	49,074
Clovis Oncology, Inc.(b)	725	7,649
Dynavax Technologies Corp.(b)	2,050	5,658
FibroGen, Inc.(b)	420	19,849
Gossamer Bio, Inc.(b)	1,019	20,227
Immunomedics, Inc.(b)	4,170	61,507
Insmed, Inc.(b)	1,795	39,400
Medicines Co. (The)(b)	890	31,898
Mirati Therapeutics, Inc.(b)	440	46,552
Precision BioSciences, Inc.(b)	1,937	24,929
Repligen Corp.(b)	270	25,485
Rubius Therapeutics, Inc.(b)	1,530	20,349
Sage Therapeutics, Inc.(b)	225	36,077

The accompanying Notes to Financial Statements are an integral part of this statement.
72	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sarepta Therapeutics, Inc.(b)	285	42,422
TCR2 Therapeutics, Inc.(b)	1,930	29,992
Turning Point Therapeutics, Inc.(b)	631	25,139
Ultragenyx Pharmaceutical, Inc.(b)	290	17,475
uniQure NV(b)	585	34,310
Total		731,831
Health Care Equipment & Supplies 0.1%
CryoLife, Inc.(b)	1,000	28,820
Integer Holdings Corp.(b)	920	80,528
Lantheus Holdings, Inc.(b)	2,375	53,722
LivaNova PLC(b)	310	23,886
Meridian Bioscience, Inc.	5,000	59,750
Natus Medical, Inc.(b)	375	11,651
Quidel Corp.(b)	1,170	69,065
Varex Imaging Corp.(b)	1,925	61,196
Zynex, Inc.	1,250	10,400
Total		399,018
Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	1,400	33,754
Amedisys, Inc.(b)	100	13,789
AMN Healthcare Services, Inc.(b)	470	25,089
Corvel Corp.(b)	695	59,214
Ensign Group, Inc. (The)	960	57,850
Magellan Health, Inc.(b)	930	65,416
Tenet Healthcare Corp.(b)	1,350	31,819
Triple-S Management Corp., Class B(b)	1,356	32,515
Total		319,446
Health Care Technology 0.0%
HealthStream, Inc.(b)	575	16,238
Life Sciences Tools & Services 0.0%
Medpace Holdings, Inc.(b)	1,195	94,118
Syneos Health, Inc.(b)	1,650	84,299
Total		178,417
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc.(b)	950	20,587
ANI Pharmaceuticals, Inc.(b)	850	71,901
Astellas Pharma, Inc.	8,800	124,713
Bausch Health Companies, Inc.(b)	900	21,624
Common Stocks (continued)
Issuer	Shares	Value ($)
Eisai Co., Ltd.	1,300	70,262
Endo International PLC(b)	6,750	21,398
GlaxoSmithKline PLC	7,459	154,259
GW Pharmaceuticals PLC, ADR(b)	225	36,517
H Lundbeck A/S	381	14,687
Horizon Therapeutics PLC(b)	700	17,423
Novartis AG, Registered Shares	827	75,835
Novo Nordisk A/S, Class B	214	10,276
Odonate Therapeutics, Inc.(b)	1,200	48,900
Reata Pharmaceuticals, Inc., Class A(b)	390	35,353
Roche Holding AG, Genusschein Shares	782	209,314
Supernus Pharmaceuticals, Inc.(b)	775	25,862
Total		958,911
Total Health Care		2,603,861
Industrials 0.4%
Aerospace & Defense 0.0%
Dassault Aviation SA	66	90,597
Safran SA	66	9,475
Vectrus, Inc.(b)	180	7,279
Total		107,351
Air Freight & Logistics 0.0%
Echo Global Logistics, Inc.(b)	1,300	27,378
Building Products 0.1%
Advanced Drainage Systems, Inc.	2,250	74,093
American Woodmark Corp.(b)	765	64,910
Builders FirstSource, Inc.(b)	4,325	74,304
Continental Building Product(b)	2,190	53,830
CSW Industrials, Inc.	540	38,129
Gibraltar Industries, Inc.(b)	290	12,018
Masonite International Corp.(b)	470	25,051
Quanex Building Products Corp.	3,250	60,515
Total		402,850

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	73

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 0.0%
Deluxe Corp.	730	32,573
Ennis, Inc.	1,450	29,478
Herman Miller, Inc.	1,600	72,544
HNI Corp.	1,620	55,469
SP Plus Corp.(b)	120	4,144
Total		194,208
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	2,850	115,159
China Communications Services Corp., Ltd., Class H	92,000	64,051
CIMIC Group Ltd.	3,786	94,504
EMCOR Group, Inc.	615	51,900
Great Lakes Dredge & Dock Corp.(b)	6,330	67,921
Samsung Engineering Co., Ltd.(b)	3,618	49,915
Sinopec Engineering Group Co., Ltd., Class H	76,500	59,931
Total		503,381
Electrical Equipment 0.0%
Atkore International Group, Inc.(b)	2,800	76,412
Fuji Electric Co., Ltd.	1,300	39,715
Total		116,127
Industrial Conglomerates 0.0%
CITIC Ltd.	60,000	79,444
Machinery 0.1%
Barnes Group, Inc.	640	33,306
EnPro Industries, Inc.	980	69,619
Federal Signal Corp.	2,225	69,309
Gorman-Rupp Co.	400	13,288
Hillenbrand, Inc.	1,700	57,273
Milacron Holdings Corp.(b)	2,425	40,837
Mitsubishi Heavy Industries Ltd.	2,600	107,253
Mueller Industries, Inc.	525	15,850
Rexnord Corp.(b)	2,750	80,547
Sinotruk Hong Kong Ltd.	23,500	34,459
Wabash National Corp.	3,925	62,133
Weichai Power Co., Ltd., Class H	46,000	70,876
Total		654,750
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 0.1%
Adecco Group AG, Registered Shares	496	27,061
Barrett Business Services, Inc.	295	25,812
Heidrick & Struggles International, Inc.	1,880	55,836
Insperity, Inc.	70	7,445
Kforce, Inc.	1,860	63,407
Korn/Ferry International	1,250	49,100
TriNet Group, Inc.(b)	840	61,774
Wolters Kluwer NV	263	19,064
Total		309,499
Road & Rail 0.0%
ArcBest Corp.	1,120	33,522
Canadian Pacific Railway Ltd.	400	95,502
YRC Worldwide, Inc.(b)	8,200	26,732
Total		155,756
Trading Companies & Distributors 0.0%
Applied Industrial Technologies, Inc.	1,130	68,749
BMC Stock Holdings, Inc.(b)	3,075	65,036
Kaman Corp.	360	22,824
Titan Machinery, Inc.(b)	900	18,666
Total		175,275
Transportation Infrastructure 0.0%
International Container Terminal Services, Inc.	15,930	42,261
Total Industrials		2,768,280
Information Technology 0.3%
Communications Equipment 0.0%
Acacia Communications, Inc.(b)	690	46,347
ADTRAN, Inc.	2,845	31,608
Extreme Networks, Inc.(b)	5,000	40,700
Telefonaktiebolaget LM Ericsson, Class B	904	7,910
Total		126,565
Electronic Equipment, Instruments & Components 0.1%
AVX Corp.	1,725	26,272
Badger Meter, Inc.	150	8,024
Belden, Inc.	860	39,096
Benchmark Electronics, Inc.	300	8,118
Fabrinet (b)	1,430	76,762
Insight Enterprises, Inc.(b)	1,200	66,024

The accompanying Notes to Financial Statements are an integral part of this statement.
74	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Novanta, Inc.(b)	165	13,875
PC Connection, Inc.	1,600	52,336
Tech Data Corp.(b)	600	60,804
Venture Corp., Ltd.	1,800	20,087
Zhen Ding Technology Holding Ltd.	9,000	32,741
Total		404,139
IT Services 0.0%
Cardtronics PLC, Class A(b)	2,070	58,954
Cass Information Systems, Inc.	248	12,626
EVERTEC, Inc.	2,300	73,646
KBR, Inc.	2,400	63,312
MAXIMUS, Inc.	610	44,841
Otsuka Corp.	700	27,602
TTEC Holdings, Inc.	1,400	65,688
Wipro Ltd.	11,139	42,802
Total		389,471
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc.(b)	8,370	77,255
Cirrus Logic, Inc.(b)	1,680	82,404
Diodes, Inc.(b)	1,585	67,521
GlobalWafers Co., Ltd.	5,000	53,052
MACOM Technology Solutions Holdings, Inc.(b)	1,550	30,411
Novatek Microelectronics	17,000	89,778
Realtek Semiconductor Corp.	8,000	53,131
Synaptics, Inc.(b)	1,880	60,498
Tokyo Electron Ltd.	700	118,561
Total		632,611
Software 0.1%
Bottomline Technologies de, Inc.(b)	390	16,415
CommVault Systems, Inc.(b)	1,210	54,982
Intelligent Systems Corp.(b)	460	22,581
j2 Global, Inc.	983	87,576
Progress Software Corp.	1,795	77,706
Qualys, Inc.(b)	420	36,355
SPS Commerce, Inc.(b)	605	67,657
Tenable Holdings, Inc.(b)	670	16,790
TiVo Corp.	6,650	50,407
Total		430,469
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.0%
FUJIFILM Holdings Corp.	200	9,480
Immersion Corp.(b)	4,600	36,984
Lenovo Group Ltd.	82,000	65,981
Samsung Electronics Co., Ltd.	5,546	210,053
Total		322,498
Total Information Technology		2,305,753
Materials 0.1%
Chemicals 0.0%
Chase Corp.	225	23,306
Covestro AG	959	43,252
Ingevity Corp.(b)	785	77,354
Quaker Chemical Corp.	108	20,238
Stepan Co.	495	49,079
Total		213,229
Construction Materials 0.0%
Anhui Conch Cement Co., Ltd., Class H	8,500	49,081
U.S. Concrete, Inc.(b)	430	20,249
Total		69,330
Metals & Mining 0.1%
Anglo American PLC	2,304	56,458
BHP Group Ltd.	5,692	156,704
Fortescue Metals Group Ltd.	3,367	18,957
Materion Corp.	1,080	67,100
MMC Norilsk Nickel PJSC	158	36,278
Rio Tinto PLC	2,759	155,805
Schnitzer Steel Industries, Inc., Class A	2,525	67,241
Vale SA	4,200	54,652
Total		613,195
Paper & Forest Products 0.0%
Louisiana-Pacific Corp.	3,175	82,995
Oji Holdings Corp.	4,100	21,202
UPM-Kymmene OYJ	820	22,103
Verso Corp., Class A(b)	1,200	19,416
Total		145,716
Total Materials		1,041,470

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	75

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 0.2%
Equity Real Estate Investment Trusts (REITS) 0.1%
American Assets Trust, Inc.	1,400	64,960
Braemar Hotels & Resorts, Inc.	1,950	17,784
CareTrust REIT, Inc.	1,150	26,715
CoreCivic, Inc.	3,400	57,698
CorEnergy Infrastructure Trust, Inc.	1,638	66,290
EastGroup Properties, Inc.	525	63,252
GEO Group, Inc. (The)	3,250	57,882
Industrial Logistics Properties Trust	175	3,742
Investors Real Estate Trust	1,019	64,961
Klepierre	1,106	34,116
Lexington Realty Trust	4,800	47,376
Mirvac Group	27,859	61,215
Piedmont Office Realty Trust, Inc.	1,325	27,573
PS Business Parks, Inc.	488	85,400
Ryman Hospitality Properties, Inc.	185	13,875
Uniti Group, Inc.	7,650	64,413
Washington Prime Group, Inc.	11,100	40,293
Xenia Hotels & Resorts, Inc.	2,350	50,361
Total		847,906
Real Estate Management & Development 0.1%
CK Asset Holdings Ltd.	10,000	75,191
Logan Property Holdings Co., Ltd.	24,000	36,290
RE/MAX Holdings, Inc., Class A	230	6,688
RMR Group, Inc. (The), Class A	1,130	55,641
Shui On Land Ltd.	118,000	25,188
Swire Pacific Ltd., Class A	500	5,699
Total		204,697
Total Real Estate		1,052,603
Utilities 0.1%
Electric Utilities 0.0%
Enel SpA	4,214	28,826
Manila Electric Co.	3,290	23,540
Otter Tail Corp.	140	7,473
PNM Resources, Inc.	1,410	70,035
Portland General Electric Co.	1,689	92,642
Total		222,516
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.1%
Chesapeake Utilities Corp.	695	64,955
PT Perusahaan Gas Negara Persero Tbk	591,500	85,935
Southwest Gas Holdings, Inc.	960	85,354
Total		236,244
Multi-Utilities 0.0%
AGL Energy Ltd.	3,764	53,943
Centrica PLC	22,991	21,165
Engie SA	5,056	77,810
NorthWestern Corp.	860	60,131
Total		213,049
Water Utilities 0.0%
SJW Corp.	215	13,951
Total Utilities		685,760
Total Common Stocks (Cost $19,170,544)		19,260,310

Equity Funds 69.8%
	Shares	Value ($)
International 18.2%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	2,952,990	19,342,083
Columbia Emerging Markets Fund, Institutional 3 Class(a)	3,535,241	45,357,144
Columbia Overseas Core Fund, Institutional 3 Class(a)	2,432,049	22,691,022
Columbia Overseas Value Fund, Institutional 3 Class(a)	1,661,750	15,005,600
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	2,905,360	28,094,828
Total		130,490,677
U.S. Large Cap 48.4%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	1,962,631	52,304,107
Columbia Disciplined Core Fund, Institutional 3 Class(a)	3,973,192	49,108,656
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	4,023,069	38,058,236
Columbia Disciplined Value Fund, Institutional 3 Class(a)	7,462,345	72,683,240
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	482,179	21,982,558
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	3,599,942	51,047,181
Columbia Select Large Cap Growth Fund, Institutional 3 Class(a),(b)	2,368,770	34,465,604

The accompanying Notes to Financial Statements are an integral part of this statement.
76	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2019 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
Columbia Select Large Cap Value Fund, Institutional 3 Class(a)	993,987	26,887,336
Total		346,536,918
U.S. Small Cap 3.2%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	403,477	8,234,954
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(b)	168,281	3,724,059
Columbia Small Cap Index Fund, Institutional 3 Class(a)	505,399	11,331,050
Total		23,290,063
Total Equity Funds (Cost $441,604,320)		500,317,658

Fixed-Income Funds 13.0%

Emerging Markets 0.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	315,558	3,651,008
High Yield 5.6%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	8,309,078	24,345,599
Columbia Income Opportunities Fund, Institutional 3 Class(a)	1,577,887	15,605,299
Total		39,950,898
Investment Grade 6.9%
Columbia Corporate Income Fund, Institutional 3 Class(a)	2,643,474	27,756,473
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	416,367	4,251,102
Columbia Quality Income Fund, Institutional 3 Class(a)	1,608,680	8,896,001
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	749,642	8,508,437
Total		49,412,013
Total Fixed-Income Funds (Cost $90,873,135)		93,013,919
Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Banks 0.0%
Itau Unibanco Holding SA	12,900	118,003
Total Financials		118,003
Utilities 0.0%
Electric Utilities 0.0%
Cia Energetica de Minas Gerais	2,800	10,374
Total Utilities		10,374
Total Preferred Stocks (Cost $99,908)		128,377

Options Purchased Puts 0.1%
Value ($)
(Cost $358,557)	501,120

Money Market Funds 9.9%
	Shares	Value ($)
Columbia Government Money Market Fund, Institutional 3 Class, 1.843%(a),(d)	9,257,459	9,257,459
Columbia Short-Term Cash Fund, 2.361%(a),(d)	61,938,045	61,931,851
Total Money Market Funds (Cost $71,189,797)		71,189,310
Total Investments in Securities (Cost: $655,679,452)		712,862,274
Other Assets & Liabilities, Net		3,247,156
Net Assets		716,109,430

At July 31, 2019, securities and/or cash totaling $4,198,686 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
194,000 BRL	51,305 USD	Morgan Stanley	09/11/2019	624	—
92,000 EUR	102,843 USD	Morgan Stanley	09/11/2019	657	—
361,000 ILS	102,674 USD	Morgan Stanley	09/11/2019	—	(387)
120,590,000 KRW	102,445 USD	Morgan Stanley	09/11/2019	824	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	77

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
141,000 MYR	34,230 USD	Morgan Stanley	09/11/2019	99	—
593,000 NOK	68,685 USD	Morgan Stanley	09/11/2019	1,652	—
3,971,000 TWD	128,083 USD	Morgan Stanley	09/11/2019	350	—
34,151 USD	228,000 DKK	Morgan Stanley	09/11/2019	—	(232)
85,564 USD	5,930,000 INR	Morgan Stanley	09/11/2019	—	(178)
34,352 USD	660,000 MXN	Morgan Stanley	09/11/2019	—	(149)
42,709 USD	1,320,000 THB	Morgan Stanley	09/11/2019	253	—
839,000 ZAR	60,075 USD	Morgan Stanley	09/11/2019	1,875	—
Total				6,334	(946)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	189	09/2019	EUR	6,543,180	187,903	—
MSCI EAFE Index Future	219	09/2019	USD	20,644,035	163,919	—
Russell 2000 E-mini	2	09/2019	USD	157,670	4,805	—
S&P 500 E-mini	374	09/2019	USD	55,769,010	1,604,462	—
S&P Mid 400 E-mini	144	09/2019	USD	21,472,560	—	(238,401)
U.S. Treasury 10-Year Note	80	09/2019	USD	10,193,750	213,590	—
U.S. Treasury 5-Year Note	21	09/2019	USD	2,468,648	29,163	—
U.S. Ultra Treasury Bond	22	09/2019	USD	3,906,375	46,704	—
Total					2,250,546	(238,401)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(20)	09/2019	GBP	(1,507,100)	—	(13,370)
MSCI Emerging Markets Index	(278)	09/2019	USD	(14,255,840)	—	(197,034)
Russell 2000 E-mini	(56)	09/2019	USD	(4,414,760)	—	(135,167)
SPI 200 Index	(16)	09/2019	AUD	(2,700,800)	—	(76,117)
TOPIX Index	(19)	09/2019	JPY	(297,540,000)	585	—
TOPIX Index	(50)	09/2019	JPY	(783,000,000)	—	(62,319)
Total					585	(484,007)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 E-mini	JPMorgan	USD	21,472,560	144	3,010.00	09/20/2019	358,557	501,120

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 32	Morgan Stanley	06/20/2024	5.000	Quarterly	3.236	USD	6,668,640	(26,339)	—	—	—	(26,339)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.
78	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Alternative Beta Fund, Institutional 3 Class
	468,857	—	—	468,857	—	—	(178,165)	—	3,549,250
Columbia Commodity Strategy Fund, Institutional 3 Class
	2,114,936	16,764	(90)	2,131,610	—	(112)	(85,080)	—	9,336,453
Columbia Contrarian Core Fund, Institutional 3 Class
	2,099,771	—	(137,140)	1,962,631	—	1,472,402	4,524,771	—	52,304,107
Columbia Contrarian Europe Fund, Institutional 3 Class
	3,126,243	—	(173,253)	2,952,990	—	183,361	1,206,118	—	19,342,083
Columbia Corporate Income Fund, Institutional 3 Class
	2,659,607	48,907	(65,040)	2,643,474	—	23,624	1,626,216	479,172	27,756,473
Columbia Disciplined Core Fund, Institutional 3 Class
	4,124,865	—	(151,673)	3,973,192	—	1,177,828	2,345,589	—	49,108,656
Columbia Disciplined Growth Fund, Institutional 3 Class
	5,487,051	137,692	(1,601,674)	4,023,069	—	(1,439,480)	4,613,616	—	38,058,236
Columbia Disciplined Value Fund, Institutional 3 Class
	7,413,740	1,479,314	(1,430,709)	7,462,345	—	901,881	2,623,072	—	72,683,240
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	313,564	6,339	(4,345)	315,558	—	667	176,102	68,074	3,651,008
Columbia Emerging Markets Fund, Institutional 3 Class
	3,683,148	806	(148,713)	3,535,241	—	396,552	2,473,966	—	45,357,144
Columbia Government Money Market Fund, Institutional 3 Class, 1.843%
	9,107,990	150,432	(963)	9,257,459	—	—	—	93,958	9,257,459
Columbia High Yield Bond Fund, Institutional 3 Class
	8,189,532	220,874	(101,328)	8,309,078	—	(10,957)	916,504	614,312	24,345,599
Columbia Income Opportunities Fund, Institutional 3 Class
	1,554,387	41,871	(18,371)	1,577,887	—	2,895	575,163	393,001	15,605,299
Columbia Large Cap Growth Fund, Institutional 3 Class
	522,971	—	(40,792)	482,179	—	1,199,999	1,559,458	—	21,982,558
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	409,968	8,782	(2,383)	416,367	—	428	102,938	75,441	4,251,102
Columbia Multi-Asset Income Fund, Institutional 3 Class
	1,596,299	52,629	—	1,648,928	—	—	565,652	489,872	15,565,877
Columbia Overseas Core Fund, Institutional 3 Class
	2,453,845	14,835	(36,631)	2,432,049	87,701	(25,537)	519,471	50,867	22,691,022
Columbia Overseas Value Fund, Institutional 3 Class
	1,666,059	2,560	(6,869)	1,661,750	—	2,726	98,496	12,601	15,005,600
Columbia Pacific/Asia Fund, Institutional 3 Class
	2,919,950	106,163	(120,753)	2,905,360	746,090	262,431	791,084	261,401	28,094,828
Columbia Quality Income Fund, Institutional 3 Class
	1,586,383	31,370	(9,073)	1,608,680	—	(702)	240,448	145,494	8,896,001
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	79

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	3,692,949	122,163	(215,170)	3,599,942	1,572,588	98,078	3,399,293	113,261	51,047,181
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	2,158,640	394,023	(183,893)	2,368,770	5,508,943	556,366	(2,328,372)	—	34,465,604
Columbia Select Large Cap Value Fund, Institutional 3 Class
	1,015,121	139	(21,273)	993,987	—	231,467	1,471,044	—	26,887,336
Columbia Select Small Cap Value Fund, Institutional 3 Class
	407,738	322	(4,583)	403,477	—	28,550	261,523	—	8,234,954
Columbia Short-Term Cash Fund, 2.361%
	54,617,720	25,796,536	(18,476,211)	61,938,045	—	(916)	754	722,908	61,931,851
Columbia Small Cap Growth Fund I, Institutional 3 Class
	188,796	—	(20,515)	168,281	—	(99,338)	714,552	—	3,724,059
Columbia Small Cap Index Fund, Institutional 3 Class
	493,361	12,038	—	505,399	261,950	—	160,887	—	11,331,050
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	743,359	10,363	(4,080)	749,642	—	2,030	267,056	88,773	8,508,437
Total					8,177,272	4,964,243	28,642,156	3,609,135	692,972,467

(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2019, the total value of these securities amounted to $37,801, which represents 0.01% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at July 31, 2019.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
THB	Thailand Baht
TWD	New Taiwan Dollar
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
80	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2019 (Unaudited)
Currency Legend  (continued)
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	28,451,580	—	—	28,451,580
Common Stocks
Communication Services	405,870	486,875	—	892,745
Consumer Discretionary	1,391,109	796,691	—	2,187,800
Consumer Staples	546,283	583,747	—	1,130,030
Energy	662,562	309,337	—	971,899
Financials	2,096,530	1,523,579	—	3,620,109
Health Care	1,910,761	693,100	—	2,603,861
Industrials	1,864,515	903,765	—	2,768,280
Information Technology	1,574,575	731,178	—	2,305,753
Materials	481,630	559,840	—	1,041,470
Real Estate	814,904	237,699	—	1,052,603
Utilities	394,541	291,219	—	685,760
Total Common Stocks	12,143,280	7,117,030	—	19,260,310
Equity Funds	500,317,658	—	—	500,317,658
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	81

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Fixed-Income Funds	93,013,919	—	—	93,013,919
Preferred Stocks
Financials	118,003	—	—	118,003
Utilities	10,374	—	—	10,374
Total Preferred Stocks	128,377	—	—	128,377
Options Purchased Puts	501,120	—	—	501,120
Money Market Funds	71,189,310	—	—	71,189,310
Total Investments in Securities	705,745,244	7,117,030	—	712,862,274
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	6,334	—	6,334
Futures Contracts	2,251,131	—	—	2,251,131
Liability
Forward Foreign Currency Exchange Contracts	—	(946)	—	(946)
Futures Contracts	(722,408)	—	—	(722,408)
Swap Contracts	—	(26,339)	—	(26,339)
Total	707,273,967	7,096,079	—	714,370,046
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
82	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Statement of Assets and Liabilities
July 31, 2019 (Unaudited)
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Assets
Investments in securities, at value
Unaffiliated issuers (cost $9,121,837, $14,359,585, $32,190,191, respectively)	$9,215,416	$14,476,634	$32,556,421
Affiliated issuers (cost $212,326,033, $492,326,259, $1,371,755,057, respectively)	216,574,788	506,745,266	1,443,678,869
Options purchased (cost $37,350, $129,479, $493,016, respectively)	52,200	180,960	689,040
Foreign currency (cost $—, $—, $2,047, respectively)	—	—	2,047
Margin deposits on:
Futures contracts	495,827	1,817,527	7,830,914
Swap contracts	—	—	83,361
Unrealized appreciation on forward foreign currency exchange contracts	4,036	6,184	7,702
Receivable for:
Investments sold	62,761	403,961	345,482
Capital shares sold	67,414	235,311	1,260,369
Dividends	389,943	780,269	2,051,929
Interest	12,197	28,269	80,249
Foreign tax reclaims	19,444	30,444	18,161
Variation margin for futures contracts	88,201	180,140	509,801
Variation margin for swap contracts	156,317	362,297	1,028,495
Prepaid expenses	3,803	4,928	8,495
Other assets	13,858	—	14,978
Total assets	227,156,205	525,252,190	1,490,166,313
Liabilities
Due to custodian	8	13	—
Unrealized depreciation on forward foreign currency exchange contracts	1,321	2,037	1,145
Payable for:
Investments purchased	550,728	1,205,222	3,520,805
Capital shares purchased	162,700	880,130	1,725,127
Variation margin for futures contracts	31,763	258,987	1,520,021
Variation margin for swap contracts	—	—	1,238
Management services fees	724	1,489	3,187
Distribution and/or service fees	1,925	4,582	13,103
Transfer agent fees	18,408	38,752	98,987
Compensation of board members	81,233	46,489	65,779
Compensation of chief compliance officer	26	62	175
Other expenses	37,661	52,003	84,659
Total liabilities	886,497	2,489,766	7,034,226
Net assets applicable to outstanding capital stock	$226,269,708	$522,762,424	$1,483,132,087
Represented by
Paid in capital	221,022,632	502,334,114	1,379,855,763
Total distributable earnings (loss)	5,247,076	20,428,310	103,276,324
Total - representing net assets applicable to outstanding capital stock	$226,269,708	$522,762,424	$1,483,132,087
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	83

Statement of Assets and Liabilities  (continued)
July 31, 2019 (Unaudited)
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Class A
Net assets	$177,405,063	$429,297,634	$1,269,815,857
Shares outstanding	17,488,402	39,864,945	113,758,019
Net asset value per share	$10.14	$10.77	$11.16
Maximum sales charge	4.75%	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.65	$11.43	$11.84
Advisor Class
Net assets	$10,266,293	$6,645,051	$3,295,650
Shares outstanding	1,018,954	623,018	299,161
Net asset value per share	$10.08	$10.67	$11.02
Class C
Net assets	$25,564,941	$58,283,908	$156,678,174
Shares outstanding	2,535,508	5,496,137	14,164,090
Net asset value per share	$10.08	$10.60	$11.06
Institutional Class
Net assets	$8,904,951	$16,483,915	$35,540,040
Shares outstanding	878,224	1,553,793	3,188,138
Net asset value per share	$10.14	$10.61	$11.15
Institutional 2 Class
Net assets	$716,714	$4,521,020	$4,958,628
Shares outstanding	71,136	424,200	450,430
Net asset value per share	$10.08	$10.66	$11.01
Institutional 3 Class
Net assets	$2,871,726	$6,078,078	$9,884,526
Shares outstanding	285,455	578,451	897,411
Net asset value per share	$10.06	$10.51	$11.01
Class R
Net assets	$540,020	$1,452,818	$2,959,212
Shares outstanding	53,264	134,689	265,939
Net asset value per share	$10.14	$10.79	$11.13
The accompanying Notes to Financial Statements are an integral part of this statement.
84	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Statement of Assets and Liabilities  (continued)
July 31, 2019 (Unaudited)
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Assets
Investments in securities, at value
Unaffiliated issuers (cost $31,960,990, $19,270,452, respectively)	$32,046,033	$19,388,687
Affiliated issuers (cost $1,839,874,582, $636,050,443, respectively)	1,970,081,331	692,972,467
Options purchased (cost $839,123, $358,557, respectively)	1,172,760	501,120
Cash	3,580	—
Foreign currency (cost $2,326, $2,063, respectively)	2,317	2,063
Margin deposits on:
Futures contracts	15,625,189	4,164,806
Swap contracts	112,649	33,880
Unrealized appreciation on forward foreign currency exchange contracts	5,341	6,334
Receivable for:
Investments sold	861,566	94,196
Capital shares sold	811,648	373,926
Dividends	2,150,619	448,124
Interest	109,356	43,291
Foreign tax reclaims	13,373	15,741
Variation margin for futures contracts	859,966	320,638
Variation margin for swap contracts	1,401,525	498,557
Prepaid expenses	10,465	5,607
Other assets	—	13,888
Total assets	2,025,267,718	718,883,325
Liabilities
Due to custodian	—	216
Unrealized depreciation on forward foreign currency exchange contracts	799	946
Payable for:
Investments purchased	4,012,220	1,262,095
Capital shares purchased	1,937,037	444,251
Variation margin for futures contracts	2,847,640	890,478
Variation margin for swap contracts	1,673	503
Management services fees	6,489	1,688
Distribution and/or service fees	16,054	6,277
Transfer agent fees	158,529	54,290
Compensation of board members	206,144	42,857
Compensation of chief compliance officer	239	84
Other expenses	109,890	65,820
Other liabilities	—	4,390
Total liabilities	9,296,714	2,773,895
Net assets applicable to outstanding capital stock	$2,015,971,004	$716,109,430
Represented by
Paid in capital	1,831,821,110	641,379,558
Total distributable earnings (loss)	184,149,894	74,729,872
Total - representing net assets applicable to outstanding capital stock	$2,015,971,004	$716,109,430
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	85

Statement of Assets and Liabilities  (continued)
July 31, 2019 (Unaudited)
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Class A
Net assets	$1,632,736,046	$613,650,718
Shares outstanding	134,699,463	49,693,110
Net asset value per share	$12.12	$12.35
Maximum sales charge	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.86	$13.10
Advisor Class
Net assets	$16,449,236	$1,972,236
Shares outstanding	1,344,378	163,147
Net asset value per share	$12.24	$12.09
Class C
Net assets	$150,546,851	$72,238,897
Shares outstanding	12,393,541	6,023,212
Net asset value per share	$12.15	$11.99
Institutional Class
Net assets	$107,771,193	$10,636,695
Shares outstanding	8,909,927	864,525
Net asset value per share	$12.10	$12.30
Institutional 2 Class
Net assets	$9,263,549	$4,304,128
Shares outstanding	757,780	356,180
Net asset value per share	$12.22	$12.08
Institutional 3 Class
Net assets	$13,475,434	$10,283,446
Shares outstanding	1,130,564	851,449
Net asset value per share	$11.92	$12.08
Class R
Net assets	$5,456,927	$3,023,310
Shares outstanding	450,624	247,209
Net asset value per share	$12.11	$12.23
Class V
Net assets	$80,271,768	$—
Shares outstanding	6,622,332	—
Net asset value per share	$12.12	$—
Maximum sales charge	5.75%	—
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$12.86	$—
The accompanying Notes to Financial Statements are an integral part of this statement.
86	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Statement of Operations
Six Months Ended July 31, 2019 (Unaudited)
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Net investment income
Income:
Dividends — unaffiliated issuers	$215,746	$333,858	$513,787
Dividends — affiliated issuers	2,714,113	5,682,199	14,591,838
Interest	4,150	14,684	64,493
Foreign taxes withheld	(16,368)	(25,208)	(30,875)
Total income	2,917,641	6,005,533	15,139,243
Expenses:
Management services fees	128,961	263,089	557,946
Distribution and/or service fees
Class A	220,610	534,842	1,571,134
Class C	132,953	297,308	792,717
Class R	1,167	3,601	7,773
Transfer agent fees
Class A	84,918	183,928	493,858
Advisor Class	4,467	2,442	812
Class C	12,795	25,565	62,301
Institutional Class	4,016	7,154	13,791
Institutional 2 Class	238	1,348	1,585
Institutional 3 Class	249	570	936
Class R	224	619	1,222
Compensation of board members	17,151	14,241	22,857
Custodian fees	16,841	17,536	34,696
Printing and postage fees	14,650	28,331	75,400
Registration fees	50,610	52,223	52,300
Audit fees	10,989	10,989	10,989
Legal fees	4,852	6,309	10,947
Compensation of chief compliance officer	24	57	160
Other	5,452	7,389	13,223
Total expenses	711,167	1,457,541	3,724,647
Net investment income	2,206,474	4,547,992	11,414,596
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(57,384)	(110,136)	(693,040)
Investments — affiliated issuers	555,292	2,557,402	11,184,971
Capital gain distributions from underlying affiliated funds	218,286	858,992	8,932,046
Foreign currency translations	1,283	4,587	7,224
Forward foreign currency exchange contracts	(3,055)	(4,691)	19,499
Futures contracts	498,855	2,790,792	13,037,253
Swap contracts	(68,596)	(245,752)	(778,562)
Net realized gain	1,144,681	5,851,194	31,709,391
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	17,785	49,000	257,355
Investments — affiliated issuers	6,778,343	17,532,565	50,166,055
Foreign currency translations	(3,627)	(13,230)	(39,250)
Forward foreign currency exchange contracts	5,157	7,886	13,746
Futures contracts	444,868	473,232	(842,514)
Options purchased	14,850	51,481	196,024
Swap contracts	45,785	174,478	424,745
Net change in unrealized appreciation (depreciation)	7,303,161	18,275,412	50,176,161
Net realized and unrealized gain	8,447,842	24,126,606	81,885,552
Net increase in net assets resulting from operations	$10,654,316	$28,674,598	$93,300,148
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	87

Statement of Operations  (continued)
Six Months Ended July 31, 2019 (Unaudited)
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Net investment income
Income:
Dividends — unaffiliated issuers	$445,173	$354,769
Dividends — affiliated issuers	16,045,788	3,609,135
Interest	132,856	33,541
Foreign taxes withheld	(21,745)	(25,478)
Total income	16,602,072	3,971,967
Expenses:
Management services fees	1,134,892	295,792
Distribution and/or service fees
Class A	2,022,121	760,624
Class C	753,928	355,652
Class R	12,885	7,254
Class V	99,927	—
Transfer agent fees
Class A	871,449	275,385
Advisor Class	8,473	921
Class C	81,239	32,192
Institutional Class	58,026	4,787
Institutional 2 Class	2,644	1,286
Institutional 3 Class	717	904
Class R	2,775	1,312
Class V	43,068	—
Compensation of board members	45,323	14,935
Custodian fees	32,034	33,348
Printing and postage fees	110,219	43,002
Registration fees	69,523	59,596
Audit fees	11,085	10,989
Legal fees	13,524	7,192
Compensation of chief compliance officer	218	76
Other	16,942	8,565
Total expenses	5,391,012	1,913,812
Net investment income	11,211,060	2,058,155
The accompanying Notes to Financial Statements are an integral part of this statement.
88	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Statement of Operations  (continued)
Six Months Ended July 31, 2019 (Unaudited)
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$(623,392)	$(418,445)
Investments — affiliated issuers	15,591,786	4,964,243
Capital gain distributions from underlying affiliated funds	15,845,826	8,177,272
Foreign currency translations	12,297	4,831
Forward foreign currency exchange contracts	13,412	15,723
Futures contracts	27,176,755	6,677,933
Swap contracts	(1,047,934)	(201,388)
Net realized gain	56,968,750	19,220,169
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	418,778	34,601
Investments — affiliated issuers	70,552,227	28,642,156
Foreign currency translations	(73,524)	(23,176)
Forward foreign currency exchange contracts	9,589	11,346
Futures contracts	(1,987,756)	(369,096)
Options purchased	333,637	142,563
Swap contracts	503,570	66,628
Net change in unrealized appreciation (depreciation)	69,756,521	28,505,022
Net realized and unrealized gain	126,725,271	47,725,191
Net increase in net assets resulting from operations	$137,936,331	$49,783,346
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	89

Statement of Changes in Net Assets
	Columbia Capital Allocation Conservative Portfolio		Columbia Capital Allocation Moderate Conservative Portfolio
	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019
Operations
Net investment income	$2,206,474	$4,631,581	$4,547,992	$10,411,380
Net realized gain	1,144,681	1,861,918	5,851,194	14,364,236
Net change in unrealized appreciation (depreciation)	7,303,161	(10,744,631)	18,275,412	(40,840,274)
Net increase (decrease) in net assets resulting from operations	10,654,316	(4,251,132)	28,674,598	(16,064,658)
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,645,777)	(8,261,195)	(6,624,103)	(29,538,220)
Advisor Class	(99,517)	(383,044)	(102,660)	(377,451)
Class C	(147,647)	(1,130,024)	(696,433)	(3,950,678)
Institutional Class	(87,819)	(414,020)	(279,381)	(1,273,084)
Institutional 2 Class	(7,531)	(32,378)	(72,794)	(279,105)
Institutional 3 Class	(27,150)	(89,671)	(100,246)	(216,346)
Class R	(4,078)	(20,707)	(20,515)	(87,364)
Total distributions to shareholders	(2,019,519)	(10,331,039)	(7,896,132)	(35,722,248)
Decrease in net assets from capital stock activity	(7,573,613)	(15,880,534)	(19,353,704)	(34,244,493)
Total increase (decrease) in net assets	1,061,184	(30,462,705)	1,424,762	(86,031,399)
Net assets at beginning of period	225,208,524	255,671,229	521,337,662	607,369,061
Net assets at end of period	$226,269,708	$225,208,524	$522,762,424	$521,337,662
The accompanying Notes to Financial Statements are an integral part of this statement.
90	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Moderate Portfolio		Columbia Capital Allocation Moderate Aggressive Portfolio
	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019
Operations
Net investment income	$11,414,596	$28,678,571	$11,211,060	$32,735,108
Net realized gain	31,709,391	50,200,317	56,968,750	107,671,001
Net change in unrealized appreciation (depreciation)	50,176,161	(147,683,696)	69,756,521	(265,536,500)
Net increase (decrease) in net assets resulting from operations	93,300,148	(68,804,808)	137,936,331	(125,130,391)
Distributions to shareholders
Net investment income and net realized gains
Class A	(26,749,412)	(89,117,711)	(46,038,771)	(144,693,187)
Advisor Class	(64,256)	(94,726)	(476,980)	(1,309,324)
Class C	(2,764,720)	(10,693,917)	(3,701,155)	(13,511,746)
Institutional Class	(791,318)	(2,949,952)	(3,163,331)	(10,786,404)
Institutional 2 Class	(108,688)	(324,102)	(268,089)	(771,015)
Institutional 3 Class	(216,447)	(555,591)	(390,000)	(1,751,958)
Class R	(59,317)	(212,103)	(143,273)	(399,660)
Class V			(2,270,299)	(7,290,987)
Total distributions to shareholders	(30,754,158)	(103,948,102)	(56,451,898)	(180,514,281)
Decrease in net assets from capital stock activity	(43,546,968)	(16,356,493)	(48,022,794)	(29,544,063)
Total increase (decrease) in net assets	18,999,022	(189,109,403)	33,461,639	(335,188,735)
Net assets at beginning of period	1,464,133,065	1,653,242,468	1,982,509,365	2,317,698,100
Net assets at end of period	$1,483,132,087	$1,464,133,065	$2,015,971,004	$1,982,509,365
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	91

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Aggressive Portfolio
	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019
Operations
Net investment income	$2,058,155	$8,994,122
Net realized gain	19,220,169	47,097,163
Net change in unrealized appreciation (depreciation)	28,505,022	(110,763,205)
Net increase (decrease) in net assets resulting from operations	49,783,346	(54,671,920)
Distributions to shareholders
Net investment income and net realized gains
Class A	(19,910,711)	(56,249,800)
Advisor Class	(65,811)	(149,902)
Class C	(2,353,118)	(6,569,773)
Institutional Class	(354,373)	(1,505,982)
Institutional 2 Class	(142,655)	(299,479)
Institutional 3 Class	(327,198)	(702,519)
Class R	(97,270)	(237,487)
Total distributions to shareholders	(23,251,136)	(65,714,942)
Increase (decrease) in net assets from capital stock activity	(6,902,685)	25,804,766
Total increase (decrease) in net assets	19,629,525	(94,582,096)
Net assets at beginning of period	696,479,905	791,062,001
Net assets at end of period	$716,109,430	$696,479,905
The accompanying Notes to Financial Statements are an integral part of this statement.
92	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Conservative Portfolio				Columbia Capital Allocation Moderate Conservative Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	July 31, 2019 (Unaudited)		January 31, 2019		July 31, 2019 (Unaudited)		January 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	636,707	6,352,250	1,969,256	19,700,851	1,701,622	18,094,665	3,983,309	43,154,491
Distributions reinvested	156,140	1,564,469	805,147	7,855,218	573,656	6,108,172	2,635,117	27,266,934
Redemptions	(1,495,776)	(14,930,530)	(3,710,672)	(36,975,160)	(3,710,757)	(39,499,197)	(8,070,396)	(87,125,279)
Net decrease	(702,929)	(7,013,811)	(936,269)	(9,419,091)	(1,435,479)	(15,296,360)	(1,451,970)	(16,703,854)
Advisor Class
Subscriptions	261,747	2,592,143	540,153	5,403,612	159,305	1,676,456	243,425	2,642,501
Distributions reinvested	4,994	49,708	21,054	204,051	7,840	82,697	33,420	343,736
Redemptions	(113,470)	(1,126,181)	(283,621)	(2,819,520)	(26,188)	(275,986)	(201,937)	(2,178,627)
Net increase	153,271	1,515,670	277,586	2,788,143	140,957	1,483,167	74,908	807,610
Class C
Subscriptions	163,671	1,623,606	426,852	4,222,140	336,079	3,513,212	1,204,927	12,638,220
Distributions reinvested	14,305	142,773	113,057	1,096,189	64,674	679,553	378,201	3,850,604
Redemptions	(511,906)	(5,078,883)	(1,428,294)	(14,263,130)	(889,271)	(9,301,612)	(2,927,297)	(31,245,355)
Net decrease	(333,930)	(3,312,504)	(888,385)	(8,944,801)	(488,518)	(5,108,847)	(1,344,169)	(14,756,531)
Institutional Class
Subscriptions	226,523	2,269,185	367,094	3,645,442	472,161	4,953,611	854,018	9,088,685
Distributions reinvested	6,883	68,917	33,224	324,410	21,982	230,507	100,869	1,027,804
Redemptions	(194,416)	(1,941,981)	(482,748)	(4,793,120)	(619,851)	(6,493,080)	(1,841,270)	(19,880,711)
Net increase (decrease)	38,990	396,121	(82,430)	(823,268)	(125,708)	(1,308,962)	(886,383)	(9,764,222)
Institutional 2 Class
Subscriptions	15,653	153,538	30,996	310,939	70,085	740,843	204,983	2,218,158
Distributions reinvested	755	7,505	3,328	32,265	6,904	72,755	27,310	278,941
Redemptions	(11,471)	(112,089)	(23,551)	(229,256)	(19,611)	(206,014)	(101,049)	(1,052,849)
Net increase	4,937	48,954	10,773	113,948	57,378	607,584	131,244	1,444,250
Institutional 3 Class
Subscriptions	102,073	1,007,784	85,632	852,028	47,228	492,676	554,580	5,925,134
Distributions reinvested	2,728	27,124	9,268	89,558	9,646	100,206	22,100	216,180
Redemptions	(32,171)	(317,519)	(16,589)	(165,008)	(27,805)	(287,731)	(99,270)	(1,059,132)
Net increase	72,630	717,389	78,311	776,578	29,069	305,151	477,410	5,082,182
Class K
Subscriptions	—	—	6	61	—	—	—	—
Redemptions	—	—	(10,643)	(107,736)	—	—	(236)	(2,605)
Net decrease	—	—	(10,637)	(107,675)	—	—	(236)	(2,605)
Class R
Subscriptions	16,238	161,802	20,656	208,934	14,180	150,716	51,985	565,419
Distributions reinvested	349	3,505	1,753	17,113	1,674	17,863	7,136	73,586
Redemptions	(9,123)	(90,739)	(48,664)	(490,415)	(19,155)	(204,016)	(89,968)	(990,328)
Net increase (decrease)	7,464	74,568	(26,255)	(264,368)	(3,301)	(35,437)	(30,847)	(351,323)
Total net decrease	(759,567)	(7,573,613)	(1,577,306)	(15,880,534)	(1,825,602)	(19,353,704)	(3,030,043)	(34,244,493)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	93

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Moderate Portfolio				Columbia Capital Allocation Moderate Aggressive Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	July 31, 2019 (Unaudited)		January 31, 2019		July 31, 2019 (Unaudited)		January 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	3,837,915	42,385,704	11,750,122	133,498,609	3,274,403	39,461,202	11,248,709	140,329,336
Distributions reinvested	2,395,810	26,437,728	8,266,442	88,209,837	3,365,993	40,281,531	10,871,035	125,984,632
Redemptions	(9,059,889)	(100,159,739)	(19,373,912)	(217,676,712)	(9,707,781)	(116,981,548)	(19,684,913)	(245,279,306)
Net increase (decrease)	(2,826,164)	(31,336,307)	642,652	4,031,734	(3,067,385)	(37,238,815)	2,434,831	21,034,662
Advisor Class
Subscriptions	218,568	2,387,806	52,528	600,385	259,021	3,142,293	733,335	9,261,358
Distributions reinvested	5,417	59,011	8,992	94,557	15,699	189,586	50,910	595,896
Redemptions	(39,558)	(431,558)	(33,017)	(358,028)	(174,851)	(2,123,699)	(363,849)	(4,505,924)
Net increase	184,427	2,015,259	28,503	336,914	99,869	1,208,180	420,396	5,351,330
Class C
Subscriptions	919,684	10,058,001	2,898,350	32,490,522	759,328	9,181,760	2,305,893	29,040,559
Distributions reinvested	250,329	2,741,599	1,005,685	10,629,670	296,822	3,564,420	1,117,567	13,001,345
Redemptions	(2,105,347)	(23,075,633)	(6,255,831)	(70,409,206)	(1,639,798)	(19,813,163)	(6,367,714)	(80,784,645)
Net decrease	(935,334)	(10,276,033)	(2,351,796)	(27,289,014)	(583,648)	(7,066,983)	(2,944,254)	(38,742,741)
Institutional Class
Subscriptions	1,128,523	12,469,285	3,295,275	37,169,963	1,268,113	15,245,675	2,877,774	35,814,422
Distributions reinvested	64,482	710,166	231,307	2,458,864	215,498	2,574,254	699,076	8,076,612
Redemptions	(1,562,626)	(17,183,852)	(3,299,175)	(36,642,064)	(1,911,114)	(22,936,754)	(4,389,684)	(54,421,368)
Net increase (decrease)	(369,621)	(4,004,401)	227,407	2,986,763	(427,503)	(5,116,825)	(812,834)	(10,530,334)
Institutional 2 Class
Subscriptions	60,192	656,692	177,082	1,927,393	156,228	1,883,501	178,285	2,277,859
Distributions reinvested	9,982	108,635	30,693	323,769	22,214	268,022	65,869	770,808
Redemptions	(51,079)	(554,261)	(394,922)	(4,459,124)	(98,803)	(1,196,299)	(218,971)	(2,695,107)
Net increase (decrease)	19,095	211,066	(187,147)	(2,207,962)	79,639	955,224	25,183	353,560
Institutional 3 Class
Subscriptions	91,303	996,713	621,696	6,924,013	159,032	1,893,204	433,207	5,348,203
Distributions reinvested	19,883	216,393	53,346	555,420	20,942	246,418	45,306	514,771
Redemptions	(96,037)	(1,040,910)	(209,358)	(2,276,268)	(48,782)	(577,246)	(1,041,109)	(12,373,242)
Net increase (decrease)	15,149	172,196	465,684	5,203,165	131,192	1,562,376	(562,596)	(6,510,268)
Class K
Subscriptions	—	—	122	1,415	—	—	—	—
Redemptions	—	—	(11,636)	(137,079)	—	—	(199)	(2,633)
Net decrease	—	—	(11,514)	(135,664)	—	—	(199)	(2,633)
Class R
Subscriptions	30,968	341,070	86,681	992,081	37,776	456,202	106,046	1,323,685
Distributions reinvested	5,176	56,979	16,107	170,998	11,699	140,003	32,648	375,524
Redemptions	(66,006)	(726,797)	(40,127)	(445,508)	(25,028)	(297,253)	(69,672)	(877,430)
Net increase (decrease)	(29,862)	(328,748)	62,661	717,571	24,447	298,952	69,022	821,779
Class V
Subscriptions	—	—	—	—	12,760	153,808	38,987	472,633
Distributions reinvested	—	—	—	—	157,942	1,890,126	519,085	6,019,954
Redemptions	—	—	—	—	(387,662)	(4,668,837)	(629,306)	(7,812,005)
Net decrease	—	—	—	—	(216,960)	(2,624,903)	(71,234)	(1,319,418)
Total net decrease	(3,942,310)	(43,546,968)	(1,123,550)	(16,356,493)	(3,960,349)	(48,022,794)	(1,441,685)	(29,544,063)
The accompanying Notes to Financial Statements are an integral part of this statement.
94	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Aggressive Portfolio
	Six Months Ended		Year Ended
	July 31, 2019 (Unaudited)		January 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,533,716	18,935,503	4,630,370	60,253,380
Distributions reinvested	1,619,805	19,729,225	4,760,807	55,785,726
Redemptions	(3,826,643)	(47,315,131)	(6,602,201)	(85,151,573)
Net increase (decrease)	(673,122)	(8,650,403)	2,788,976	30,887,533
Advisor Class
Subscriptions	16,982	204,680	93,054	1,142,139
Distributions reinvested	5,396	64,317	13,105	149,457
Redemptions	(28,050)	(339,539)	(57,535)	(735,347)
Net increase (decrease)	(5,672)	(70,542)	48,624	556,249
Class C
Subscriptions	487,450	5,866,239	1,515,936	19,324,228
Distributions reinvested	197,909	2,343,239	565,785	6,533,861
Redemptions	(740,644)	(8,915,857)	(2,447,052)	(31,204,277)
Net decrease	(55,285)	(706,379)	(365,331)	(5,346,188)
Institutional Class
Subscriptions	560,711	6,915,291	1,000,934	12,950,040
Distributions reinvested	27,575	334,488	118,482	1,417,684
Redemptions	(600,444)	(7,394,722)	(1,721,146)	(21,768,162)
Net decrease	(12,158)	(144,943)	(601,730)	(7,400,438)
Institutional 2 Class
Subscriptions	137,092	1,657,238	120,461	1,558,606
Distributions reinvested	11,961	142,575	26,039	299,240
Redemptions	(48,800)	(588,375)	(81,709)	(1,017,610)
Net increase	100,253	1,211,438	64,791	840,236
Institutional 3 Class
Subscriptions	148,165	1,800,359	498,407	6,231,360
Distributions reinvested	27,466	327,117	61,551	702,279
Redemptions	(69,580)	(840,604)	(83,936)	(1,062,873)
Net increase	106,051	1,286,872	476,022	5,870,766
Class K
Subscriptions	—	—	30	408
Redemptions	—	—	(7,175)	(99,818)
Net decrease	—	—	(7,145)	(99,410)
Class R
Subscriptions	16,469	201,153	55,857	703,425
Distributions reinvested	7,842	94,655	18,975	219,809
Redemptions	(10,228)	(124,536)	(32,686)	(427,216)
Net increase	14,083	171,272	42,146	496,018
Total net increase (decrease)	(525,850)	(6,902,685)	2,446,353	25,804,766
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	95

Financial Highlights
Columbia Capital Allocation Conservative Portfolio
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2019 (Unaudited)	$9.76	0.10	0.37	0.47	(0.08)	(0.01)	(0.09)
Year Ended 1/31/2019	$10.38	0.20	(0.37)	(0.17)	(0.22)	(0.23)	(0.45)
Year Ended 1/31/2018	$9.84	0.18	0.59	0.77	(0.22)	(0.01)	(0.23)
Year Ended 1/31/2017	$9.45	0.15	0.48	0.63	(0.15)	(0.09)	(0.24)
Year Ended 1/31/2016	$10.10	0.18	(0.46)	(0.28)	(0.19)	(0.18)	(0.37)
Year Ended 1/31/2015	$10.34	0.18	0.35	0.53	(0.19)	(0.58)	(0.77)
Advisor Class
Six Months Ended 7/31/2019 (Unaudited)	$9.70	0.11	0.38	0.49	(0.10)	(0.01)	(0.11)
Year Ended 1/31/2019	$10.31	0.23	(0.37)	(0.14)	(0.24)	(0.23)	(0.47)
Year Ended 1/31/2018	$9.78	0.21	0.58	0.79	(0.25)	(0.01)	(0.26)
Year Ended 1/31/2017	$9.39	0.17	0.48	0.65	(0.17)	(0.09)	(0.26)
Year Ended 1/31/2016	$10.04	0.20	(0.45)	(0.25)	(0.22)	(0.18)	(0.40)
Year Ended 1/31/2015	$10.29	0.25	0.30	0.55	(0.22)	(0.58)	(0.80)
Class C
Six Months Ended 7/31/2019 (Unaudited)	$9.71	0.06	0.37	0.43	(0.05)	(0.01)	(0.06)
Year Ended 1/31/2019	$10.32	0.12	(0.36)	(0.24)	(0.14)	(0.23)	(0.37)
Year Ended 1/31/2018	$9.78	0.10	0.59	0.69	(0.14)	(0.01)	(0.15)
Year Ended 1/31/2017	$9.40	0.07	0.47	0.54	(0.07)	(0.09)	(0.16)
Year Ended 1/31/2016	$10.05	0.11	(0.46)	(0.35)	(0.12)	(0.18)	(0.30)
Year Ended 1/31/2015	$10.28	0.10	0.37	0.47	(0.12)	(0.58)	(0.70)
Institutional Class
Six Months Ended 7/31/2019 (Unaudited)	$9.76	0.11	0.38	0.49	(0.10)	(0.01)	(0.11)
Year Ended 1/31/2019	$10.37	0.23	(0.37)	(0.14)	(0.24)	(0.23)	(0.47)
Year Ended 1/31/2018	$9.84	0.21	0.58	0.79	(0.25)	(0.01)	(0.26)
Year Ended 1/31/2017	$9.45	0.18	0.47	0.65	(0.17)	(0.09)	(0.26)
Year Ended 1/31/2016	$10.10	0.21	(0.46)	(0.25)	(0.22)	(0.18)	(0.40)
Year Ended 1/31/2015	$10.33	0.20	0.37	0.57	(0.22)	(0.58)	(0.80)
Institutional 2 Class
Six Months Ended 7/31/2019 (Unaudited)	$9.70	0.11	0.38	0.49	(0.10)	(0.01)	(0.11)
Year Ended 1/31/2019	$10.31	0.23	(0.37)	(0.14)	(0.24)	(0.23)	(0.47)
Year Ended 1/31/2018	$9.78	0.20	0.59	0.79	(0.25)	(0.01)	(0.26)
Year Ended 1/31/2017	$9.39	0.18	0.48	0.66	(0.18)	(0.09)	(0.27)
Year Ended 1/31/2016	$10.05	0.25	(0.50)	(0.25)	(0.23)	(0.18)	(0.41)
Year Ended 1/31/2015	$10.29	0.17	0.40	0.57	(0.23)	(0.58)	(0.81)
The accompanying Notes to Financial Statements are an integral part of this statement.
96	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Capital Allocation Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2019 (Unaudited)	$10.14	4.86%	0.57% (c)	0.57% (c)	2.03% (c)	5%	$177,405
Year Ended 1/31/2019	$9.76	(1.61%)	0.55%	0.55%	2.02%	21%	$177,622
Year Ended 1/31/2018	$10.38	7.90%	0.56%	0.56%	1.72%	12%	$198,471
Year Ended 1/31/2017	$9.84	6.67%	0.55%	0.55%	1.51%	24%	$213,725
Year Ended 1/31/2016	$9.45	(2.81%)	0.52%	0.52% (d)	1.83%	24%	$216,423
Year Ended 1/31/2015	$10.10	5.24%	0.55%	0.55% (d)	1.69%	12%	$245,212
Advisor Class
Six Months Ended 7/31/2019 (Unaudited)	$10.08	5.02%	0.32% (c)	0.32% (c)	2.29% (c)	5%	$10,266
Year Ended 1/31/2019	$9.70	(1.28%)	0.30%	0.30%	2.30%	21%	$8,396
Year Ended 1/31/2018	$10.31	8.11%	0.30%	0.30%	2.13%	12%	$6,063
Year Ended 1/31/2017	$9.78	6.98%	0.31%	0.31%	1.76%	24%	$903
Year Ended 1/31/2016	$9.39	(2.57%)	0.27%	0.27% (d)	2.06%	24%	$145
Year Ended 1/31/2015	$10.04	5.41%	0.31%	0.31% (d)	2.44%	12%	$156
Class C
Six Months Ended 7/31/2019 (Unaudited)	$10.08	4.40%	1.32% (c)	1.32% (c)	1.28% (c)	5%	$25,565
Year Ended 1/31/2019	$9.71	(2.27%)	1.30%	1.30%	1.23%	21%	$27,850
Year Ended 1/31/2018	$10.32	7.14%	1.31%	1.31%	0.97%	12%	$38,765
Year Ended 1/31/2017	$9.78	5.80%	1.30%	1.30%	0.76%	24%	$42,286
Year Ended 1/31/2016	$9.40	(3.56%)	1.27%	1.27% (d)	1.08%	24%	$43,719
Year Ended 1/31/2015	$10.05	4.57%	1.30%	1.30% (d)	0.95%	12%	$47,899
Institutional Class
Six Months Ended 7/31/2019 (Unaudited)	$10.14	4.99%	0.32% (c)	0.32% (c)	2.28% (c)	5%	$8,905
Year Ended 1/31/2019	$9.76	(1.27%)	0.30%	0.30%	2.26%	21%	$8,191
Year Ended 1/31/2018	$10.37	8.06%	0.31%	0.31%	2.03%	12%	$9,559
Year Ended 1/31/2017	$9.84	6.94%	0.30%	0.30%	1.79%	24%	$3,974
Year Ended 1/31/2016	$9.45	(2.56%)	0.27%	0.27% (d)	2.09%	24%	$3,046
Year Ended 1/31/2015	$10.10	5.60%	0.30%	0.30% (d)	1.96%	12%	$3,067
Institutional 2 Class
Six Months Ended 7/31/2019 (Unaudited)	$10.08	5.03%	0.29% (c)	0.29% (c)	2.31% (c)	5%	$717
Year Ended 1/31/2019	$9.70	(1.25%)	0.28%	0.28%	2.35%	21%	$642
Year Ended 1/31/2018	$10.31	8.15%	0.28%	0.28%	2.02%	12%	$571
Year Ended 1/31/2017	$9.78	7.05%	0.24%	0.24%	1.84%	24%	$417
Year Ended 1/31/2016	$9.39	(2.60%)	0.21%	0.21%	2.66%	24%	$322
Year Ended 1/31/2015	$10.05	5.60%	0.25%	0.25%	1.80%	12%	$61
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	97

Financial Highlights  (continued)
Columbia Capital Allocation Conservative Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 7/31/2019 (Unaudited)	$9.68	0.12	0.37	0.49	(0.10)	(0.01)	(0.11)
Year Ended 1/31/2019	$10.30	0.24	(0.38)	(0.14)	(0.25)	(0.23)	(0.48)
Year Ended 1/31/2018	$9.77	0.23	0.56	0.79	(0.25)	(0.01)	(0.26)
Year Ended 1/31/2017	$9.39	0.18	0.47	0.65	(0.18)	(0.09)	(0.27)
Year Ended 1/31/2016	$10.04	0.20	(0.43)	(0.23)	(0.24)	(0.18)	(0.42)
Year Ended 1/31/2015	$10.29	0.20	0.36	0.56	(0.23)	(0.58)	(0.81)
Class R
Six Months Ended 7/31/2019 (Unaudited)	$9.76	0.09	0.37	0.46	(0.07)	(0.01)	(0.08)
Year Ended 1/31/2019	$10.37	0.17	(0.36)	(0.19)	(0.19)	(0.23)	(0.42)
Year Ended 1/31/2018	$9.84	0.16	0.58	0.74	(0.20)	(0.01)	(0.21)
Year Ended 1/31/2017	$9.45	0.12	0.48	0.60	(0.12)	(0.09)	(0.21)
Year Ended 1/31/2016	$10.10	0.17	(0.47)	(0.30)	(0.17)	(0.18)	(0.35)
Year Ended 1/31/2015	$10.33	0.15	0.37	0.52	(0.17)	(0.58)	(0.75)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
98	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Capital Allocation Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 7/31/2019 (Unaudited)	$10.06	5.06%	0.24% (c)	0.24% (c)	2.37% (c)	5%	$2,872
Year Ended 1/31/2019	$9.68	(1.30%)	0.23%	0.23%	2.38%	21%	$2,061
Year Ended 1/31/2018	$10.30	8.22%	0.23%	0.23%	2.27%	12%	$1,385
Year Ended 1/31/2017	$9.77	6.99%	0.20%	0.20%	1.86%	24%	$595
Year Ended 1/31/2016	$9.39	(2.37%)	0.15%	0.15%	2.13%	24%	$166
Year Ended 1/31/2015	$10.04	5.55%	0.17%	0.17%	2.08%	12%	$2
Class R
Six Months Ended 7/31/2019 (Unaudited)	$10.14	4.73%	0.82% (c)	0.82% (c)	1.78% (c)	5%	$540
Year Ended 1/31/2019	$9.76	(1.77%)	0.80%	0.80%	1.68%	21%	$447
Year Ended 1/31/2018	$10.37	7.53%	0.81%	0.81%	1.54%	12%	$747
Year Ended 1/31/2017	$9.84	6.41%	0.80%	0.80%	1.19%	24%	$355
Year Ended 1/31/2016	$9.45	(3.05%)	0.77%	0.77% (d)	1.72%	24%	$490
Year Ended 1/31/2015	$10.10	5.07%	0.80%	0.80% (d)	1.46%	12%	$206
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	99

Financial Highlights
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2019 (Unaudited)	$10.35	0.10	0.48	0.58	(0.08)	(0.08)	(0.16)
Year Ended 1/31/2019	$11.38	0.21	(0.52)	(0.31)	(0.24)	(0.48)	(0.72)
Year Ended 1/31/2018	$10.62	0.19	1.04	1.23	(0.24)	(0.23)	(0.47)
Year Ended 1/31/2017	$10.14	0.17	0.68	0.85	(0.16)	(0.21)	(0.37)
Year Ended 1/31/2016	$10.98	0.20	(0.49)	(0.29)	(0.22)	(0.33)	(0.55)
Year Ended 1/31/2015	$11.37	0.19	0.51	0.70	(0.23)	(0.86)	(1.09)
Advisor Class
Six Months Ended 7/31/2019 (Unaudited)	$10.25	0.11	0.49	0.60	(0.10)	(0.08)	(0.18)
Year Ended 1/31/2019	$11.28	0.23	(0.52)	(0.29)	(0.26)	(0.48)	(0.74)
Year Ended 1/31/2018	$10.53	0.23	1.02	1.25	(0.27)	(0.23)	(0.50)
Year Ended 1/31/2017	$10.06	0.24	0.62	0.86	(0.18)	(0.21)	(0.39)
Year Ended 1/31/2016	$10.89	0.23	(0.48)	(0.25)	(0.25)	(0.33)	(0.58)
Year Ended 1/31/2015	$11.29	0.24	0.48	0.72	(0.26)	(0.86)	(1.12)
Class C
Six Months Ended 7/31/2019 (Unaudited)	$10.20	0.06	0.47	0.53	(0.05)	(0.08)	(0.13)
Year Ended 1/31/2019	$11.21	0.12	(0.50)	(0.38)	(0.15)	(0.48)	(0.63)
Year Ended 1/31/2018	$10.47	0.10	1.03	1.13	(0.16)	(0.23)	(0.39)
Year Ended 1/31/2017	$10.00	0.09	0.67	0.76	(0.08)	(0.21)	(0.29)
Year Ended 1/31/2016	$10.84	0.12	(0.49)	(0.37)	(0.14)	(0.33)	(0.47)
Year Ended 1/31/2015	$11.23	0.11	0.50	0.61	(0.14)	(0.86)	(1.00)
Institutional Class
Six Months Ended 7/31/2019 (Unaudited)	$10.20	0.11	0.48	0.59	(0.10)	(0.08)	(0.18)
Year Ended 1/31/2019	$11.22	0.22	(0.50)	(0.28)	(0.26)	(0.48)	(0.74)
Year Ended 1/31/2018	$10.48	0.22	1.02	1.24	(0.27)	(0.23)	(0.50)
Year Ended 1/31/2017	$10.01	0.19	0.67	0.86	(0.18)	(0.21)	(0.39)
Year Ended 1/31/2016	$10.85	0.23	(0.49)	(0.26)	(0.25)	(0.33)	(0.58)
Year Ended 1/31/2015	$11.25	0.22	0.50	0.72	(0.26)	(0.86)	(1.12)
Institutional 2 Class
Six Months Ended 7/31/2019 (Unaudited)	$10.25	0.11	0.48	0.59	(0.10)	(0.08)	(0.18)
Year Ended 1/31/2019	$11.27	0.25	(0.52)	(0.27)	(0.27)	(0.48)	(0.75)
Year Ended 1/31/2018	$10.52	0.22	1.03	1.25	(0.27)	(0.23)	(0.50)
Year Ended 1/31/2017	$10.05	0.20	0.67	0.87	(0.19)	(0.21)	(0.40)
Year Ended 1/31/2016	$10.89	0.30	(0.55)	(0.25)	(0.26)	(0.33)	(0.59)
Year Ended 1/31/2015	$11.28	0.26	0.48	0.74	(0.27)	(0.86)	(1.13)
Institutional 3 Class
Six Months Ended 7/31/2019 (Unaudited)	$10.10	0.11	0.48	0.59	(0.10)	(0.08)	(0.18)
Year Ended 1/31/2019	$11.13	0.30	(0.58)	(0.28)	(0.27)	(0.48)	(0.75)
Year Ended 1/31/2018	$10.40	0.23	1.01	1.24	(0.28)	(0.23)	(0.51)
Year Ended 1/31/2017	$9.94	0.19	0.67	0.86	(0.19)	(0.21)	(0.40)
Year Ended 1/31/2016	$10.77	0.26	(0.50)	(0.24)	(0.26)	(0.33)	(0.59)
Year Ended 1/31/2015	$11.18	0.25	0.48	0.73	(0.28)	(0.86)	(1.14)
The accompanying Notes to Financial Statements are an integral part of this statement.
100	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2019 (Unaudited)	$10.77	5.67%	0.49% (c)	0.49% (c)	1.82% (c)	3%	$429,298
Year Ended 1/31/2019	$10.35	(2.62%)	0.48%	0.48% (d)	1.96%	21%	$427,506
Year Ended 1/31/2018	$11.38	11.79%	0.48%	0.48% (d)	1.71%	9%	$486,408
Year Ended 1/31/2017	$10.62	8.47%	0.49%	0.49% (d)	1.57%	18%	$494,948
Year Ended 1/31/2016	$10.14	(2.78%)	0.48%	0.48% (d)	1.86%	21%	$495,849
Year Ended 1/31/2015	$10.98	6.23%	0.51%	0.51% (d)	1.70%	14%	$545,696
Advisor Class
Six Months Ended 7/31/2019 (Unaudited)	$10.67	5.85%	0.24% (c)	0.24% (c)	2.08% (c)	3%	$6,645
Year Ended 1/31/2019	$10.25	(2.40%)	0.23%	0.23% (d)	2.17%	21%	$4,943
Year Ended 1/31/2018	$11.28	12.07%	0.23%	0.23% (d)	2.09%	9%	$4,592
Year Ended 1/31/2017	$10.53	8.71%	0.24%	0.24% (d)	2.28%	18%	$2,705
Year Ended 1/31/2016	$10.06	(2.46%)	0.23%	0.23% (d)	2.15%	21%	$1,082
Year Ended 1/31/2015	$10.89	6.44%	0.26%	0.26% (d)	2.19%	14%	$966
Class C
Six Months Ended 7/31/2019 (Unaudited)	$10.60	5.16%	1.24% (c)	1.24% (c)	1.06% (c)	3%	$58,284
Year Ended 1/31/2019	$10.20	(3.23%)	1.23%	1.23% (d)	1.14%	21%	$61,019
Year Ended 1/31/2018	$11.21	10.92%	1.23%	1.23% (d)	0.95%	9%	$82,192
Year Ended 1/31/2017	$10.47	7.67%	1.24%	1.24% (d)	0.83%	18%	$87,493
Year Ended 1/31/2016	$10.00	(3.56%)	1.23%	1.23% (d)	1.12%	21%	$85,097
Year Ended 1/31/2015	$10.84	5.50%	1.26%	1.26% (d)	0.96%	14%	$90,199
Institutional Class
Six Months Ended 7/31/2019 (Unaudited)	$10.61	5.78%	0.24% (c)	0.24% (c)	2.07% (c)	3%	$16,484
Year Ended 1/31/2019	$10.20	(2.32%)	0.23%	0.23% (d)	2.10%	21%	$17,131
Year Ended 1/31/2018	$11.22	12.03%	0.23%	0.23% (d)	2.00%	9%	$28,796
Year Ended 1/31/2017	$10.48	8.75%	0.24%	0.24% (d)	1.78%	18%	$20,476
Year Ended 1/31/2016	$10.01	(2.56%)	0.23%	0.23% (d)	2.11%	21%	$24,108
Year Ended 1/31/2015	$10.85	6.47%	0.26%	0.26% (d)	1.97%	14%	$26,084
Institutional 2 Class
Six Months Ended 7/31/2019 (Unaudited)	$10.66	5.77%	0.22% (c)	0.22% (c)	2.09% (c)	3%	$4,521
Year Ended 1/31/2019	$10.25	(2.28%)	0.21%	0.21%	2.34%	21%	$3,758
Year Ended 1/31/2018	$11.27	12.12%	0.21%	0.21%	2.01%	9%	$2,655
Year Ended 1/31/2017	$10.52	8.78%	0.18%	0.18%	1.93%	18%	$2,084
Year Ended 1/31/2016	$10.05	(2.48%)	0.16%	0.16%	2.89%	21%	$686
Year Ended 1/31/2015	$10.89	6.63%	0.18%	0.18%	2.33%	14%	$217
Institutional 3 Class
Six Months Ended 7/31/2019 (Unaudited)	$10.51	5.88%	0.17% (c)	0.17% (c)	2.13% (c)	3%	$6,078
Year Ended 1/31/2019	$10.10	(2.36%)	0.17%	0.17%	2.96%	21%	$5,551
Year Ended 1/31/2018	$11.13	12.12%	0.16%	0.16%	2.15%	9%	$801
Year Ended 1/31/2017	$10.40	8.84%	0.13%	0.13%	1.83%	18%	$409
Year Ended 1/31/2016	$9.94	(2.38%)	0.12%	0.12%	2.48%	21%	$10
Year Ended 1/31/2015	$10.77	6.66%	0.09%	0.09%	2.24%	14%	$4
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	101

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 7/31/2019 (Unaudited)	$10.37	0.08	0.49	0.57	(0.07)	(0.08)	(0.15)
Year Ended 1/31/2019	$11.39	0.18	(0.51)	(0.33)	(0.21)	(0.48)	(0.69)
Year Ended 1/31/2018	$10.63	0.15	1.05	1.20	(0.21)	(0.23)	(0.44)
Year Ended 1/31/2017	$10.16	0.14	0.67	0.81	(0.13)	(0.21)	(0.34)
Year Ended 1/31/2016	$10.99	0.21	(0.52)	(0.31)	(0.19)	(0.33)	(0.52)
Year Ended 1/31/2015	$11.38	0.17	0.50	0.67	(0.20)	(0.86)	(1.06)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
102	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 7/31/2019 (Unaudited)	$10.79	5.53%	0.74% (c)	0.74% (c)	1.57% (c)	3%	$1,453
Year Ended 1/31/2019	$10.37	(2.78%)	0.73%	0.73% (d)	1.71%	21%	$1,431
Year Ended 1/31/2018	$11.39	11.50%	0.73%	0.73% (d)	1.40%	9%	$1,924
Year Ended 1/31/2017	$10.63	8.09%	0.73%	0.73% (d)	1.30%	18%	$2,549
Year Ended 1/31/2016	$10.16	(2.93%)	0.73%	0.73% (d)	1.92%	21%	$5,007
Year Ended 1/31/2015	$10.99	5.95%	0.76%	0.76% (d)	1.46%	14%	$2,230
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	103

Financial Highlights
Columbia Capital Allocation Moderate Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2019 (Unaudited)	$10.70	0.09	0.61	0.70	(0.09)	(0.15)	(0.24)
Year Ended 1/31/2019	$11.99	0.22	(0.73)	(0.51)	(0.25)	(0.53)	(0.78)
Year Ended 1/31/2018	$10.99	0.19	1.56	1.75	(0.23)	(0.52)	(0.75)
Year Ended 1/31/2017	$10.34	0.18	0.95	1.13	(0.21)	(0.27)	(0.48)
Year Ended 1/31/2016	$11.50	0.19	(0.49)	(0.30)	(0.22)	(0.64)	(0.86)
Year Ended 1/31/2015	$12.00	0.18	0.63	0.81	(0.24)	(1.07)	(1.31)
Advisor Class
Six Months Ended 7/31/2019 (Unaudited)	$10.57	0.11	0.59	0.70	(0.10)	(0.15)	(0.25)
Year Ended 1/31/2019	$11.85	0.25	(0.72)	(0.47)	(0.28)	(0.53)	(0.81)
Year Ended 1/31/2018	$10.87	0.30	1.46	1.76	(0.26)	(0.52)	(0.78)
Year Ended 1/31/2017	$10.24	0.21	0.93	1.14	(0.24)	(0.27)	(0.51)
Year Ended 1/31/2016	$11.39	0.28	(0.54)	(0.26)	(0.25)	(0.64)	(0.89)
Year Ended 1/31/2015	$11.90	0.26	0.57	0.83	(0.27)	(1.07)	(1.34)
Class C
Six Months Ended 7/31/2019 (Unaudited)	$10.61	0.05	0.60	0.65	(0.05)	(0.15)	(0.20)
Year Ended 1/31/2019	$11.89	0.13	(0.72)	(0.59)	(0.16)	(0.53)	(0.69)
Year Ended 1/31/2018	$10.91	0.11	1.54	1.65	(0.15)	(0.52)	(0.67)
Year Ended 1/31/2017	$10.27	0.10	0.94	1.04	(0.13)	(0.27)	(0.40)
Year Ended 1/31/2016	$11.41	0.11	(0.47)	(0.36)	(0.14)	(0.64)	(0.78)
Year Ended 1/31/2015	$11.92	0.09	0.62	0.71	(0.15)	(1.07)	(1.22)
Institutional Class
Six Months Ended 7/31/2019 (Unaudited)	$10.69	0.10	0.61	0.71	(0.10)	(0.15)	(0.25)
Year Ended 1/31/2019	$11.97	0.25	(0.72)	(0.47)	(0.28)	(0.53)	(0.81)
Year Ended 1/31/2018	$10.98	0.24	1.53	1.77	(0.26)	(0.52)	(0.78)
Year Ended 1/31/2017	$10.33	0.22	0.94	1.16	(0.24)	(0.27)	(0.51)
Year Ended 1/31/2016	$11.49	0.22	(0.49)	(0.27)	(0.25)	(0.64)	(0.89)
Year Ended 1/31/2015	$11.99	0.21	0.63	0.84	(0.27)	(1.07)	(1.34)
Institutional 2 Class
Six Months Ended 7/31/2019 (Unaudited)	$10.56	0.10	0.60	0.70	(0.10)	(0.15)	(0.25)
Year Ended 1/31/2019	$11.84	0.23	(0.70)	(0.47)	(0.28)	(0.53)	(0.81)
Year Ended 1/31/2018	$10.87	0.22	1.54	1.76	(0.27)	(0.52)	(0.79)
Year Ended 1/31/2017	$10.23	0.21	0.94	1.15	(0.24)	(0.27)	(0.51)
Year Ended 1/31/2016	$11.39	0.51	(0.77)	(0.26)	(0.26)	(0.64)	(0.90)
Year Ended 1/31/2015	$11.90	0.39	0.46	0.85	(0.29)	(1.07)	(1.36)
Institutional 3 Class
Six Months Ended 7/31/2019 (Unaudited)	$10.56	0.10	0.60	0.70	(0.10)	(0.15)	(0.25)
Year Ended 1/31/2019	$11.84	0.27	(0.74)	(0.47)	(0.28)	(0.53)	(0.81)
Year Ended 1/31/2018	$10.87	0.24	1.52	1.76	(0.27)	(0.52)	(0.79)
Year Ended 1/31/2017	$10.23	0.23	0.93	1.16	(0.25)	(0.27)	(0.52)
Year Ended 1/31/2016	$11.38	0.16	(0.40)	(0.24)	(0.27)	(0.64)	(0.91)
Year Ended 1/31/2015	$11.90	0.23	0.61	0.84	(0.29)	(1.07)	(1.36)
The accompanying Notes to Financial Statements are an integral part of this statement.
104	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2019 (Unaudited)	$11.16	6.54%	0.43% (c)	0.43% (c)	1.63% (c)	4%	$1,269,816
Year Ended 1/31/2019	$10.70	(4.13%)	0.43%	0.43% (d)	1.94%	20%	$1,247,694
Year Ended 1/31/2018	$11.99	16.39%	0.44%	0.44% (d)	1.68%	9%	$1,389,747
Year Ended 1/31/2017	$10.99	11.19%	0.44%	0.44% (d)	1.64%	10%	$1,309,998
Year Ended 1/31/2016	$10.34	(2.89%)	0.46%	0.46% (d)	1.68%	17%	$1,295,482
Year Ended 1/31/2015	$11.50	6.77%	0.48%	0.48% (d)	1.49%	16%	$1,437,972
Advisor Class
Six Months Ended 7/31/2019 (Unaudited)	$11.02	6.66%	0.18% (c)	0.18% (c)	1.95% (c)	4%	$3,296
Year Ended 1/31/2019	$10.57	(3.84%)	0.18%	0.18% (d)	2.28%	20%	$1,212
Year Ended 1/31/2018	$11.85	16.68%	0.18%	0.18% (d)	2.60%	9%	$1,021
Year Ended 1/31/2017	$10.87	11.39%	0.19%	0.19% (d)	1.98%	10%	$355
Year Ended 1/31/2016	$10.24	(2.58%)	0.21%	0.21% (d)	2.61%	17%	$202
Year Ended 1/31/2015	$11.39	7.06%	0.23%	0.23% (d)	2.22%	16%	$29
Class C
Six Months Ended 7/31/2019 (Unaudited)	$11.06	6.11%	1.18% (c)	1.18% (c)	0.87% (c)	4%	$156,678
Year Ended 1/31/2019	$10.61	(4.82%)	1.18%	1.18% (d)	1.15%	20%	$160,172
Year Ended 1/31/2018	$11.89	15.46%	1.19%	1.19% (d)	0.95%	9%	$207,421
Year Ended 1/31/2017	$10.91	10.34%	1.19%	1.19% (d)	0.90%	10%	$186,170
Year Ended 1/31/2016	$10.27	(3.48%)	1.21%	1.21% (d)	0.95%	17%	$178,548
Year Ended 1/31/2015	$11.41	5.92%	1.23%	1.23% (d)	0.77%	16%	$180,143
Institutional Class
Six Months Ended 7/31/2019 (Unaudited)	$11.15	6.68%	0.18% (c)	0.18% (c)	1.87% (c)	4%	$35,540
Year Ended 1/31/2019	$10.69	(3.80%)	0.18%	0.18% (d)	2.19%	20%	$38,025
Year Ended 1/31/2018	$11.97	16.60%	0.19%	0.19% (d)	2.09%	9%	$39,872
Year Ended 1/31/2017	$10.98	11.48%	0.19%	0.19% (d)	2.02%	10%	$4,598
Year Ended 1/31/2016	$10.33	(2.65%)	0.21%	0.21% (d)	1.92%	17%	$2,443
Year Ended 1/31/2015	$11.49	7.05%	0.23%	0.23% (d)	1.77%	16%	$2,989
Institutional 2 Class
Six Months Ended 7/31/2019 (Unaudited)	$11.01	6.67%	0.17% (c)	0.17% (c)	1.89% (c)	4%	$4,959
Year Ended 1/31/2019	$10.56	(3.83%)	0.17%	0.17%	2.08%	20%	$4,554
Year Ended 1/31/2018	$11.84	16.62%	0.16%	0.16%	1.95%	9%	$7,323
Year Ended 1/31/2017	$10.87	11.55%	0.14%	0.14%	1.94%	10%	$5,521
Year Ended 1/31/2016	$10.23	(2.61%)	0.15%	0.15%	4.80%	17%	$3,803
Year Ended 1/31/2015	$11.39	7.21%	0.16%	0.16%	3.39%	16%	$78
Institutional 3 Class
Six Months Ended 7/31/2019 (Unaudited)	$11.01	6.69%	0.13% (c)	0.13% (c)	1.93% (c)	4%	$9,885
Year Ended 1/31/2019	$10.56	(3.79%)	0.13%	0.13%	2.45%	20%	$9,319
Year Ended 1/31/2018	$11.84	16.68%	0.12%	0.12%	2.11%	9%	$4,933
Year Ended 1/31/2017	$10.87	11.61%	0.09%	0.09%	2.15%	10%	$3,459
Year Ended 1/31/2016	$10.23	(2.42%)	0.09%	0.09%	1.59%	17%	$368
Year Ended 1/31/2015	$11.38	7.16%	0.06%	0.06%	1.92%	16%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	105

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 7/31/2019 (Unaudited)	$10.67	0.07	0.61	0.68	(0.07)	(0.15)	(0.22)
Year Ended 1/31/2019	$11.95	0.19	(0.72)	(0.53)	(0.22)	(0.53)	(0.75)
Year Ended 1/31/2018	$10.96	0.17	1.55	1.72	(0.21)	(0.52)	(0.73)
Year Ended 1/31/2017	$10.32	0.16	0.93	1.09	(0.18)	(0.27)	(0.45)
Year Ended 1/31/2016	$11.47	0.16	(0.47)	(0.31)	(0.20)	(0.64)	(0.84)
Year Ended 1/31/2015	$11.97	0.15	0.63	0.78	(0.21)	(1.07)	(1.28)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
106	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 7/31/2019 (Unaudited)	$11.13	6.43%	0.68% (c)	0.68% (c)	1.37% (c)	4%	$2,959
Year Ended 1/31/2019	$10.67	(4.30%)	0.68%	0.68% (d)	1.72%	20%	$3,156
Year Ended 1/31/2018	$11.95	16.05%	0.69%	0.69% (d)	1.46%	9%	$2,786
Year Ended 1/31/2017	$10.96	10.84%	0.69%	0.69% (d)	1.48%	10%	$2,282
Year Ended 1/31/2016	$10.32	(3.06%)	0.71%	0.71% (d)	1.37%	17%	$1,342
Year Ended 1/31/2015	$11.47	6.52%	0.73%	0.73% (d)	1.29%	16%	$1,610
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	107

Financial Highlights
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2019 (Unaudited)	$11.64	0.07	0.76	0.83	(0.08)	(0.27)	(0.35)
Year Ended 1/31/2019	$13.50	0.20	(0.97)	(0.77)	(0.24)	(0.85)	(1.09)
Year Ended 1/31/2018	$12.00	0.17	2.27	2.44	(0.21)	(0.73)	(0.94)
Year Ended 1/31/2017	$11.15	0.15	1.30	1.45	(0.16)	(0.44)	(0.60)
Year Ended 1/31/2016	$12.45	0.18	(0.55)	(0.37)	(0.22)	(0.71)	(0.93)
Year Ended 1/31/2015	$13.01	0.16	0.76	0.92	(0.25)	(1.23)	(1.48)
Advisor Class
Six Months Ended 7/31/2019 (Unaudited)	$11.75	0.09	0.76	0.85	(0.09)	(0.27)	(0.36)
Year Ended 1/31/2019	$13.61	0.24	(0.98)	(0.74)	(0.27)	(0.85)	(1.12)
Year Ended 1/31/2018	$12.10	0.24	2.24	2.48	(0.24)	(0.73)	(0.97)
Year Ended 1/31/2017	$11.23	0.19	1.30	1.49	(0.18)	(0.44)	(0.62)
Year Ended 1/31/2016	$12.54	0.21	(0.56)	(0.35)	(0.25)	(0.71)	(0.96)
Year Ended 1/31/2015	$13.08	0.53	0.44	0.97	(0.28)	(1.23)	(1.51)
Class C
Six Months Ended 7/31/2019 (Unaudited)	$11.67	0.02	0.76	0.78	(0.03)	(0.27)	(0.30)
Year Ended 1/31/2019	$13.52	0.10	(0.96)	(0.86)	(0.14)	(0.85)	(0.99)
Year Ended 1/31/2018	$12.04	0.08	2.26	2.34	(0.13)	(0.73)	(0.86)
Year Ended 1/31/2017	$11.21	0.07	1.29	1.36	(0.09)	(0.44)	(0.53)
Year Ended 1/31/2016	$12.51	0.09	(0.55)	(0.46)	(0.13)	(0.71)	(0.84)
Year Ended 1/31/2015	$13.07	0.06	0.77	0.83	(0.16)	(1.23)	(1.39)
Institutional Class
Six Months Ended 7/31/2019 (Unaudited)	$11.62	0.08	0.76	0.84	(0.09)	(0.27)	(0.36)
Year Ended 1/31/2019	$13.47	0.23	(0.96)	(0.73)	(0.27)	(0.85)	(1.12)
Year Ended 1/31/2018	$11.98	0.20	2.26	2.46	(0.24)	(0.73)	(0.97)
Year Ended 1/31/2017	$11.13	0.18	1.29	1.47	(0.18)	(0.44)	(0.62)
Year Ended 1/31/2016	$12.44	0.21	(0.56)	(0.35)	(0.25)	(0.71)	(0.96)
Year Ended 1/31/2015	$12.99	0.19	0.77	0.96	(0.28)	(1.23)	(1.51)
Institutional 2 Class
Six Months Ended 7/31/2019 (Unaudited)	$11.74	0.09	0.75	0.84	(0.09)	(0.27)	(0.36)
Year Ended 1/31/2019	$13.60	0.24	(0.97)	(0.73)	(0.28)	(0.85)	(1.13)
Year Ended 1/31/2018	$12.09	0.23	2.26	2.49	(0.25)	(0.73)	(0.98)
Year Ended 1/31/2017	$11.23	0.20	1.30	1.50	(0.20)	(0.44)	(0.64)
Year Ended 1/31/2016	$12.53	0.38	(0.71)	(0.33)	(0.26)	(0.71)	(0.97)
Year Ended 1/31/2015	$13.08	0.21	0.77	0.98	(0.30)	(1.23)	(1.53)
Institutional 3 Class
Six Months Ended 7/31/2019 (Unaudited)	$11.45	0.09	0.75	0.84	(0.10)	(0.27)	(0.37)
Year Ended 1/31/2019	$13.30	0.22	(0.94)	(0.72)	(0.28)	(0.85)	(1.13)
Year Ended 1/31/2018	$11.84	0.31	2.13	2.44	(0.25)	(0.73)	(0.98)
Year Ended 1/31/2017	$11.01	0.21	1.26	1.47	(0.20)	(0.44)	(0.64)
Year Ended 1/31/2016	$12.31	0.13	(0.45)	(0.32)	(0.27)	(0.71)	(0.98)
Year Ended 1/31/2015	$12.87	0.21	0.76	0.97	(0.30)	(1.23)	(1.53)
The accompanying Notes to Financial Statements are an integral part of this statement.
108	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2019 (Unaudited)	$12.12	7.14%	0.50% (c)	0.50% (c)	1.16% (c)	4%	$1,632,736
Year Ended 1/31/2019	$11.64	(5.48%)	0.49%	0.49% (d)	1.59%	18%	$1,603,992
Year Ended 1/31/2018	$13.50	20.88%	0.49%	0.49% (d)	1.35%	9%	$1,826,698
Year Ended 1/31/2017	$12.00	13.24%	0.47% (e)	0.47% (d),(e)	1.30%	9%	$1,671,442
Year Ended 1/31/2016	$11.15	(3.42%)	0.52%	0.52% (d)	1.42%	16%	$1,646,276
Year Ended 1/31/2015	$12.45	7.03%	0.52%	0.52% (d)	1.22%	20%	$1,815,185
Advisor Class
Six Months Ended 7/31/2019 (Unaudited)	$12.24	7.29%	0.25% (c)	0.25% (c)	1.41% (c)	4%	$16,449
Year Ended 1/31/2019	$11.75	(5.19%)	0.24%	0.24% (d)	1.90%	18%	$14,622
Year Ended 1/31/2018	$13.61	21.09%	0.24%	0.24% (d)	1.86%	9%	$11,216
Year Ended 1/31/2017	$12.10	13.61%	0.22% (e)	0.22% (d),(e)	1.62%	9%	$2,128
Year Ended 1/31/2016	$11.23	(3.23%)	0.27%	0.27% (d)	1.72%	16%	$1,119
Year Ended 1/31/2015	$12.54	7.41%	0.29%	0.29% (d)	4.16%	20%	$1,054
Class C
Six Months Ended 7/31/2019 (Unaudited)	$12.15	6.73%	1.25% (c)	1.25% (c)	0.41% (c)	4%	$150,547
Year Ended 1/31/2019	$11.67	(6.12%)	1.24%	1.24% (d)	0.77%	18%	$151,414
Year Ended 1/31/2018	$13.52	19.91%	1.24%	1.24% (d)	0.59%	9%	$215,268
Year Ended 1/31/2017	$12.04	12.36%	1.22% (e)	1.22% (d),(e)	0.55%	9%	$216,271
Year Ended 1/31/2016	$11.21	(4.08%)	1.27%	1.27% (d)	0.69%	16%	$206,181
Year Ended 1/31/2015	$12.51	6.30%	1.27%	1.27% (d)	0.49%	20%	$213,166
Institutional Class
Six Months Ended 7/31/2019 (Unaudited)	$12.10	7.28%	0.25% (c)	0.25% (c)	1.41% (c)	4%	$107,771
Year Ended 1/31/2019	$11.62	(5.17%)	0.24%	0.24% (d)	1.83%	18%	$108,487
Year Ended 1/31/2018	$13.47	21.13%	0.24%	0.24% (d)	1.59%	9%	$136,761
Year Ended 1/31/2017	$11.98	13.55%	0.22% (e)	0.22% (d),(e)	1.55%	9%	$119,833
Year Ended 1/31/2016	$11.13	(3.26%)	0.27%	0.27% (d)	1.67%	16%	$113,846
Year Ended 1/31/2015	$12.44	7.40%	0.27%	0.27% (d)	1.47%	20%	$128,314
Institutional 2 Class
Six Months Ended 7/31/2019 (Unaudited)	$12.22	7.23%	0.20% (c)	0.20% (c)	1.46% (c)	4%	$9,264
Year Ended 1/31/2019	$11.74	(5.15%)	0.19%	0.19%	1.89%	18%	$7,961
Year Ended 1/31/2018	$13.60	21.18%	0.19%	0.19%	1.80%	9%	$8,881
Year Ended 1/31/2017	$12.09	13.63%	0.13% (e)	0.13% (e)	1.68%	9%	$5,706
Year Ended 1/31/2016	$11.23	(3.05%)	0.17%	0.17%	3.15%	16%	$3,537
Year Ended 1/31/2015	$12.53	7.46%	0.16%	0.16%	1.62%	20%	$648
Institutional 3 Class
Six Months Ended 7/31/2019 (Unaudited)	$11.92	7.36%	0.15% (c)	0.15% (c)	1.51% (c)	4%	$13,475
Year Ended 1/31/2019	$11.45	(5.14%)	0.14%	0.14%	1.80%	18%	$11,447
Year Ended 1/31/2018	$13.30	21.26%	0.14%	0.14%	2.47%	9%	$20,776
Year Ended 1/31/2017	$11.84	13.68%	0.07% (e)	0.07% (e)	1.81%	9%	$1,128
Year Ended 1/31/2016	$11.01	(3.09%)	0.12%	0.12%	1.16%	16%	$379
Year Ended 1/31/2015	$12.31	7.58%	0.09%	0.09%	1.64%	20%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	109

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 7/31/2019 (Unaudited)	$11.63	0.05	0.76	0.81	(0.06)	(0.27)	(0.33)
Year Ended 1/31/2019	$13.48	0.17	(0.96)	(0.79)	(0.21)	(0.85)	(1.06)
Year Ended 1/31/2018	$11.99	0.15	2.24	2.39	(0.17)	(0.73)	(0.90)
Year Ended 1/31/2017	$11.14	0.13	1.29	1.42	(0.13)	(0.44)	(0.57)
Year Ended 1/31/2016	$12.44	0.14	(0.54)	(0.40)	(0.19)	(0.71)	(0.90)
Year Ended 1/31/2015	$12.99	0.13	0.76	0.89	(0.21)	(1.23)	(1.44)
Class V
Six Months Ended 7/31/2019 (Unaudited)	$11.64	0.07	0.76	0.83	(0.08)	(0.27)	(0.35)
Year Ended 1/31/2019	$13.50	0.20	(0.97)	(0.77)	(0.24)	(0.85)	(1.09)
Year Ended 1/31/2018	$12.00	0.17	2.27	2.44	(0.21)	(0.73)	(0.94)
Year Ended 1/31/2017	$11.15	0.15	1.30	1.45	(0.16)	(0.44)	(0.60)
Year Ended 1/31/2016	$12.45	0.18	(0.55)	(0.37)	(0.22)	(0.71)	(0.93)
Year Ended 1/31/2015	$13.00	0.16	0.76	0.92	(0.24)	(1.23)	(1.47)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class R	Class V
01/31/2017	0.04%	0.04%	0.04%	0.04%	0.04%	0.05%	0.04%	0.04%
The accompanying Notes to Financial Statements are an integral part of this statement.
110	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 7/31/2019 (Unaudited)	$12.11	7.01%	0.75% (c)	0.75% (c)	0.91% (c)	4%	$5,457
Year Ended 1/31/2019	$11.63	(5.66%)	0.74%	0.74% (d)	1.37%	18%	$4,957
Year Ended 1/31/2018	$13.48	20.51%	0.74%	0.74% (d)	1.14%	9%	$4,816
Year Ended 1/31/2017	$11.99	12.97%	0.72% (e)	0.72% (d),(e)	1.10%	9%	$3,743
Year Ended 1/31/2016	$11.14	(3.67%)	0.77%	0.77% (d)	1.11%	16%	$3,556
Year Ended 1/31/2015	$12.44	6.86%	0.77%	0.77% (d)	1.01%	20%	$4,270
Class V
Six Months Ended 7/31/2019 (Unaudited)	$12.12	7.14%	0.50% (c)	0.50% (c)	1.16% (c)	4%	$80,272
Year Ended 1/31/2019	$11.64	(5.48%)	0.49%	0.49% (d)	1.58%	18%	$79,629
Year Ended 1/31/2018	$13.50	20.88%	0.49%	0.49% (d)	1.35%	9%	$93,279
Year Ended 1/31/2017	$12.00	13.24%	0.47% (e)	0.47% (d),(e)	1.30%	9%	$86,404
Year Ended 1/31/2016	$11.15	(3.42%)	0.52%	0.52% (d)	1.42%	16%	$85,135
Year Ended 1/31/2015	$12.45	7.07%	0.56%	0.54% (d)	1.20%	20%	$97,408
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	111

Financial Highlights
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2019 (Unaudited)	$11.90	0.04	0.82	0.86	(0.01)	(0.40)	(0.41)
Year Ended 1/31/2019	$14.10	0.17	(1.19)	(1.02)	(0.23)	(0.95)	(1.18)
Year Ended 1/31/2018	$12.11	0.14	2.85	2.99	(0.20)	(0.80)	(1.00)
Year Ended 1/31/2017	$11.08	0.13	1.49	1.62	(0.14)	(0.45)	(0.59)
Year Ended 1/31/2016	$12.54	0.15	(0.57)	(0.42)	(0.19)	(0.85)	(1.04)
Year Ended 1/31/2015	$12.82	0.12	0.86	0.98	(0.30)	(0.96)	(1.26)
Advisor Class
Six Months Ended 7/31/2019 (Unaudited)	$11.64	0.05	0.81	0.86	(0.01)	(0.40)	(0.41)
Year Ended 1/31/2019	$13.83	0.20	(1.18)	(0.98)	(0.26)	(0.95)	(1.21)
Year Ended 1/31/2018	$11.89	0.14	2.83	2.97	(0.23)	(0.80)	(1.03)
Year Ended 1/31/2017	$10.89	0.15	1.46	1.61	(0.16)	(0.45)	(0.61)
Year Ended 1/31/2016	$12.34	0.24	(0.61)	(0.37)	(0.23)	(0.85)	(1.08)
Year Ended 1/31/2015	$12.63	0.54	0.46	1.00	(0.33)	(0.96)	(1.29)
Class C
Six Months Ended 7/31/2019 (Unaudited)	$11.60	(0.01)	0.80	0.79	—	(0.40)	(0.40)
Year Ended 1/31/2019	$13.77	0.07	(1.16)	(1.09)	(0.13)	(0.95)	(1.08)
Year Ended 1/31/2018	$11.85	0.04	2.79	2.83	(0.11)	(0.80)	(0.91)
Year Ended 1/31/2017	$10.87	0.04	1.45	1.49	(0.06)	(0.45)	(0.51)
Year Ended 1/31/2016	$12.32	0.06	(0.55)	(0.49)	(0.11)	(0.85)	(0.96)
Year Ended 1/31/2015	$12.62	0.03	0.83	0.86	(0.20)	(0.96)	(1.16)
Institutional Class
Six Months Ended 7/31/2019 (Unaudited)	$11.84	0.05	0.82	0.87	(0.01)	(0.40)	(0.41)
Year Ended 1/31/2019	$14.04	0.15	(1.13)	(0.98)	(0.27)	(0.95)	(1.22)
Year Ended 1/31/2018	$12.06	0.22	2.79	3.01	(0.23)	(0.80)	(1.03)
Year Ended 1/31/2017	$11.03	0.16	1.48	1.64	(0.16)	(0.45)	(0.61)
Year Ended 1/31/2016	$12.49	0.19	(0.58)	(0.39)	(0.22)	(0.85)	(1.07)
Year Ended 1/31/2015	$12.78	0.17	0.83	1.00	(0.33)	(0.96)	(1.29)
Institutional 2 Class
Six Months Ended 7/31/2019 (Unaudited)	$11.64	0.06	0.79	0.85	(0.01)	(0.40)	(0.41)
Year Ended 1/31/2019	$13.82	0.20	(1.16)	(0.96)	(0.27)	(0.95)	(1.22)
Year Ended 1/31/2018	$11.88	0.19	2.79	2.98	(0.24)	(0.80)	(1.04)
Year Ended 1/31/2017	$10.88	0.17	1.45	1.62	(0.17)	(0.45)	(0.62)
Year Ended 1/31/2016	$12.33	0.31	(0.68)	(0.37)	(0.23)	(0.85)	(1.08)
Year Ended 1/31/2015	$12.63	0.16	0.85	1.01	(0.35)	(0.96)	(1.31)
Institutional 3 Class
Six Months Ended 7/31/2019 (Unaudited)	$11.63	0.06	0.80	0.86	(0.01)	(0.40)	(0.41)
Year Ended 1/31/2019	$13.82	0.22	(1.19)	(0.97)	(0.27)	(0.95)	(1.22)
Year Ended 1/31/2018	$11.88	0.18	2.80	2.98	(0.24)	(0.80)	(1.04)
Year Ended 1/31/2017	$10.87	0.19	1.45	1.64	(0.18)	(0.45)	(0.63)
Year Ended 1/31/2016	$12.32	0.08	(0.44)	(0.36)	(0.24)	(0.85)	(1.09)
Year Ended 1/31/2015	$12.62	0.17	0.84	1.01	(0.35)	(0.96)	(1.31)
The accompanying Notes to Financial Statements are an integral part of this statement.
112	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2019 (Unaudited)	$12.35	7.27%	0.47% (c)	0.47% (c)	0.65% (c)	5%	$613,651
Year Ended 1/31/2019	$11.90	(6.90%)	0.47%	0.47% (d)	1.30%	20%	$599,211
Year Ended 1/31/2018	$14.10	25.45%	0.49%	0.49% (d)	1.08%	13%	$670,783
Year Ended 1/31/2017	$12.11	14.95%	0.50%	0.50% (d)	1.06%	12%	$582,182
Year Ended 1/31/2016	$11.08	(3.92%)	0.51%	0.51% (d)	1.18%	12%	$549,678
Year Ended 1/31/2015	$12.54	7.50%	0.54%	0.54% (d)	0.92%	27%	$577,868
Advisor Class
Six Months Ended 7/31/2019 (Unaudited)	$12.09	7.45%	0.22% (c)	0.22% (c)	0.89% (c)	5%	$1,972
Year Ended 1/31/2019	$11.64	(6.69%)	0.22%	0.22% (d)	1.58%	20%	$1,965
Year Ended 1/31/2018	$13.83	25.76%	0.23%	0.23% (d)	1.10%	13%	$1,662
Year Ended 1/31/2017	$11.89	15.20%	0.25%	0.25% (d)	1.27%	12%	$1,242
Year Ended 1/31/2016	$10.89	(3.65%)	0.26%	0.26% (d)	1.97%	12%	$779
Year Ended 1/31/2015	$12.34	7.78%	0.28%	0.28% (d)	4.28%	27%	$497
Class C
Six Months Ended 7/31/2019 (Unaudited)	$11.99	6.88%	1.22% (c)	1.22% (c)	(0.10%) (c)	5%	$72,239
Year Ended 1/31/2019	$11.60	(7.64%)	1.22%	1.22% (d)	0.52%	20%	$70,524
Year Ended 1/31/2018	$13.77	24.61%	1.24%	1.24% (d)	0.34%	13%	$88,717
Year Ended 1/31/2017	$11.85	14.01%	1.25%	1.25% (d)	0.33%	12%	$75,648
Year Ended 1/31/2016	$10.87	(4.60%)	1.25%	1.25% (d)	0.46%	12%	$66,938
Year Ended 1/31/2015	$12.32	6.66%	1.29%	1.29% (d)	0.22%	27%	$62,488
Institutional Class
Six Months Ended 7/31/2019 (Unaudited)	$12.30	7.41%	0.22% (c)	0.22% (c)	0.90% (c)	5%	$10,637
Year Ended 1/31/2019	$11.84	(6.65%)	0.22%	0.22% (d)	1.17%	20%	$10,382
Year Ended 1/31/2018	$14.04	25.73%	0.23%	0.23% (d)	1.67%	13%	$20,763
Year Ended 1/31/2017	$12.06	15.27%	0.25%	0.25% (d)	1.39%	12%	$3,329
Year Ended 1/31/2016	$11.03	(3.69%)	0.26%	0.26% (d)	1.55%	12%	$1,809
Year Ended 1/31/2015	$12.49	7.70%	0.29%	0.29% (d)	1.30%	27%	$1,433
Institutional 2 Class
Six Months Ended 7/31/2019 (Unaudited)	$12.08	7.37%	0.20% (c)	0.20% (c)	0.93% (c)	5%	$4,304
Year Ended 1/31/2019	$11.64	(6.60%)	0.20%	0.20%	1.56%	20%	$2,978
Year Ended 1/31/2018	$13.82	25.83%	0.20%	0.20%	1.44%	13%	$2,642
Year Ended 1/31/2017	$11.88	15.28%	0.18%	0.18%	1.49%	12%	$1,638
Year Ended 1/31/2016	$10.88	(3.58%)	0.18%	0.18%	2.61%	12%	$1,041
Year Ended 1/31/2015	$12.33	7.83%	0.18%	0.18%	1.22%	27%	$381
Institutional 3 Class
Six Months Ended 7/31/2019 (Unaudited)	$12.08	7.47%	0.15% (c)	0.15% (c)	0.97% (c)	5%	$10,283
Year Ended 1/31/2019	$11.63	(6.62%)	0.15%	0.15%	1.75%	20%	$8,668
Year Ended 1/31/2018	$13.82	25.89%	0.14%	0.14%	1.40%	13%	$3,722
Year Ended 1/31/2017	$11.88	15.44%	0.13%	0.13%	1.66%	12%	$2,111
Year Ended 1/31/2016	$10.87	(3.54%)	0.15%	0.15%	0.69%	12%	$214
Year Ended 1/31/2015	$12.32	7.88%	0.14%	0.14%	1.30%	27%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	113

Financial Highlights  (continued)
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 7/31/2019 (Unaudited)	$11.80	0.02	0.82	0.84	(0.01)	(0.40)	(0.41)
Year Ended 1/31/2019	$13.99	0.14	(1.18)	(1.04)	(0.20)	(0.95)	(1.15)
Year Ended 1/31/2018	$12.02	0.11	2.83	2.94	(0.17)	(0.80)	(0.97)
Year Ended 1/31/2017	$11.01	0.14	1.43	1.57	(0.11)	(0.45)	(0.56)
Year Ended 1/31/2016	$12.46	0.12	(0.56)	(0.44)	(0.16)	(0.85)	(1.01)
Year Ended 1/31/2015	$12.75	0.10	0.83	0.93	(0.26)	(0.96)	(1.22)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
114	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 7/31/2019 (Unaudited)	$12.23	7.14%	0.72% (c)	0.72% (c)	0.40% (c)	5%	$3,023
Year Ended 1/31/2019	$11.80	(7.15%)	0.72%	0.72% (d)	1.09%	20%	$2,750
Year Ended 1/31/2018	$13.99	25.21%	0.73%	0.73% (d)	0.83%	13%	$2,671
Year Ended 1/31/2017	$12.02	14.61%	0.75%	0.75% (d)	1.22%	12%	$2,099
Year Ended 1/31/2016	$11.01	(4.09%)	0.76%	0.76% (d)	0.97%	12%	$1,029
Year Ended 1/31/2015	$12.46	7.19%	0.79%	0.79% (d)	0.72%	27%	$912
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	115

Notes to Financial Statements
July 31, 2019 (Unaudited)
Note 1. Organization
Columbia Funds Series Trust and Columbia Funds Series Trust II (each, a Trust and collectively, the Trusts), are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Columbia Funds Series Trust is organized as a Delaware statutory trust and Columbia Funds Series Trust II is organized as a Massachusetts business trust.
Information presented in these financial statements pertains to the following series of the Trusts (each, a Fund and collectively, the Funds): Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, each a series of Columbia Funds Series Trust, and Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio, each a series of Columbia Funds Series Trust II. Each Fund currently operates as a diversified fund.
Each Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates, as well as third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). Each Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies and risks of the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website at www.sec.gov.
Fund shares
Each Trust may issue an unlimited number of shares (without par value) that can be allocated among the separate series as designated by the Board of Trustees.
Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio offer each of the share classes listed in the Statement of Assets and Liabilities. Columbia Capital Allocation Moderate Aggressive Portfolio offers Class A, Advisor Class, Class C, Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class V shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trusts’ organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.
Class A and Class C shares are offered to the general public for investment. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available through authorized investment professionals, to omnibus retirement plans or to institutional and certain other investors as described in the Fund’s prospectus. Class C shares automatically convert to Class A shares after 10 years. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
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Notes to Financial Statements  (continued)
July 31, 2019 (Unaudited)
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the official closing price on the principal exchange or market on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in the Underlying Funds, with the exception of exchange-traded funds, are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange
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Notes to Financial Statements  (continued)
July 31, 2019 (Unaudited)
rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
Certain Funds invest in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent
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Notes to Financial Statements  (continued)
July 31, 2019 (Unaudited)
amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. Each Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another and to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Each Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
July 31, 2019 (Unaudited)
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. Each Fund purchased option contracts to decrease the Fund’s exposure to equity market risk and to increase return on investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
Each Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and increase or decrease its credit exposure to a specific debt security or a basket of debt securities. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic
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Notes to Financial Statements  (continued)
July 31, 2019 (Unaudited)
payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
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Notes to Financial Statements  (continued)
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Columbia Capital Allocation Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2019:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	46,679*
Equity risk	Investments, at value — Options Purchased	52,200
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	4,036
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	410,966*
Total		513,881

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	8,258*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	107,332*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,321
Total		116,911

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(68,596)	(68,596)
Equity risk	—	(107,485)	—	(107,485)
Foreign exchange risk	(3,055)	—	—	(3,055)
Interest rate risk	—	606,340	—	606,340
Total	(3,055)	498,855	(68,596)	427,204

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	45,785	45,785
Equity risk	—	238,730	14,850	—	253,580
Foreign exchange risk	5,157	—	—	—	5,157
Interest rate risk	—	206,138	—	—	206,138
Total	5,157	444,868	14,850	45,785	510,660
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Notes to Financial Statements  (continued)
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The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	24,105,743
Futures contracts — short	4,681,231
Credit default swap contracts — sell protection	1,045,440

Derivative instrument	Average value ($)*
Options contracts — purchased	26,100

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	2,360	(1,614)

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2019.
Columbia Capital Allocation Moderate Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2019:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	608,657*
Equity risk	Investments, at value — Options Purchased	180,960
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	6,184
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	672,483*
Total		1,468,284

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	19,141*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	264,562*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	2,037
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	82,125*
Total		367,865

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
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The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(245,752)	(245,752)
Equity risk	—	1,708,041	—	1,708,041
Foreign exchange risk	(4,691)	—	—	(4,691)
Interest rate risk	—	1,082,751	—	1,082,751
Total	(4,691)	2,790,792	(245,752)	2,540,349

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	174,478	174,478
Equity risk	—	186,021	51,481	—	237,502
Foreign exchange risk	7,886	—	—	—	7,886
Interest rate risk	—	287,212	—	—	287,212
Total	7,886	473,233	51,481	174,478	707,078
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	70,819,575
Futures contracts — short	10,393,519
Credit default swap contracts — sell protection	2,423,025

Derivative instrument	Average value ($)*
Options contracts — purchased	90,480

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	3,618	2,476

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2019.
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Columbia Capital Allocation Moderate Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2019:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	3,486,127*
Equity risk	Investments, at value — Options Purchased	689,040
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	7,702
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	509,556*
Total		4,692,425

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	54,336*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,145,340*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,145
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	348,456*
Total		1,549,277

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(778,562)	(778,562)
Equity risk	—	12,213,145	—	12,213,145
Foreign exchange risk	19,499	—	—	19,499
Interest rate risk	—	824,108	—	824,108
Total	19,499	13,037,253	(778,562)	12,278,190

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	424,745	424,745
Equity risk	—	(1,378,460)	196,024	—	(1,182,436)
Foreign exchange risk	13,746	—	—	—	13,746
Interest rate risk	—	535,946	—	—	535,946
Total	13,746	(842,514)	196,024	424,745	(207,999)
Columbia Capital Allocation Portfolios | Semiannual Report 2019	125

Notes to Financial Statements  (continued)
July 31, 2019 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	224,404,726
Futures contracts — short	40,585,032
Credit default swap contracts — buy protection	4,629,500
Credit default swap contracts — sell protection	6,878,520

Derivative instrument	Average value ($)*
Options contracts — purchased	344,520

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	5,555	(3,356)

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2019.
Columbia Capital Allocation Moderate Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2019:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	7,284,541*
Equity risk	Investments, at value — Options Purchased	1,172,760
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	5,341
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,446,845*
Total		10,909,487

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	74,044*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,753,744*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	799
Total		1,828,587

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
126	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Notes to Financial Statements  (continued)
July 31, 2019 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(1,047,934)	(1,047,934)
Equity risk	—	25,208,969	—	25,208,969
Foreign exchange risk	13,412	—	—	13,412
Interest rate risk	—	1,967,786	—	1,967,786
Total	13,412	27,176,755	(1,047,934)	26,142,233

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	503,570	503,570
Equity risk	—	(4,103,136)	333,637	—	(3,769,499)
Foreign exchange risk	9,589	—	—	—	9,589
Interest rate risk	—	2,115,380	—	—	2,115,380
Total	9,589	(1,987,756)	333,637	503,570	(1,140,960)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	426,173,685
Futures contracts — short	54,420,209
Credit default swap contracts — buy protection	6,256,000
Credit default swap contracts — sell protection	9,373,320

Derivative instrument	Average value ($)*
Options contracts — purchased	586,380

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	3,859	(2,344)

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2019.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	127

Notes to Financial Statements  (continued)
July 31, 2019 (Unaudited)
Columbia Capital Allocation Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2019:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,961,674*
Equity risk	Investments, at value — Options Purchased	501,120
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	6,334
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	289,457*
Total		2,758,585

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	26,339*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	722,408*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	946
Total		749,693

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category		Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk		—	—	(201,388)	(201,388)
Equity risk		—	6,456,055	—	6,456,055
Foreign exchange risk		15,723	—	—	15,723
Interest rate risk		—	221,878	—	221,878
Total		15,723	6,677,933	(201,388)	6,492,268

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	66,628	66,628
Equity risk	—	(655,636)	142,563	—	(513,073)
Foreign exchange risk	11,346	—	—	—	11,346
Interest rate risk	—	286,540	—	—	286,540
Total	11,346	(369,096)	142,563	66,628	(148,559)
128	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Notes to Financial Statements  (continued)
July 31, 2019 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	106,330,741
Futures contracts — short	25,718,577
Credit default swap contracts — buy protection	1,881,500
Credit default swap contracts — sell protection	3,334,320

Derivative instrument	Average value ($)*
Options contracts — purchased	250,560

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	4,575	(2,789)

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2019.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of July 31, 2019:
Columbia Capital Allocation Conservative Portfolio
	JPMorgan ($)	Morgan Stanley ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (a)	-	156,317	156,317
Forward foreign currency exchange contracts	4,036	-	4,036
Options purchased puts	52,200	-	52,200
Total assets	56,236	156,317	212,553
Liabilities
Forward foreign currency exchange contracts	1,321	-	1,321
Total financial and derivative net assets	54,915	156,317	211,232
Total collateral received (pledged) (b)	-	-	-
Net amount (c)	54,915	156,317	211,232

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	129

Notes to Financial Statements  (continued)
July 31, 2019 (Unaudited)
Columbia Capital Allocation Moderate Conservative Portfolio
	JPMorgan ($)	Morgan Stanley ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (a)	-	362,297	362,297
Forward foreign currency exchange contracts	6,184	-	6,184
Options purchased puts	180,960	-	180,960
Total assets	187,144	362,297	549,441
Liabilities
Forward foreign currency exchange contracts	2,037	-	2,037
Total financial and derivative net assets	185,107	362,297	547,404
Total collateral received (pledged) (b)	-	-	-
Net amount (c)	185,107	362,297	547,404

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Moderate Portfolio
	JPMorgan ($)	Morgan Stanley ($) (a)	Morgan Stanley ($) (a)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	1,028,495	1,028,495
Forward foreign currency exchange contracts	-	7,702	-	7,702
Options purchased puts	689,040	-	-	689,040
Total assets	689,040	7,702	1,028,495	1,725,237
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	1,238	1,238
Forward foreign currency exchange contracts	-	1,145	-	1,145
Total liabilities	-	1,145	1,238	2,383
Total financial and derivative net assets	689,040	6,557	1,027,258	1,722,855
Total collateral received (pledged) (c)	-	-	-	-
Net amount (d)	689,040	6,557	1,027,258	1,722,855

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
130	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Notes to Financial Statements  (continued)
July 31, 2019 (Unaudited)
Columbia Capital Allocation Moderate Aggressive Portfolio
	JPMorgan ($)	Morgan Stanley ($) (a)	Morgan Stanley ($) (a)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	1,401,525	-	1,401,525
Forward foreign currency exchange contracts	-	-	5,341	5,341
Options purchased puts	1,172,760	-	-	1,172,760
Total assets	1,172,760	1,401,525	5,341	2,579,626
Liabilities
Centrally cleared credit default swap contracts (b)	-	1,673	-	1,673
Forward foreign currency exchange contracts	-	-	799	799
Total liabilities	-	1,673	799	2,472
Total financial and derivative net assets	1,172,760	1,399,852	4,542	2,577,154
Total collateral received (pledged) (c)	-	-	-	-
Net amount (d)	1,172,760	1,399,852	4,542	2,577,154

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Aggressive Portfolio
	JPMorgan ($)	Morgan Stanley ($) (a)	Morgan Stanley ($) (a)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	498,557	-	498,557
Forward foreign currency exchange contracts	-	-	6,334	6,334
Options purchased puts	501,120	-	-	501,120
Total assets	501,120	498,557	6,334	1,006,011
Liabilities
Centrally cleared credit default swap contracts (b)	-	503	-	503
Forward foreign currency exchange contracts	-	-	946	946
Total liabilities	-	503	946	1,449
Total financial and derivative net assets	501,120	498,054	5,388	1,004,562
Total collateral received (pledged) (c)	-	-	-	-
Net amount (d)	501,120	498,054	5,388	1,004,562

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are
Columbia Capital Allocation Portfolios | Semiannual Report 2019	131

Notes to Financial Statements  (continued)
July 31, 2019 (Unaudited)
allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trusts are allocated to the Funds and other funds of the Trusts based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid quarterly for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio. Distributions from net investment income, if any, are declared and paid annually for Columbia Capital Allocation Aggressive Portfolio. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
132	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Notes to Financial Statements  (continued)
July 31, 2019 (Unaudited)
Guarantees and indemnifications
Under the Trusts’ organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. After evaluation, Management determined to adopt the ASU effective for periods ending July 31, 2019 and all subsequent periods. As a result of the amendments, management implemented disclosure changes which include removal of the amount and reasons for transfers between level 1 and level 2 of the fair value hierarchy, removal of the policy for the timing of transfers between levels, removal of the description of the level 3 valuation processes, as well as modifications to the measurement uncertainty disclosure.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Funds have entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in Columbia proprietary funds (excluding any underlying funds that do not pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager), (ii) 0.12% on assets invested in non-exchange-traded third-party advised mutual funds and (iii) 0.57% on assets invested in all other securities, including other funds advised by the Investment Manager that do not pay a management services fee (or investment advisory services fee, as applicable), exchange-traded funds, derivatives and individual securities.
The annualized effective management services fee rates, based on each Fund’s average daily net assets for the six months ended July 31, 2019 were as follows:
Effective management services fee rate (%)
Columbia Capital Allocation Conservative Portfolio	0.11
Columbia Capital Allocation Moderate Conservative Portfolio	0.10
Columbia Capital Allocation Moderate Portfolio	0.08
Columbia Capital Allocation Moderate Aggressive Portfolio	0.11
Columbia Capital Allocation Aggressive Portfolio	0.08
In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain
Columbia Capital Allocation Portfolios | Semiannual Report 2019	133

Notes to Financial Statements  (continued)
July 31, 2019 (Unaudited)
funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transactions with affiliates
For the six months ended July 31, 2019, certain Funds engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act for the following Funds aggregated to:
Fund	Purchases ($)	Sales ($)	Realized gain/(loss) from sale transactions ($)
Columbia Capital Allocation Conservative Portfolio	—	1,769	(3,282)
Columbia Capital Allocation Moderate Conservative Portfolio	—	2,995	(5,543)
Columbia Capital Allocation Moderate Portfolio	—	14,704	(27,208)
Columbia Capital Allocation Moderate Aggressive Portfolio	—	16,339	(30,237)
Columbia Capital Allocation Aggressive Portfolio	—	7,216	(13,370)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
134	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Notes to Financial Statements  (continued)
July 31, 2019 (Unaudited)
For the six months ended July 31, 2019, the Funds’ annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Conservative Portfolio	0.10	0.10	0.10	0.10	0.07	0.02	0.10	—
Columbia Capital Allocation Moderate Conservative Portfolio	0.09	0.09	0.09	0.09	0.07	0.02	0.09	—
Columbia Capital Allocation Moderate Portfolio	0.08	0.08	0.08	0.08	0.07	0.02	0.08	—
Columbia Capital Allocation Moderate Aggressive Portfolio	0.11	0.11	0.11	0.11	0.06	0.01	0.11	0.11
Columbia Capital Allocation Aggressive Portfolio	0.09	0.09	0.09	0.09	0.07	0.02	0.09	—
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Funds and recorded as part of expense reductions in the Statement of Operations. There were no small account fees for any of the funds.
Distribution and service fees
The Funds have entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Funds and providing services to investors.
Under the Plans, each Fund pays a monthly fee to the Distributor at the annual rates of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, up to 1.00% of each Fund’s average daily net assets attributable to Class C shares and up to 0.50% of each Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio).
For Class C shares of the Funds, of 1.00% fee, up to 0.75% is reimbursed for distribution expenses.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:
Fund	Class C ($)
Columbia Capital Allocation Conservative Portfolio	284,000
Columbia Capital Allocation Moderate Conservative Portfolio	470,000
Columbia Capital Allocation Moderate Portfolio	1,624,000
Columbia Capital Allocation Moderate Aggressive Portfolio	1,189,000
Columbia Capital Allocation Aggressive Portfolio	220,000
These amounts are based on the most recent information available as of June 30, 2019, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.
Shareholder services fees
Columbia Capital Allocation Moderate Aggressive Portfolio has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	135

Notes to Financial Statements  (continued)
July 31, 2019 (Unaudited)
Sales charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund’s shares for the six months ended July 31, 2019, if any, are as follows:
	Front End (%)			CDSC (%)			Amount ($)
Fund	Class A	Class C	Class V	Class A	Class C	Class V	Class A	Class C	Class V
Columbia Capital Allocation Conservative Portfolio	4.75	—	—	0.50 - 1.00 (a)	1.00 (b)	—	43,219	1,582	—
Columbia Capital Allocation Moderate Conservative Portfolio	5.75	—	—	0.50 - 1.00 (a)	1.00 (b)	—	150,716	2,086	—
Columbia Capital Allocation Moderate Portfolio	5.75	—	—	0.50 - 1.00 (a)	1.00 (b)	—	613,303	9,704	—
Columbia Capital Allocation Moderate Aggressive Portfolio	5.75	—	5.75	0.50 - 1.00 (a)	1.00 (b)	0.50 - 1.00 (a)	738,928	7,337	2,276
Columbia Capital Allocation Aggressive Portfolio	5.75	—	—	0.50 - 1.00 (a)	1.00 (b)	—	467,467	3,166	—

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Funds’ other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	Contractual expense caps July 1, 2019 through May 31, 2020
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Moderate Conservative Portfolio	0.52	0.27	1.27	0.27	0.24	0.20	0.77	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	0.50	0.25	1.25	0.25	0.20	0.15	0.75	0.50
Columbia Capital Allocation Aggressive Portfolio	0.51	0.26	1.26	0.26	0.24	0.19	0.76	N/A

	Voluntary expense caps June 1, 2019 through June 30, 2019
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Moderate Conservative Portfolio	0.50	0.25	1.25	0.25	0.24	0.19	0.75	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	0.50	0.25	1.25	0.25	0.21	0.16	0.75	0.50
Columbia Capital Allocation Aggressive Portfolio	0.50	0.25	1.25	0.25	0.24	0.18	0.75	N/A

	Contractual expense caps June 1, 2019 through May 31, 2020
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)
Columbia Capital Allocation Conservative Portfolio	0.49	0.24	1.24	0.24	0.21	0.16	0.74
Columbia Capital Allocation Moderate Portfolio	0.47	0.22	1.22	0.22	0.21	0.16	0.72

	Contractual expense caps prior to June 1, 2019
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Conservative Portfolio	0.49	0.24	1.24	0.24	0.22	0.17	0.74	N/A
Columbia Capital Allocation Moderate Conservative Portfolio	0.50	0.25	1.25	0.25	0.24	0.19	0.75	N/A
Columbia Capital Allocation Moderate Portfolio	0.47	0.22	1.22	0.22	0.21	0.17	0.72	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	0.50	0.25	1.25	0.25	0.21	0.16	0.75	0.50
Columbia Capital Allocation Aggressive Portfolio	0.50	0.25	1.25	0.25	0.24	0.18	0.75	N/A
136	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Notes to Financial Statements  (continued)
July 31, 2019 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. Each Fund’s management services fee is also excluded from the waiver/reimbursement commitment and is therefore paid by the Funds. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
Columbia Capital Allocation Conservative Portfolio	221,485,000	7,475,000	(2,773,000)	4,702,000
Columbia Capital Allocation Moderate Conservative Portfolio	506,815,000	21,738,000	(6,231,000)	15,507,000
Columbia Capital Allocation Moderate Portfolio	1,404,438,000	95,732,000	(20,792,000)	74,940,000
Columbia Capital Allocation Moderate Aggressive Portfolio	1,872,675,000	170,086,000	(31,553,000)	138,533,000
Columbia Capital Allocation Aggressive Portfolio	655,679,000	71,424,000	(12,733,000)	58,691,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
For the six months ended July 31, 2019, the cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Columbia Capital Allocation Conservative Portfolio	9,611,893	16,860,821
Columbia Capital Allocation Moderate Conservative Portfolio	15,607,473	37,962,589
Columbia Capital Allocation Moderate Portfolio	52,445,347	108,021,700
Columbia Capital Allocation Moderate Aggressive Portfolio	62,624,087	143,734,576
Columbia Capital Allocation Aggressive Portfolio	34,786,937	55,903,755
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	137

Notes to Financial Statements  (continued)
July 31, 2019 (Unaudited)
Note 6. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Funds did not borrow or lend money under the Interfund Program during the six months ended July 31, 2019.
Note 8. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
No Fund had borrowings during the six months ended July 31, 2019.
Note 9. Significant risks
Shareholder concentration risk
At July 31, 2019, certain shareholder accounts owned more than 10% of the outstanding shares of one or more of the Funds. For unaffiliated shareholder accounts, the Funds have no knowledge about whether any portion of those shares were owned beneficially. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
138	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Notes to Financial Statements  (continued)
July 31, 2019 (Unaudited)
The number of accounts and aggregate percentages of shares outstanding held therein were as follows:
Fund	Number of unaffiliated accounts	Percentage of shares outstanding held — unaffiliated (%)	Percentage of shares outstanding held — affiliated (%)
Columbia Capital Allocation Conservative Portfolio	—	—	76.0
Columbia Capital Allocation Moderate Conservative Portfolio	—	—	78.8
Columbia Capital Allocation Moderate Portfolio	—	—	89.0
Columbia Capital Allocation Moderate Aggressive Portfolio	1	12.3	58.6
Columbia Capital Allocation Aggressive Portfolio	—	—	87.4
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Capital Allocation Portfolios | Semiannual Report 2019	139

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Capital Allocation Portfolios (each, a Series Fund and collectively, the Series Funds). Under a management agreement (each, a Management Agreement), Columbia Threadneedle provides investment advice and other services to each of the Series Funds and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, each Series Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of each Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and each Series Fund’s performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue each Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of each Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Series Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Series Funds by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under each Management Agreement, the Board also took into account the organization and strength of each Series Fund and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under each Management Agreement and each Series Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
140	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of each Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Series Funds under each Management Agreement. It was also observed that the services being performed under each Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to each Series Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under each Management Agreement, the Board carefully reviewed the investment performance of each Series Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of each Series Fund, the performance of a benchmark index, the percentage ranking of each Series Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of each Series Fund. The Board observed that each Series Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with each Series Fund
The Board reviewed comparative fees and the costs of services provided under each Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each Series Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing each Series Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Series Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Series Funds’ fee rates, and JDL’s conclusion that the management fees being charged to each Series Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). With respect to each Fund, which operates as a fund-of-funds, the Independent Trustees noted the rationale for according weight to each Fund’s direct expenses as opposed to its total expense ratio, which also includes indirect expenses (i.e., the expenses incurred by the underlying funds in which the Fund invests and which vary based on the Fund’s investment allocation decisions). In this regard, they noted that each Fund’s direct expenses include very low management fees. Further, the Board took into account that the Fund’s total expense ratio (considering direct expenses only) was slightly below the peer universe’s median expense ratio shown in the reports for Columbia Capital Allocation Aggressive Portfolio and Columbia Capital Allocation Moderate Conservative Portfolio; below the peer universe’s median expense ratio shown in the reports for Columbia Capital Allocation Moderate Portfolio; approximated the peer universe’s median expense ratio for Columbia Capital Allocation Moderate Aggressive Portfolio; and was somewhat higher than the median ratio, but lower than the 60th percentile of the Fund’s peer universe for Columbia Capital Allocation Conservative Portfolio. Based on its review, the Board concluded that each Series Fund management fee was fair and reasonable in light of the extent and quality of services that each Series Fund receive.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to each Series Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Series Funds. The Board considered that in 2018 the Board had concluded
Columbia Capital Allocation Portfolios | Semiannual Report 2019	141

Approval of Management Agreement  (continued)
that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Series Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Series Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
Given that the Series Funds pay relatively low management fees, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of each Series Fund.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of each Management Agreement.
142	Columbia Capital Allocation Portfolios | Semiannual Report 2019

Additional information
The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Funds hold investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the SEC at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Funds’ Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Funds’ complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Capital Allocation Portfolios | Semiannual Report 2019	143

Columbia Capital Allocation Portfolios
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Funds, go to
columbiathreadneedleus.com/investor/. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR124_01_J01_(09/19)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 20, 2019

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	September 20, 2019